UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

811-04000
Investment Company Act File Number

Calvert Variable Products, Inc.
(Exact Name of Registrant as Specified in Charter)

1825 Connecticut Avenue NW, Suite 400, Washington, DC 20009
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Service)

(202) 238-2200
(Registrant's telephone number, including area code)

December 31
Date of Fiscal Year End

September 30, 2018
Date of Reporting Period

Item 1. Schedule of Investments.

Calvert VP S&P 500 Index Portfolio
Calvert VP Investment Grade Bond Index Portfolio
Calvert VP S&P MidCap 400 Index Portfolio
Calvert VP Russell 2000 Small Cap Index Portfolio
Calvert VP EAFE International Index Portfolio
Calvert VP Volatility Managed Moderate Portfolio
Calvert VP Volatility Managed Moderate Growth Portfolio
Calvert VP Volatility Managed Growth Portfolio
Calvert VP Nasdaq 100 Index Portfolio

CALVERT VP S&P 500 INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2018 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 97.1%
Aerospace & Defense - 2.7%
Arconic, Inc.	8,087	177,995
Boeing Co. (The)	9,813	3,649,455
General Dynamics Corp.	5,115	1,047,143
Harris Corp.	2,162	365,832
Huntington Ingalls Industries, Inc.	796	203,840
L3 Technologies, Inc.	1,489	316,591
Lockheed Martin Corp.	4,523	1,564,777
Northrop Grumman Corp.	3,175	1,007,650
Raytheon Co.	5,230	1,080,832
Rockwell Collins, Inc.	2,990	420,005
Textron, Inc.	4,662	333,193
TransDigm Group, Inc. (1)	924	344,005
United Technologies Corp.	13,813	1,931,195
		12,442,513

Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	2,660	260,467
Expeditors International of Washington, Inc.	3,361	247,135
FedEx Corp.	4,476	1,077,776
United Parcel Service, Inc., Class B	12,735	1,486,811
		3,072,189

Airlines - 0.5%
Alaska Air Group, Inc.	2,341	161,201
American Airlines Group, Inc. (2)	7,586	313,529
Delta Air Lines, Inc.	11,751	679,560
Southwest Airlines Co.	9,472	591,527
United Continental Holdings, Inc. (1)	4,291	382,157
		2,127,974

Auto Components - 0.1%
Aptiv plc	4,821	404,482
BorgWarner, Inc.	3,767	161,152
Goodyear Tire & Rubber Co. (The)	4,367	102,144
		667,778

Automobiles - 0.3%
Ford Motor Co.	71,267	659,220
General Motors Co.	24,099	811,413
Harley-Davidson, Inc.	3,206	145,232
		1,615,865

Banks - 5.7%

Bank of America Corp.	170,603	5,025,964
BB&T Corp.	14,198	689,171
Citigroup, Inc.	46,220	3,315,823
Citizens Financial Group, Inc.	8,826	340,419
Comerica, Inc.	3,131	282,416
Fifth Third Bancorp	12,481	348,470
Huntington Bancshares, Inc.	20,983	313,066
JPMorgan Chase & Co.	61,726	6,965,162
KeyCorp	19,331	384,494
M&T Bank Corp.	2,720	447,549
People's United Financial, Inc.	6,516	111,554
PNC Financial Services Group, Inc. (The)	8,549	1,164,288
Regions Financial Corp.	20,450	375,258
SunTrust Banks, Inc.	8,463	565,244
SVB Financial Group (1)	1,006	312,695
U.S. Bancorp	28,124	1,485,228
Wells Fargo & Co.	79,608	4,184,196
Zions Bancorporation (2)	3,741	187,611
		26,498,608

Beverages - 1.6%
Brown-Forman Corp., Class B	3,095	156,452
Coca-Cola Co. (The)	70,206	3,242,815
Constellation Brands, Inc., Class A	3,059	659,582
Molson Coors Brewing Co., Class B	3,520	216,480
Monster Beverage Corp. (1)	7,479	435,876
PepsiCo, Inc.	25,986	2,905,235
		7,616,440

Biotechnology - 2.5%
AbbVie, Inc.	27,774	2,626,865
Alexion Pharmaceuticals, Inc. (1)	4,051	563,129
Amgen, Inc.	11,888	2,464,263
Biogen, Inc. (1)	3,700	1,307,247
Celgene Corp. (1)	12,870	1,151,736
Gilead Sciences, Inc.	23,675	1,827,947
Incyte Corp. (1)	3,344	231,004
Regeneron Pharmaceuticals, Inc. (1)	1,408	568,888
Vertex Pharmaceuticals, Inc. (1)	4,640	894,314
		11,635,393

Building Products - 0.3%
A.O. Smith Corp.	2,717	145,006
Allegion plc	1,812	164,113
Fortune Brands Home & Security, Inc.	2,616	136,974
Johnson Controls International plc	16,864	590,240
Masco Corp.	5,966	218,356
		1,254,689

Capital Markets - 2.6%

Affiliated Managers Group, Inc.	1,037	141,779
Ameriprise Financial, Inc.	2,633	388,789
Bank of New York Mellon Corp. (The)	16,896	861,527
BlackRock, Inc.	2,246	1,058,607
Cboe Global Markets, Inc.	2,145	205,834
Charles Schwab Corp. (The)	21,863	1,074,566
CME Group, Inc.	6,200	1,055,302
E*Trade Financial Corp. (1)	4,805	251,734
Franklin Resources, Inc.	5,614	170,722
Goldman Sachs Group, Inc. (The)	6,396	1,434,239
Intercontinental Exchange, Inc.	10,546	789,790
Invesco Ltd.	7,750	177,320
Moody's Corp.	3,040	508,288
Morgan Stanley	24,354	1,134,166
MSCI, Inc.	1,621	287,581
Nasdaq, Inc.	2,219	190,390
Northern Trust Corp.	4,101	418,835
Raymond James Financial, Inc.	2,473	227,640
S&P Global, Inc.	4,576	894,105
State Street Corp.	6,968	583,779
T. Rowe Price Group, Inc.	4,409	481,375
		12,336,368

Chemicals - 1.7%
Air Products & Chemicals, Inc.	3,991	666,697
Albemarle Corp. (2)	2,110	210,536
CF Industries Holdings, Inc.	4,440	241,714
DowDuPont, Inc.	42,546	2,736,133
Eastman Chemical Co.	2,721	260,454
Ecolab, Inc.	4,728	741,256
FMC Corp.	2,557	222,919
International Flavors & Fragrances, Inc.	1,702	236,782
LyondellBasell Industries NV, Class A	5,854	600,093
Mosaic Co. (The)	6,673	216,739
PPG Industries, Inc.	4,445	485,083
Praxair, Inc.	5,232	840,939
Sherwin-Williams Co. (The)	1,499	682,360
		8,141,705

Commercial Services & Supplies - 0.4%
Cintas Corp.	1,642	324,804
Copart, Inc. (1)	3,900	200,967
Republic Services, Inc.	4,060	295,000
Rollins, Inc.	1,900	115,311
Stericycle, Inc. (1)	1,765	103,570
Waste Management, Inc.	7,243	654,477
		1,694,129

Communications Equipment - 1.1%
Arista Networks, Inc. (1)	948	252,035

Cisco Systems, Inc.	83,957	4,084,508
F5 Networks, Inc. (1)	1,177	234,718
Juniper Networks, Inc.	6,539	195,974
Motorola Solutions, Inc.	2,952	384,173
		5,151,408

Construction & Engineering - 0.1%
Fluor Corp.	2,663	154,721
Jacobs Engineering Group, Inc.	2,292	175,338
Quanta Services, Inc. (1)	2,927	97,703
		427,762

Construction Materials - 0.1%
Martin Marietta Materials, Inc. (2)	1,195	217,430
Vulcan Materials Co. (2)	2,522	280,447
		497,877

Consumer Finance - 0.7%
American Express Co.	13,002	1,384,583
Capital One Financial Corp.	8,857	840,795
Discover Financial Services	6,293	481,100
Synchrony Financial	12,918	401,491
		3,107,969

Containers & Packaging - 0.3%
Avery Dennison Corp.	1,674	181,378
Ball Corp. (2)	6,316	277,841
International Paper Co.	7,540	370,591
Packaging Corp. of America	1,800	197,442
Sealed Air Corp. (2)	3,186	127,918
WestRock Co.	4,856	259,504
		1,414,674

Distributors - 0.1%
Genuine Parts Co.	2,793	277,624
LKQ Corp. (1)	5,893	186,632
		464,256

Diversified Consumer Services - 0.0% (3)
H&R Block, Inc. (2)	3,979	102,459

Diversified Financial Services - 1.7%
Berkshire Hathaway, Inc., Class B (1)	35,803	7,665,780
Jefferies Financial Group, Inc.	5,326	116,959
		7,782,739

Diversified Telecommunication Services - 1.9%
AT&T, Inc.	133,374	4,478,699
CenturyLink, Inc.	17,457	370,088
Verizon Communications, Inc.	75,887	4,051,607

		8,900,394

Electric Utilities - 1.7%
Alliant Energy Corp.	4,404	187,478
American Electric Power Co., Inc.	8,968	635,652
Duke Energy Corp.	13,083	1,046,902
Edison International	5,932	401,478
Entergy Corp.	3,441	279,168
Evergy, Inc.	5,000	274,600
Eversource Energy	5,770	354,509
Exelon Corp.	17,577	767,412
FirstEnergy Corp. (2)	8,926	331,779
NextEra Energy, Inc.	8,679	1,454,600
PG&E Corp. (1)	9,403	432,632
Pinnacle West Capital Corp.	2,128	168,495
PPL Corp. (2)	13,211	386,554
Southern Co. (The)	18,419	803,068
Xcel Energy, Inc.	9,265	437,401
		7,961,728

Electrical Equipment - 0.5%
AMETEK, Inc.	4,404	348,445
Eaton Corp. plc	7,962	690,544
Emerson Electric Co.	11,473	878,602
Rockwell Automation, Inc.	2,287	428,858
		2,346,449

Electronic Equipment, Instruments & Components - 0.4%
Amphenol Corp., Class A	5,488	515,982
Corning, Inc.	14,877	525,158
FLIR Systems, Inc.	2,498	153,552
IPG Photonics Corp. (1)	704	109,873
TE Connectivity Ltd.	6,375	560,554
		1,865,119

Energy Equipment & Services - 0.7%
Baker Hughes, a GE Co.	7,582	256,499
Halliburton Co.	15,950	646,453
Helmerich & Payne, Inc.	1,982	136,302
National Oilwell Varco, Inc.	7,234	311,641
Schlumberger Ltd.	25,465	1,551,328
TechnipFMC plc	7,847	245,219
		3,147,442

Entertainment - 2.1%
Activision Blizzard, Inc.	13,860	1,153,013
Electronic Arts, Inc. (1)	5,587	673,178
Netflix, Inc. (1)	7,965	2,979,946
Take-Two Interactive Software, Inc. (1)	2,178	300,542
Twenty-First Century Fox, Inc., Class A	19,192	889,165

Twenty-First Century Fox, Inc., Class B	8,946	409,906
Viacom, Inc., Class B	6,736	227,407
Walt Disney Co. (The)	27,250	3,186,615
		9,819,772

Equity Real Estate Investment Trusts (REITs) - 2.5%
Alexandria Real Estate Equities, Inc.	1,927	242,397
American Tower Corp.	8,042	1,168,503
Apartment Investment & Management Co., Class A	2,947	130,051
AvalonBay Communities, Inc.	2,516	455,773
Boston Properties, Inc.	2,811	346,006
Crown Castle International Corp.	7,553	840,876
Digital Realty Trust, Inc.	3,750	421,800
Duke Realty Corp.	6,687	189,710
Equinix, Inc.	1,447	626,392
Equity Residential	6,704	444,207
Essex Property Trust, Inc.	1,257	310,115
Extra Space Storage, Inc.	2,399	207,849
Federal Realty Investment Trust	1,393	176,173
HCP, Inc.	8,950	235,564
Host Hotels & Resorts, Inc.	13,974	294,851
Iron Mountain, Inc. (2)	5,271	181,955
Kimco Realty Corp.	7,958	133,217
Macerich Co. (The)	2,033	112,405
Mid-America Apartment Communities, Inc.	2,131	213,484
Prologis, Inc.	11,509	780,195
Public Storage	2,728	550,047
Realty Income Corp.	5,410	307,775
Regency Centers Corp.	3,112	201,253
SBA Communications Corp. (1)	2,097	336,841
Simon Property Group, Inc.	5,639	996,693
SL Green Realty Corp.	1,719	167,654
UDR, Inc.	5,105	206,395
Ventas, Inc.	6,488	352,817
Vornado Realty Trust	3,291	240,243
Welltower, Inc.	6,773	435,639
Weyerhaeuser Co.	13,784	444,810
		11,751,690

Food & Staples Retailing - 1.4%
Costco Wholesale Corp.	8,054	1,891,723
Kroger Co. (The)	14,800	430,828
Sysco Corp.	8,727	639,253
Walgreens Boots Alliance, Inc.	15,528	1,131,991
Walmart, Inc.	26,357	2,475,186
		6,568,981

Food Products - 1.0%
Archer-Daniels-Midland Co.	10,182	511,849
Campbell Soup Co.	3,662	134,139

Conagra Brands, Inc.	7,165	243,395
General Mills, Inc.	10,795	463,321
Hershey Co. (The)	2,682	273,564
Hormel Foods Corp.	5,141	202,555
J. M. Smucker Co. (The)	2,162	221,843
Kellogg Co.	4,739	331,825
Kraft Heinz Co. (The)	11,420	629,356
McCormick & Co., Inc. (2)	2,305	303,684
Mondelez International, Inc., Class A	26,858	1,153,820
Tyson Foods, Inc., Class A	5,665	337,238
		4,806,589

Health Care Equipment & Supplies - 3.2%
Abbott Laboratories	32,220	2,363,659
ABIOMED, Inc. (1)	800	359,800
Align Technology, Inc. (1)	1,313	513,672
Baxter International, Inc.	8,970	691,497
Becton Dickinson and Co.	4,865	1,269,765
Boston Scientific Corp. (1)	25,123	967,236
Cooper Cos., Inc. (The)	935	259,135
Danaher Corp.	11,193	1,216,231
DENTSPLY SIRONA, Inc.	4,372	164,999
Edwards Lifesciences Corp. (1)	3,838	668,196
Hologic, Inc. (1)	5,113	209,531
IDEXX Laboratories, Inc. (1)	1,582	394,962
Intuitive Surgical, Inc. (1)	2,063	1,184,162
Medtronic plc	24,847	2,444,199
ResMed, Inc.	2,721	313,840
Stryker Corp.	5,701	1,012,954
Varian Medical Systems, Inc. (1)	1,738	194,534
Zimmer Holdings, Inc.	3,701	486,571
		14,714,943

Health Care Providers & Services - 3.3%
Aetna, Inc.	5,956	1,208,174
AmerisourceBergen Corp.	3,094	285,329
Anthem, Inc.	4,774	1,308,315
Cardinal Health, Inc.	5,657	305,478
Centene Corp. (1)	3,753	543,359
Cigna Corp.	4,429	922,339
CVS Health Corp.	18,726	1,474,111
DaVita, Inc. (1)	2,330	166,898
Envision Healthcare Corp. (1)	2,303	105,316
Express Scripts Holding Co. (1)	10,228	971,762
HCA Healthcare, Inc.	4,957	689,618
Henry Schein, Inc. (1)	2,926	248,798
Humana, Inc.	2,507	848,670
Laboratory Corp. of America Holdings (1)	1,940	336,939
McKesson Corp.	3,669	486,693
Quest Diagnostics, Inc.	2,582	278,624

UnitedHealth Group, Inc.	17,677	4,702,789
Universal Health Services, Inc., Class B	1,656	211,703
WellCare Health Plans, Inc. (1)	940	301,260
		15,396,175

Health Care Technology - 0.1%
Cerner Corp. (1)	6,042	389,165

Hotels, Restaurants & Leisure - 1.6%
Carnival Corp.	7,392	471,388
Chipotle Mexican Grill, Inc. (1)	468	212,715
Darden Restaurants, Inc.	2,352	261,519
Hilton Worldwide Holdings, Inc.	5,476	442,351
Marriott International, Inc., Class A	5,289	698,307
McDonald's Corp.	14,248	2,383,548
MGM Resorts International	9,124	254,651
Norwegian Cruise Line Holdings Ltd. (1)	3,872	222,369
Royal Caribbean Cruises Ltd.	3,084	400,735
Starbucks Corp.	24,778	1,408,381
Wynn Resorts Ltd.	1,796	228,200
Yum! Brands, Inc.	5,829	529,914
		7,514,078

Household Durables - 0.3%
D.R. Horton, Inc.	6,512	274,676
Garmin Ltd.	2,106	147,525
Leggett & Platt, Inc. (2)	2,459	107,680
Lennar Corp., Class A	5,198	242,695
Mohawk Industries, Inc. (1)	1,204	211,121
Newell Brands, Inc. (2)	7,984	162,075
PulteGroup, Inc.	5,017	124,271
Whirlpool Corp. (2)	1,209	143,569
		1,413,612

Household Products - 1.3%
Church & Dwight Co., Inc.	4,644	275,714
Clorox Co. (The)	2,358	354,667
Colgate-Palmolive Co.	15,883	1,063,367
Kimberly-Clark Corp.	6,361	722,864
Procter & Gamble Co. (The)	45,716	3,804,943
		6,221,555

Independent Power and Renewable Electricity Producers - 0.1%
AES Corp.	12,573	176,022
NRG Energy, Inc.	5,744	214,826
		390,848

Industrial Conglomerates - 1.5%
3M Co.	10,810	2,277,775
General Electric Co.	159,620	1,802,110

Honeywell International, Inc.	13,600	2,263,040
Roper Technologies, Inc.	1,878	556,282
		6,899,207

Insurance - 2.2%
Aflac, Inc.	14,096	663,499
Allstate Corp. (The)	6,400	631,680
American International Group, Inc.	16,345	870,208
Aon plc	4,452	684,629
Arthur J. Gallagher & Co.	3,454	257,116
Assurant, Inc.	1,091	117,773
Brighthouse Financial, Inc. (1)	2,259	99,938
Chubb Ltd.	8,481	1,133,401
Cincinnati Financial Corp.	2,841	218,217
Everest Re Group Ltd.	768	175,465
Hartford Financial Services Group, Inc. (The)	6,795	339,478
Lincoln National Corp.	4,155	281,127
Loews Corp.	5,107	256,525
Marsh & McLennan Cos., Inc.	9,238	764,167
MetLife, Inc.	18,509	864,740
Principal Financial Group, Inc.	4,849	284,103
Progressive Corp. (The)	10,604	753,308
Prudential Financial, Inc.	7,647	774,794
Torchmark Corp.	1,978	171,473
Travelers Cos., Inc. (The)	4,921	638,303
Unum Group	4,212	164,563
Willis Towers Watson plc	2,401	338,397
		10,482,904

Interactive Media & Services - 4.5%
Alphabet, Inc., Class A (1)	5,499	6,637,733
Alphabet, Inc., Class C (1)	5,655	6,749,073
Facebook, Inc., Class A (1)	44,293	7,284,427
TripAdvisor, Inc. (1)(2)	1,951	99,637
Twitter, Inc. (1)	13,223	376,327
		21,147,197

Internet & Direct Marketing Retail - 3.8%
Amazon.com, Inc. (1)	7,536	15,094,608
Booking Holdings, Inc. (1)	877	1,739,968
eBay, Inc. (1)	16,831	555,760
Expedia Group, Inc.	2,201	287,186
		17,677,522

IT Services - 4.7%
Accenture plc, Class A	11,709	1,992,872
Akamai Technologies, Inc. (1)	3,237	236,787
Alliance Data Systems Corp.	903	213,252
Automatic Data Processing, Inc.	8,021	1,208,444
Broadridge Financial Solutions, Inc.	2,209	291,478

Cognizant Technology Solutions Corp., Class A	10,668	823,036
DXC Technology Co.	5,185	484,901
Fidelity National Information Services, Inc.	6,027	657,365
Fiserv, Inc. (1)	7,455	614,143
FleetCor Technologies, Inc. (1)	1,623	369,784
Gartner, Inc. (1)(2)	1,735	274,998
Global Payments, Inc.	2,905	370,097
International Business Machines Corp.	16,764	2,534,884
MasterCard, Inc., Class A	16,779	3,735,173
Paychex, Inc.	5,822	428,790
PayPal Holdings, Inc. (1)	21,739	1,909,554
Total System Services, Inc.	3,148	310,834
VeriSign, Inc. (1)	1,970	315,436
Visa, Inc., Class A (2)	32,692	4,906,742
Western Union Co. (The) (2)	8,629	164,469
		21,843,039

Leisure Products - 0.1%
Hasbro, Inc.	2,129	223,800
Mattel, Inc. (1)(2)	7,108	111,596
		335,396

Life Sciences Tools & Services - 0.9%
Agilent Technologies, Inc.	5,826	410,966
Illumina, Inc. (1)	2,677	982,620
IQVIA Holdings, Inc. (1)	2,947	382,344
Mettler-Toledo International, Inc. (1)	485	295,355
PerkinElmer, Inc. (2)	2,103	204,559
Thermo Fisher Scientific, Inc.	7,398	1,805,704
Waters Corp. (1)	1,415	275,472
		4,357,020

Machinery - 1.5%
Caterpillar, Inc.	10,887	1,660,159
Cummins, Inc.	2,820	411,917
Deere & Co.	5,905	887,699
Dover Corp.	2,713	240,182
Flowserve Corp. (2)	2,403	131,420
Fortive Corp.	5,585	470,257
Illinois Tool Works, Inc.	5,666	799,586
Ingersoll-Rand plc	4,515	461,884
PACCAR, Inc.	6,406	436,825
Parker-Hannifin Corp.	2,421	445,295
Pentair plc	3,153	136,683
Snap-on, Inc.	1,080	198,288
Stanley Black & Decker, Inc.	2,810	411,496
Xylem, Inc.	3,424	273,475
		6,965,166

Media - 1.2%

CBS Corp., Class B	6,218	357,224
Charter Communications, Inc., Class A (1)	3,279	1,068,561
Comcast Corp., Class A	84,184	2,980,955
Discovery, Inc., Class A (1)(2)	2,923	93,536
Discovery, Inc., Class C (1)	6,463	191,176
DISH Network Corp., Class A (1)	4,169	149,083
Interpublic Group of Cos., Inc. (The)	7,221	165,144
News Corp., Class A	7,920	104,465
News Corp., Class B	2,023	27,513
Omnicom Group, Inc. (2)	4,138	281,467
		5,419,124

Metals & Mining - 0.2%
Freeport-McMoRan, Inc.	26,612	370,439
Newmont Mining Corp.	9,714	293,363
Nucor Corp.	5,792	367,502
		1,031,304

Multi-Utilities - 0.9%
Ameren Corp.	4,619	292,013
CenterPoint Energy, Inc.	9,125	252,306
CMS Energy Corp.	5,376	263,424
Consolidated Edison, Inc.	5,658	431,083
Dominion Energy, Inc.	11,882	835,067
DTE Energy Co.	3,415	372,679
NiSource, Inc.	6,143	153,084
Public Service Enterprise Group, Inc.	9,199	485,615
SCANA Corp.	2,949	114,687
Sempra Energy	5,022	571,252
WEC Energy Group, Inc.	5,745	383,536
		4,154,746

Multiline Retail - 0.5%
Dollar General Corp.	4,877	533,056
Dollar Tree, Inc. (1)	4,329	353,030
Kohl's Corp.	3,200	238,560
Macy's, Inc.	5,802	201,503
Nordstrom, Inc.	2,105	125,900
Target Corp.	9,707	856,255
		2,308,304

Oil, Gas & Consumable Fuels - 5.1%
Anadarko Petroleum Corp.	9,379	632,238
Andeavor (1)	2,531	388,509
Apache Corp. (2)	7,261	346,132
Cabot Oil & Gas Corp.	8,103	182,480
Chevron Corp.	35,192	4,303,278
Cimarex Energy Co.	1,817	168,872
Concho Resources, Inc. (1)	3,678	561,814
ConocoPhillips	21,304	1,648,930

Devon Energy Corp.	9,530	380,628
EOG Resources, Inc.	10,540	1,344,588
EQT Corp.	4,660	206,112
Exxon Mobil Corp.	77,758	6,610,985
Hess Corp.	4,768	341,293
HollyFrontier Corp.	2,977	208,092
Kinder Morgan, Inc.	34,544	612,465
Marathon Oil Corp.	16,174	376,531
Marathon Petroleum Corp.	8,410	672,548
Newfield Exploration Co. (1)	4,119	118,751
Noble Energy, Inc.	8,821	275,127
Occidental Petroleum Corp.	13,943	1,145,696
ONEOK, Inc.	7,485	507,408
Phillips 66	7,845	884,288
Pioneer Natural Resources Co.	3,103	540,512
Valero Energy Corp.	7,846	892,482
Williams Cos., Inc. (The)	21,770	591,926
		23,941,685

Personal Products - 0.2%
Coty, Inc., Class A (2)	8,988	112,889
Estee Lauder Cos., Inc. (The), Class A	4,078	592,615
		705,504

Pharmaceuticals - 4.6%
Allergan plc	5,860	1,116,213
Bristol-Myers Squibb Co.	30,021	1,863,704
Eli Lilly & Co.	17,555	1,883,827
Johnson & Johnson	49,272	6,807,912
Merck & Co., Inc.	48,845	3,465,064
Mylan NV (1)	9,386	343,528
Nektar Therapeutics (1)	3,063	186,720
Perrigo Co. plc (2)	2,412	170,770
Pfizer, Inc.	107,664	4,744,752
Zoetis, Inc.	8,810	806,644
		21,389,134

Professional Services - 0.3%
Equifax, Inc.	2,286	298,483
IHS Markit Ltd. (1)	6,484	349,877
Nielsen Holdings plc	6,382	176,526
Robert Half International, Inc.	2,365	166,449
Verisk Analytics, Inc. (1)	2,953	355,984
		1,347,319

Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A (1)	5,752	253,663

Road & Rail - 1.0%
CSX Corp.	14,984	1,109,565

JB Hunt Transport Services, Inc.	1,630	193,872
Kansas City Southern	1,962	222,256
Norfolk Southern Corp.	5,144	928,492
Union Pacific Corp.	13,582	2,211,557
		4,665,742

Semiconductors & Semiconductor Equipment - 3.8%
Advanced Micro Devices, Inc. (1)(2)	15,756	486,703
Analog Devices, Inc.	6,753	624,382
Applied Materials, Inc.	18,354	709,382
Broadcom, Inc.	7,928	1,956,075
Intel Corp.	84,686	4,004,801
KLA-Tencor Corp.	2,838	288,653
Lam Research Corp.	2,987	453,128
Microchip Technology, Inc. (2)	4,280	337,735
Micron Technology, Inc. (1)	21,117	955,122
NVIDIA Corp.	11,127	3,126,910
Qorvo, Inc. (1)	2,408	185,151
QUALCOMM, Inc. (2)	25,831	1,860,607
Skyworks Solutions, Inc.	3,315	300,704
Texas Instruments, Inc.	17,824	1,912,337
Xilinx, Inc.	4,614	369,904
		17,571,594

Software - 5.8%
Adobe Systems, Inc. (1)	9,032	2,438,188
ANSYS, Inc. (1)	1,597	298,128
Autodesk, Inc. (1)	3,989	622,723
CA, Inc.	5,952	262,781
Cadence Design Systems, Inc. (1)	5,385	244,048
Citrix Systems, Inc. (1)	2,462	273,676
Intuit, Inc.	4,751	1,080,377
Microsoft Corp.	141,049	16,131,774
Oracle Corp.	51,914	2,676,686
Red Hat, Inc. (1)	3,235	440,866
Salesforce.com, Inc. (1)	13,898	2,210,199
Symantec Corp.	11,802	251,147
Synopsys, Inc. (1)	2,831	279,165
		27,209,758

Specialty Retail - 2.3%
Advance Auto Parts, Inc.	1,408	237,009
AutoZone, Inc. (1)	485	376,214
Best Buy Co., Inc.	4,594	364,580
CarMax, Inc. (1)	3,242	242,080
Foot Locker, Inc.	2,314	117,968
Gap, Inc. (The)	4,154	119,843
Home Depot, Inc. (The)	21,013	4,352,843
L Brands, Inc. (2)	4,675	141,653
Lowe's Cos., Inc.	14,967	1,718,511

O'Reilly Automotive, Inc. (1)	1,480	514,034
Ross Stores, Inc.	6,894	683,195
Tiffany & Co.	1,940	250,202
TJX Cos., Inc. (The)	11,418	1,279,044
Tractor Supply Co.	2,382	216,476
Ulta Beauty, Inc. (1)	1,043	294,251
		10,907,903

Technology Hardware, Storage & Peripherals - 4.6%
Apple, Inc.	84,396	19,051,553
Hewlett Packard Enterprise Co.	27,028	440,827
HP, Inc.	29,063	748,953
NetApp, Inc.	4,878	418,971
Seagate Technology plc (2)	4,800	227,280
Western Digital Corp.	5,351	313,248
Xerox Corp.	4,415	119,117
		21,319,949

Textiles, Apparel & Luxury Goods - 0.8%
Hanesbrands, Inc. (2)	6,857	126,375
Michael Kors Holdings Ltd. (1)	2,807	192,448
NIKE, Inc., Class B	23,555	1,995,580
PVH Corp.	1,464	211,402
Ralph Lauren Corp.	1,057	145,390
Tapestry, Inc.	5,423	272,614
Under Armour, Inc., Class A (1)(2)	3,534	74,991
Under Armour, Inc., Class C (1)(2)	3,507	68,246
VF Corp.	5,961	557,055
		3,644,101

Tobacco - 0.9%
Altria Group, Inc.	34,461	2,078,343
Philip Morris International, Inc.	28,504	2,324,216
		4,402,559

Trading Companies & Distributors - 0.2%
Fastenal Co. (2)	5,475	317,660
United Rentals, Inc. (1)	1,520	248,672
W.W. Grainger, Inc.	835	298,437
		864,769

Water Utilities - 0.1%
American Water Works Co., Inc.	3,399	299,010

Total Common Stocks (Cost $234,376,744)		452,404,954

EXCHANGE-TRADED FUNDS - 1.1%
SPDR S&P 500 ETF Trust	17,000	4,942,240

Total Exchange-Traded Funds (Cost $4,701,380)		4,942,240

	PRINCIPAL AMOUNT ($)	VALUE ($)
U.S. TREASURY OBLIGATIONS - 0.2%
U.S. Treasury Bill, 0.00%, 7/18/19	1,000,000	980,344

Total U.S. Treasury Obligations (Cost $980,243)		980,344

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.0% (3)
State Street Navigator Securities Lending Government Money Market Portfolio, 2.16%	210,840	210,840

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $210,840)		210,840

TOTAL INVESTMENTS (Cost $240,269,207) - 98.4%		458,538,378
Other assets and liabilities, net - 1.6%		7,407,669
NET ASSETS - 100.0%		465,946,047

NOTES TO SCHEDULE OF INVESTMENTS
(1) Non-income producing security.
(2) All or a portion of this security was on loan at September 30, 2018. The aggregate market value of securities on loan at September 30, 2018 was $13,372,925 and the total market value of the collateral received by the Fund was $13,678,430, comprised of cash of $210,840 and U.S. Government and/or agencies securities of $13,467,590.

(3) Amount is less than 0.05%.

FUTURES CONTRACTS	NUMBER OF CONTRACTS	EXPIRATION MONTH/YEAR	NOTIONAL AMOUNT	VALUE/NET UNREALIZED APPRECIATION (DEPRECIATION)
Long:
E-mini S&P 500 Index	24	Dec-18	$3,502,800	$8,760
S&P 500 Index	8	Dec-18	5,838,000	45,860
Total Long				$54,620

During the fiscal year to date ended September 30, 2018, the Fund used futures contracts to provide equity market exposure for uncommitted cash balances.
At September 30, 2018, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is equity price risk was $54,620.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of September 30, 2018, based on the inputs used to value them:

Assets	Level 1		Level 2	Level 3	Total
Common Stocks	$452,404,954	(1)	$—	$—	$452,404,954
Exchange-Traded Funds	4,942,240		—	—	4,942,240
U.S. Treasury Obligations	—		980,344	—	980,344
Short Term Investment of Cash Collateral for Securities Loaned	210,840		—	—	210,840
Total Investments	$457,558,034		$980,344	$—	$458,538,378

Futures Contracts(2)	54,620		—	—	54,620
Total	$457,612,654		$980,344	$—	$458,592,998

(1) The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
(2) The value listed reflects unrealized appreciation (depreciation) as shown on the Schedule of Investments.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

CALVERT VP INVESTMENT GRADE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2018 (Unaudited)

	PRINCIPAL AMOUNT ($)	VALUE ($)
U.S. TREASURY OBLIGATIONS - 37.0%
United States Treasury Bonds:
2.50%, 2/15/45	1,000,000	875,703
3.00%, 5/15/42	1,000,000	968,652
3.00%, 5/15/47	1,000,000	962,852
3.125%, 11/15/41	1,000,000	990,156
3.125%, 8/15/44	1,600,000	1,579,406
3.125%, 5/15/48	400,000	394,562
3.75%, 11/15/43	1,045,000	1,144,091
3.875%, 8/15/40	1,000,000	1,110,488
4.375%, 5/15/41	1,200,000	1,430,578
6.25%, 8/15/23	1,000,000	1,150,137
8.00%, 11/15/21	1,000,000	1,152,305
8.125%, 5/15/21	1,000,000	1,131,992
United States Treasury Notes:
0.875%, 9/15/19	1,000,000	983,516
1.00%, 8/31/19	2,000,000	1,970,703
1.125%, 4/30/20	1,000,000	974,687
1.375%, 9/15/20	500,000	486,436
1.625%, 11/15/22	2,500,000	2,373,877
1.75%, 5/15/22	1,600,000	1,536,500
1.875%, 7/31/22	1,250,000	1,202,930
2.00%, 2/15/22	2,000,000	1,942,617
2.00%, 2/15/25	2,200,000	2,072,598
2.00%, 11/15/26	2,000,000	1,851,172
2.125%, 9/30/24	2,750,000	2,620,825
2.25%, 3/31/21	200,000	197,102
2.25%, 11/15/24	2,000,000	1,917,266
2.25%, 2/15/27	2,100,000	1,977,363
2.25%, 11/15/27	1,750,000	1,638,403
2.625%, 8/15/20	2,750,000	2,740,762
2.625%, 11/15/20	3,000,000	2,986,816
2.625%, 6/30/23	250,000	246,504
2.75%, 11/15/23	1,000,000	990,723
2.75%, 2/15/24	3,000,000	2,969,062
3.125%, 5/15/21	3,500,000	3,523,174
3.375%, 11/15/19	1,100,000	1,108,164
3.625%, 8/15/19	1,000,000	1,008,555
3.625%, 2/15/20	1,000,000	1,011,797
3.625%, 2/15/21	1,000,000	1,017,520

Total U.S. Treasury Obligations (Cost $55,004,594)		54,239,994

CORPORATE BONDS - 27.4%

Basic Materials - 1.3%
Barrick North America Finance LLC, 5.75%, 5/1/43	100,000	111,392
Dow Chemical Co. (The), 4.375%, 11/15/42	100,000	95,072
Ecolab, Inc., 4.35%, 12/8/21	122,000	125,725
LYB International Finance BV, 5.25%, 7/15/43	100,000	102,279
Mosaic Co. (The), 5.625%, 11/15/43	400,000	410,263
Reliance Steel & Aluminum Co., 4.50%, 4/15/23	200,000	203,185
Sherwin-Williams Co. (The), 4.20%, 1/15/22	300,000	305,117
Vale Overseas Ltd., 4.375%, 1/11/22	500,000	505,000
		1,858,033

Communications - 4.3%
21st Century Fox America, Inc., 5.40%, 10/1/43	100,000	117,263
Amazon.com, Inc., 2.50%, 11/29/22	200,000	193,882
AT&T, Inc.:
3.90%, 3/11/24	200,000	198,983
5.20%, 3/15/20	200,000	205,903
5.45%, 3/1/47	1,000,000	1,002,767
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.908%, 7/23/25	500,000	508,184
Comcast Corp., 3.125%, 7/15/22	100,000	98,824
Discovery Communications LLC, 5.05%, 6/1/20	200,000	205,494
NBCUniversal Media LLC:
2.875%, 1/15/23	100,000	97,228
4.45%, 1/15/43	200,000	190,990
Rogers Communications, Inc., 3.625%, 12/15/25	1,000,000	977,960
Time Warner, Inc.:
4.00%, 1/15/22	290,000	293,399
5.375%, 10/15/41	100,000	99,616
Verizon Communications, Inc.:
4.862%, 8/21/46	600,000	602,385
5.15%, 9/15/23	300,000	321,213
Viacom, Inc., 3.875%, 4/1/24	100,000	98,352
Warner Media LLC, 4.90%, 6/15/42	200,000	187,323
WPP Finance 2010, 3.75%, 9/19/24	1,000,000	966,060
		6,365,826

Consumer, Cyclical - 2.0%
Cintas Corp. No. 2, 3.25%, 6/1/22	350,000	346,447
CVS Pass-Through Trust, 6.036%, 12/10/28	81,102	86,589
Ford Motor Co., 5.291%, 12/8/46	1,000,000	892,483
Ford Motor Credit Co. LLC, 5.875%, 8/2/21	200,000	209,295
General Motors Co., 5.00%, 4/1/35	1,000,000	936,325
Lowe's Cos., Inc., 3.875%, 9/15/23	100,000	101,797
Wal-Mart Stores, Inc.:
2.55%, 4/11/23	100,000	96,964
6.50%, 8/15/37	250,000	328,489
		2,998,389

Consumer, Non-cyclical - 3.3%
AbbVie, Inc., 2.90%, 11/6/22	200,000	194,445
Amgen, Inc., 4.10%, 6/15/21	700,000	712,425
Anheuser-Busch InBev Finance, Inc.:
2.625%, 1/17/23	100,000	96,125
4.00%, 1/17/43	100,000	89,987
4.625%, 2/1/44	1,000,000	963,898
Cigna Corp., 4.00%, 2/15/22	400,000	403,336
Dr Pepper Snapple Group, Inc., 3.20%, 11/15/21	75,000	73,962
Equifax, Inc., 3.30%, 12/15/22	450,000	439,301
Gilead Sciences, Inc., 3.70%, 4/1/24	100,000	100,476
Kraft Foods Group, Inc., 3.50%, 6/6/22	100,000	99,445
Kroger Co. (The), 3.85%, 8/1/23	100,000	100,346
Laboratory Corporation of America Holdings, 4.00%, 11/1/23	100,000	100,725
Life Technologies Corp., 6.00%, 3/1/20	100,000	103,629
Molson Coors Brewing Co., 5.00%, 5/1/42	100,000	99,782
PepsiCo, Inc., 2.75%, 3/5/22	100,000	98,600
Pfizer, Inc., 4.40%, 5/15/44	1,000,000	1,028,986
Zoetis, Inc., 4.70%, 2/1/43	100,000	102,553
		4,808,021

Energy - 4.0%
BP Capital Markets plc, 2.50%, 11/6/22	500,000	483,203
Chevron Corp., 3.191%, 6/24/23	100,000	99,295
CNOOC Curtis Funding No. 1 Pty. Ltd., 4.50%, 10/3/23 (1)	100,000	102,171
Colonial Pipeline Co., 6.58%, 8/28/32 (1)	100,000	122,336
Enbridge Energy Partners LP, 5.20%, 3/15/20	300,000	307,494
HollyFrontier Corp., 5.875%, 4/1/26	1,000,000	1,067,110
Petroleos Mexicanos, 6.375%, 1/23/45	500,000	462,750
Shell International Finance BV:
2.25%, 1/6/23	200,000	191,157
4.125%, 5/11/35	1,350,000	1,368,083
4.55%, 8/12/43	100,000	105,120
Texas Eastern Transmission LP, 2.80%, 10/15/22 (1)	400,000	383,735
TransCanada PipeLines Ltd., 4.875%, 1/15/26	1,000,000	1,047,167
TransContinental Gas Pipe Line Co. LLC, 4.45%, 8/1/42	100,000	95,765
		5,835,386

Financial - 7.5%
American International Group, Inc., 4.875%, 6/1/22	250,000	260,812
Australia & New Zealand Banking Group Ltd., 4.875%, 1/12/21 (1)	800,000	825,743
Bank of America Corp., 4.125%, 1/22/24	300,000	304,920
Berkshire Hathaway Finance Corp.:
3.00%, 5/15/22	200,000	198,777
4.30%, 5/15/43	1,000,000	1,011,432
Boston Properties LP, 3.85%, 2/1/23	100,000	100,501
Capital One Bank, 3.375%, 2/15/23	200,000	194,743
Citigroup, Inc.:
4.075% to 4/23/28, 4/23/29 (2)	500,000	491,002
5.50%, 9/13/25	80,000	85,311

Discover Financial Services, 3.85%, 11/21/22	200,000	197,880
ERP Operating LP, 4.625%, 12/15/21	100,000	103,139
Excalibur One 77B LLC, 1.492%, 1/1/25	24,162	22,981
General Electric Co., 4.625%, 1/7/21	100,000	103,059
General Electric Co. / LJ VP Holdings LLC, 3.80%, 6/18/19 (1)	400,000	402,518
Goldman Sachs Group, Inc. (The):
2.625%, 1/31/19	200,000	200,012
4.00%, 3/3/24	500,000	501,635
5.375%, 3/15/20	150,000	154,665
Hartford Financial Services Group, Inc. (The), 5.125%, 4/15/22	100,000	104,947
JPMorgan Chase & Co.:
2.35%, 1/28/19	300,000	299,756
3.375%, 5/1/23	700,000	687,355
4.50%, 1/24/22	400,000	412,684
Liberty Property LP, 3.375%, 6/15/23	350,000	341,963
MetLife, Inc., 4.875%, 11/13/43	100,000	105,243
Morgan Stanley:
4.10%, 5/22/23	500,000	503,495
5.00%, 11/24/25	150,000	155,516
Prudential Financial, Inc., 5.10%, 8/15/43	1,000,000	1,059,788
SunTrust Banks, Inc., 2.90%, 3/3/21	200,000	197,818
Ventas Realty LP / Ventas Capital Corp., 3.25%, 8/15/22	250,000	245,436
Wells Fargo & Co., 2.625%, 7/22/22	400,000	386,476
Welltower, Inc., 5.25%, 1/15/22	800,000	834,691
Westpac Banking Corp., 2.65%, 1/25/21 (3)	539,000	530,636
		11,024,934

Industrial - 2.6%
BNSF Funding Trust I, 6.613% to 1/15/26, 12/15/55 (2)	540,000	600,750
Cummins, Inc., 4.875%, 10/1/43	100,000	108,889
Deere & Co., 6.55%, 10/1/28	250,000	302,480
GATX Corp., 4.85%, 6/1/21	900,000	927,692
General Electric Co., 4.50%, 3/11/44	100,000	94,389
Northrop Grumman Corp., 3.25%, 8/1/23	150,000	147,446
Stanley Black & Decker, Inc., 2.90%, 11/1/22	650,000	636,252
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21	500,000	502,106
United Parcel Service, Inc., 6.20%, 1/15/38	250,000	313,735
United Technologies Corp., 4.50%, 6/1/42	100,000	99,206
		3,732,945

Technology - 1.4%
Apple, Inc., 3.85%, 5/4/43	1,100,000	1,059,629
Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.875%, 1/15/27	500,000	472,377
CA, Inc., 5.375%, 12/1/19	200,000	204,481
International Business Machines Corp.:
2.90%, 11/1/21	100,000	98,561
3.625%, 2/12/24	100,000	100,515
NetApp, Inc., 3.25%, 12/15/22	100,000	97,445
		2,033,008

Utilities - 1.0%
Duke Energy Corp., 3.15%, 8/15/27	500,000	465,632
PacifiCorp, 4.10%, 2/1/42	100,000	98,058
Public Service Electric & Gas Co., 3.95%, 5/1/42	1,000,000	969,291
		1,532,981

Total Corporate Bonds (Cost $40,039,076)		40,189,523

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 26.6%
Federal Home Loan Mortgage Corp.:
2.50%, with various maturities to 2031	1,459,744	1,411,638
3.00%, with maturity at 2043	980,807	946,105
3.50%, with various maturities to 2042	1,656,332	1,650,494
4.00%, with various maturities to 2048	1,475,467	1,496,478
4.50%, with various maturities to 2044	1,711,367	1,781,034
5.00%, with various maturities to 2040	1,160,269	1,232,394
6.00%, with various maturities to 2040	87,319	95,950
6.50%, with maturity at 2037	14,658	15,724
Federal National Mortgage Association:
2.50%, with various maturities to 2043	2,482,294	2,368,025
3.00%, with various maturities to 2046	7,616,649	7,338,598
3.50%, with various maturities to 2047	8,033,458	7,945,386
4.00%, with various maturities to 2047	5,336,946	5,404,044
4.243%, (1 yr. USD LIBOR + 1.749%), with maturity at 2038 (4)	283,644	297,926
4.50%, with various maturities to 2044	2,702,832	2,814,403
5.00%, with various maturities to 2034	144,608	153,353
5.50%, with various maturities to 2038	547,670	593,486
6.00%, with various maturities to 2038	553,298	607,455
6.50%, with various maturities to 2036	106,240	115,715
Government National Mortgage Association:
4.00%, with various maturities to 2042	1,300,804	1,333,441
4.50%, with maturity at 2033	181,610	189,365
5.00%, with various maturities to 2039	624,396	664,879
5.50%, with maturity at 2034	70,915	76,367
6.00%, with various maturities to 2038	469,395	516,124

Total U.S. Government Agency Mortgage-Backed Securities (Cost $40,128,364)		39,048,384

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 4.0%
Federal Home Loan Mortgage Corp.:
3.75%, 3/27/19	2,200,000	2,214,434
6.75%, 3/15/31	1,300,000	1,742,173
Federal National Mortgage Association, 2.00%, 1/5/22	2,000,000	1,943,100

Total U.S. Government Agencies and Instrumentalities (Cost $5,925,512)		5,899,707

COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.0%

Citigroup Commercial Mortgage Trust:
Series 2013-GC17, Class A4, 4.131%, 11/10/46	422,000	434,364
Series 2014-GC21, Class A5, 3.855%, 5/10/47	645,000	655,347
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A5, 2.85%, 12/10/45	625,000	610,586
Wells Fargo Commercial Mortgage Trust, Series 2015-C26, Class A4, 3.166%, 2/15/48	1,275,000	1,239,010

Total Commercial Mortgage-Backed Securities (Cost $3,007,284)		2,939,307

SOVEREIGN GOVERNMENT BONDS - 0.7%
Mexico Government International Bond, 5.55%, 1/21/45	500,000	532,500
Province of Ontario Canada, 2.45%, 6/29/22	400,000	388,599
Province of Quebec Canada, 2.625%, 2/13/23	75,000	73,092

Total Sovereign Government Bonds (Cost $971,764)		994,191

TAXABLE MUNICIPAL OBLIGATIONS - 0.7%

General Obligations - 0.7%
New York, NY, 3.60%, 8/1/28	1,000,000	982,600

Total Taxable Municipal Obligations (Cost $990,484)		982,600

ASSET-BACKED SECURITIES - 0.3%
Avis Budget Rental Car Funding AESOP LLC, Series 2014-2A, Class A, 2.50%, 2/20/21 (1)	150,000	148,868
MVW Owner Trust, Series 2013-1A, Class A, 2.15%, 4/22/30 (1)	17,649	17,414
World Financial Network Credit Card Master Trust, Series 2012-A, Class A, 3.14%, 1/17/23	250,000	250,521

Total Asset-Backed Securities (Cost $425,811)		416,803

FLOATING RATE LOANS (5) - 0.0% (6)

Financial - 0.0% (6)
Alliance Mortgage Investments, Term Loan, 0.00%, 6/1/10 (7)(8)(9)	96,336	1,520

Total Floating Rate Loans (Cost $96,336)		1,520

TOTAL INVESTMENTS (Cost $146,589,225) - 98.7%		144,712,029
Other assets and liabilities, net - 1.3%		1,832,303
NET ASSETS - 100.0%		146,544,332

NOTES TO SCHEDULE OF INVESTMENTS
(1) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $2,002,785, which represents 1.4% of the net assets of the Fund as of September 30, 2018.

(2) Security converts to floating rate after the indicated fixed-rate coupon period.
(3) All or a portion of this security was on loan at September 30, 2018. The aggregate market value of securities on loan at September 30, 2018 was $111,247 and the total market value of the collateral received by the Fund was $114,130, comprised of U.S. Government and/or agencies securities.

(4) Variable rate security. The stated interest rate represents the rate in effect at September 30, 2018.
(5) Floating rate loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or Borrower prior to disposition of a floating rate loan.

(6) Amount is less than 0.05%.
(7) For fair value measurement purposes, security is categorized as Level 3.
(8) Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.
(9) Restricted security. Total market value of restricted securities amounts to $1,520, which represents less than 0.05% of the net assets of the Fund as of September 30, 2018.

Abbreviations:
LIBOR:	London Interbank Offered Rate
USD:	United States Dollar

RESTRICTED SECURITIES	ACQUISITION DATES	COST ($)
Alliance Mortgage Investments, Term Loan, 0.00%, 6/1/10	5/26/05-6/13/07	96,336

U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of September 30, 2018, based on the inputs used to value them:

Assets	Level 1	Level 2	Level 3(1)	Total
U.S. Treasury Obligations	$—	$54,239,994	$—	$54,239,994
Corporate Bonds	—	40,189,523	—	40,189,523
U.S. Government Agency Mortgage-Backed Securities	—	39,048,384	—	39,048,384
U.S. Government Agencies and Instrumentalities	—	5,899,707	—	5,899,707
Commercial Mortgage-Backed Securities	—	2,939,307	—	2,939,307
Sovereign Government Bonds	—	994,191	—	994,191
Taxable Municipal Obligations	—	982,600	—	982,600
Asset-Backed Securities	—	416,803	—	416,803
Floating Rate Loans	—	—	1,520	1,520
Total Investments	$—	$144,710,509	$1,520	$144,712,029

(1) None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended September 30, 2018 is not presented.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2018 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 97.5%
Aerospace & Defense - 0.9%
Curtiss-Wright Corp.	12,996	1,785,910
Esterline Technologies Corp. (1)	7,830	712,138
Teledyne Technologies, Inc. (1)	10,645	2,625,909
		5,123,957

Airlines - 0.3%
JetBlue Airways Corp. (1)	92,442	1,789,677

Auto Components - 0.9%
Adient plc	25,659	1,008,655
Dana, Inc.	43,259	807,645
Delphi Technologies plc	26,371	826,995
Gentex Corp.	79,461	1,705,233
Visteon Corp. (1)	8,800	817,520
		5,166,048

Automobiles - 0.2%
Thor Industries, Inc.	14,654	1,226,540

Banks - 7.4%
Associated Banc-Corp.	50,852	1,322,152
BancorpSouth Bank	26,537	867,760
Bank of Hawaii Corp. (2)	12,596	993,950
Bank OZK	35,911	1,363,182
Cathay General Bancorp	22,756	943,009
Chemical Financial Corp.	21,283	1,136,512
Commerce Bancshares, Inc.	28,039	1,851,135
Cullen/Frost Bankers, Inc.	18,884	1,972,245
East West Bancorp, Inc.	42,851	2,586,915
First Horizon National Corp.	96,034	1,657,547
FNB Corp.	96,688	1,229,871
Fulton Financial Corp.	52,314	871,028
Hancock Whitney Corp.	25,498	1,212,430
Home BancShares, Inc.	47,360	1,037,184
International Bancshares Corp.	16,230	730,350
MB Financial, Inc.	25,120	1,158,283
PacWest Bancorp	36,176	1,723,786
Pinnacle Financial Partners, Inc.	21,631	1,301,105
Prosperity Bancshares, Inc.	19,604	1,359,537
Signature Bank	16,356	1,878,323
Sterling Bancorp	66,873	1,471,206
Synovus Financial Corp.	34,675	1,587,768
TCF Financial Corp.	49,758	1,184,738

Texas Capital Bancshares, Inc. (1)	14,832	1,225,865
Trustmark Corp.	19,953	671,418
UMB Financial Corp.	13,338	945,664
Umpqua Holdings Corp.	65,112	1,354,330
United Bankshares, Inc. (2)	30,678	1,115,145
Valley National Bancorp (2)	97,945	1,101,881
Webster Financial Corp.	27,236	1,605,835
Wintrust Financial Corp.	16,656	1,414,761
		40,874,915

Beverages - 0.1%
Boston Beer Company, Inc. (The), Class A (1)(2)	2,593	745,488

Biotechnology - 0.6%
Exelixis, Inc. (1)	88,066	1,560,529
United Therapeutics Corp. (1)	12,868	1,645,560
		3,206,089

Building Products - 0.4%
Lennox International, Inc.	10,705	2,337,972

Capital Markets - 2.7%
Eaton Vance Corp. (3)	34,880	1,833,293
Evercore, Inc., Class A	12,043	1,210,924
FactSet Research Systems, Inc. (2)	11,334	2,535,529
Federated Investors, Inc., Class B	28,574	689,205
Interactive Brokers Group, Inc., Class A	22,300	1,233,413
Janus Henderson Group plc	49,743	1,341,071
Legg Mason, Inc.	25,159	785,716
MarketAxess Holdings, Inc.	11,121	1,984,987
SEI Investments Co.	38,849	2,373,674
Stifel Financial Corp.	21,039	1,078,459
		15,066,271

Chemicals - 2.6%
Ashland Global Holdings, Inc.	18,622	1,561,641
Cabot Corp.	18,394	1,153,672
Chemours Co. (The)	52,614	2,075,096
Minerals Technologies, Inc.	10,587	715,681
NewMarket Corp. (2)	2,640	1,070,547
Olin Corp.	49,646	1,274,909
PolyOne Corp.	23,650	1,033,978
RPM International, Inc.	39,548	2,568,247
Scotts Miracle-Gro Co. (The), Class A (2)	11,461	902,325
Sensient Technologies Corp.	12,520	957,905
Valvoline, Inc.	56,363	1,212,368
		14,526,369

Commercial Services & Supplies - 1.2%
Brink's Co. (The)	15,126	1,055,038

Clean Harbors, Inc. (1)	15,082	1,079,570
Deluxe Corp.	14,300	814,242
Healthcare Services Group, Inc. (2)	22,000	893,640
Herman Miller, Inc.	17,660	678,144
HNI Corp.	12,966	573,616
MSA Safety, Inc.	10,335	1,100,057
Pitney Bowes, Inc.	54,948	389,032
Travel Centers of America LLC (1)(4)	60,000	—
		6,583,339

Communications Equipment - 1.2%
ARRIS International plc (1)	50,088	1,301,787
Ciena Corp. (1)	42,137	1,316,360
InterDigital, Inc.	10,379	830,320
Lumentum Holdings, Inc. (1)	18,600	1,115,070
NetScout Systems, Inc. (1)	21,417	540,779
Plantronics, Inc.	9,782	589,855
ViaSat, Inc. (1)(2)	16,540	1,057,733
		6,751,904

Construction & Engineering - 1.1%
AECOM (1)	47,183	1,540,997
Dycom Industries, Inc. (1)	9,263	783,650
EMCOR Group, Inc.	17,372	1,304,811
Granite Construction, Inc.	13,445	614,437
KBR, Inc.	42,118	889,953
Valmont Industries, Inc.	6,621	917,008
		6,050,856

Construction Materials - 0.2%
Eagle Materials, Inc.	14,187	1,209,300

Consumer Finance - 0.4%
Navient Corp.	69,593	938,114
SLM Corp. (1)	128,989	1,438,227
		2,376,341

Containers & Packaging - 1.2%
AptarGroup, Inc.	18,485	1,991,574
Bemis Co., Inc.	26,894	1,307,048
Greif, Inc., Class A	7,865	422,036
Owens-Illinois, Inc. (1)	47,055	884,163
Silgan Holdings, Inc.	22,880	636,064
Sonoco Products Co.	29,431	1,633,421
		6,874,306

Distributors - 0.4%
Pool Corp.	11,930	1,990,878

Diversified Consumer Services - 1.0%

Adtalem Global Education, Inc. (1)	17,709	853,574
Graham Holdings Co., Class B	1,301	753,669
Service Corp. International	53,294	2,355,595
Sotheby's (1)(2)	10,880	535,187
Weight Watchers International, Inc. (1)(2)	11,418	821,982
		5,320,007

Electric Utilities - 1.2%
ALLETE, Inc.	15,220	1,141,652
Hawaiian Electric Industries, Inc.	32,544	1,158,241
IDACORP, Inc.	14,890	1,477,535
OGE Energy Corp.	59,067	2,145,313
PNM Resources, Inc.	23,868	941,593
		6,864,334

Electrical Equipment - 1.4%
Acuity Brands, Inc.	11,873	1,866,436
EnerSys	12,610	1,098,709
Hubbell, Inc.	16,225	2,167,173
nVent Electric plc	48,014	1,304,060
Regal-Beloit Corp.	12,840	1,058,658
		7,495,036

Electronic Equipment, Instruments & Components - 4.5%
Arrow Electronics, Inc. (1)	25,822	1,903,598
Avnet, Inc.	34,206	1,531,403
Belden, Inc. (2)	12,021	858,420
Cognex Corp.	50,833	2,837,498
Coherent, Inc. (1)(2)	7,180	1,236,324
Jabil, Inc.	45,294	1,226,561
Keysight Technologies, Inc. (1)	55,272	3,663,428
Littelfuse, Inc.	7,406	1,465,573
National Instruments Corp.	33,206	1,604,846
SYNNEX Corp.	8,899	753,745
Tech Data Corp. (1)	11,332	811,031
Trimble, Inc. (1)	73,884	3,210,999
Vishay Intertechnology, Inc. (2)	39,475	803,316
Zebra Technologies Corp., Class A (1)	15,891	2,810,006
		24,716,748

Energy Equipment & Services - 2.0%
Apergy Corp. (1)	23,050	1,004,058
Core Laboratories NV (2)	13,127	1,520,500
Diamond Offshore Drilling, Inc. (1)	19,400	388,000
Dril-Quip, Inc. (1)(2)	11,328	591,888
Ensco plc, Class A (2)	129,334	1,091,579
McDermott International, Inc. (1)	53,366	983,535
Nabors Industries Ltd.	96,176	592,444
Oceaneering International, Inc. (1)	28,910	797,916
Patterson-UTI Energy, Inc.	65,595	1,122,330

Rowan Companies plc, Class A (1)	37,543	706,935
Superior Energy Services, Inc. (1)	45,052	438,807
Transocean Ltd. (1)(2)	126,928	1,770,646
		11,008,638

Entertainment - 0.9%
Cinemark Holdings, Inc. (2)	31,704	1,274,501
Live Nation Entertainment, Inc. (1)	40,771	2,220,796
World Wrestling Entertainment, Inc., Class A (2)	12,815	1,239,595
		4,734,892

Equity Real Estate Investment Trusts (REITs) - 8.1%
Alexander & Baldwin, Inc.	20,129	456,727
American Campus Communities, Inc.	40,422	1,663,770
Camden Property Trust	27,436	2,567,187
CoreCivic, Inc.	35,357	860,236
CoreSite Realty Corp.	10,745	1,194,199
Corporate Office Properties Trust	30,305	903,998
Cousins Properties, Inc.	125,355	1,114,406
CyrusOne, Inc.	30,311	1,921,717
Douglas Emmett, Inc.	47,698	1,799,169
EPR Properties	21,969	1,502,899
First Industrial Realty Trust, Inc.	37,073	1,164,092
GEO Group, Inc. (The)	36,382	915,371
Healthcare Realty Trust, Inc.	37,095	1,085,400
Highwoods Properties, Inc.	30,571	1,444,786
Hospitality Properties Trust	48,567	1,400,672
JBG SMITH Properties	32,000	1,178,560
Kilroy Realty Corp.	29,741	2,132,132
Lamar Advertising Co., Class A	24,985	1,943,833
LaSalle Hotel Properties	32,644	1,129,156
Liberty Property Trust	43,677	1,845,353
Life Storage, Inc.	13,914	1,324,056
Mack-Cali Realty Corp.	26,485	563,071
Medical Properties Trust, Inc.	107,811	1,607,462
National Retail Properties, Inc.	46,389	2,079,155
Omega Healthcare Investors, Inc.	58,895	1,929,989
PotlatchDeltic Corp.	18,543	759,336
Rayonier, Inc.	38,552	1,303,443
Sabra Health Care REIT, Inc. (2)	52,681	1,217,985
Senior Housing Properties Trust	70,221	1,233,081
Tanger Factory Outlet Centers, Inc. (2)	28,376	649,243
Taubman Centers, Inc.	18,162	1,086,633
Uniti Group, Inc.	51,913	1,046,047
Urban Edge Properties	33,693	743,941
Weingarten Realty Investors	35,195	1,047,403
		44,814,508

Food & Staples Retailing - 0.5%
Casey's General Stores, Inc.	10,813	1,396,066

Sprouts Farmers Market, Inc. (1)	37,553	1,029,328
United Natural Foods, Inc. (1)	15,211	455,570
		2,880,964

Food Products - 2.0%
Flowers Foods, Inc.	54,213	1,011,615
Hain Celestial Group, Inc. (The) (1)	26,416	716,402
Ingredion, Inc.	20,988	2,202,900
Lamb Weston Holdings, Inc.	43,266	2,881,516
Lancaster Colony Corp.	5,741	856,615
Post Holdings, Inc. (1)	19,686	1,930,015
Sanderson Farms, Inc. (2)	6,000	620,220
Tootsie Roll Industries, Inc. (2)	5,809	169,913
TreeHouse Foods, Inc. (1)	16,657	797,037
		11,186,233

Gas Utilities - 2.0%
Atmos Energy Corp.	32,845	3,084,474
National Fuel Gas Co. (2)	25,561	1,432,950
New Jersey Resources Corp.	25,867	1,192,469
ONE Gas, Inc.	15,695	1,291,385
Southwest Gas Holdings, Inc.	14,518	1,147,357
UGI Corp.	51,196	2,840,354
		10,988,989

Health Care Equipment & Supplies - 4.5%
Avanos Medical, Inc. (1)	13,758	942,423
Cantel Medical Corp.	10,735	988,264
Globus Medical, Inc., Class A (1)	21,699	1,231,635
Haemonetics Corp. (1)	15,274	1,750,095
Hill-Rom Holdings, Inc.	19,741	1,863,550
ICU Medical, Inc. (1)	4,899	1,385,192
Inogen, Inc. (1)	5,350	1,306,042
Integra LifeSciences Holdings Corp. (1)	20,862	1,374,180
LivaNova plc (1)	14,358	1,779,961
Masimo Corp. (1)	14,138	1,760,747
NuVasive, Inc. (1)	15,161	1,076,128
STERIS plc	25,024	2,862,746
Teleflex, Inc.	13,532	3,600,730
West Pharmaceutical Services, Inc.	21,759	2,686,584
		24,608,277

Health Care Providers & Services - 2.2%
Acadia Healthcare Co., Inc. (1)	26,084	918,157
Chemed Corp.	4,713	1,506,180
Encompass Health Corp.	29,404	2,292,042
HealthEquity, Inc. (1)	16,006	1,511,126
LifePoint Health, Inc. (1)	11,600	747,040
Mednax, Inc. (1)	27,618	1,288,656
Molina Healthcare, Inc. (1)	18,250	2,713,775

Patterson Cos., Inc. (2)	24,269	593,377
Tenet Healthcare Corp. (1)	24,149	687,281
		12,257,634

Health Care Technology - 0.4%
Allscripts Healthcare Solutions, Inc. (1)	51,595	735,229
Medidata Solutions, Inc. (1)(2)	17,530	1,285,124
		2,020,353

Hotels, Restaurants & Leisure - 3.7%
Boyd Gaming Corp.	24,300	822,555
Brinker International, Inc.	12,114	566,087
Cheesecake Factory, Inc. (The) (2)	12,459	667,055
Churchill Downs, Inc.	3,527	979,448
Cracker Barrel Old Country Store, Inc. (2)	7,195	1,058,600
Domino's Pizza, Inc.	12,373	3,647,560
Dunkin' Brands Group, Inc.	24,755	1,824,938
Eldorado Resorts, Inc. (1)(2)	19,196	932,926
International Speedway Corp., Class A	7,464	326,923
Jack in the Box, Inc.	8,054	675,167
Marriott Vacations Worldwide Corp.	12,156	1,358,433
Papa John's International, Inc. (2)	6,645	340,756
Scientific Games Corp., Class A (1)(2)	15,800	401,320
Six Flags Entertainment Corp. (2)	21,111	1,473,970
Texas Roadhouse, Inc.	19,575	1,356,352
Wendy's Co. (The)	55,322	948,219
Wyndham Destinations, Inc.	29,700	1,287,792
Wyndham Hotels & Resorts, Inc.	29,700	1,650,429
		20,318,530

Household Durables - 1.3%
Helen of Troy Ltd. (1)	7,872	1,030,445
KB Home	25,197	602,460
NVR, Inc. (1)	1,007	2,488,095
Tempur Sealy International, Inc. (1)(2)	13,513	714,838
Toll Brothers, Inc.	40,061	1,323,215
TRI Pointe Group, Inc. (1)(2)	45,348	562,315
Tupperware Brands Corp.	15,180	507,771
		7,229,139

Household Products - 0.2%
Energizer Holdings, Inc.	17,763	1,041,800

Industrial Conglomerates - 0.4%
Carlisle Cos., Inc.	17,652	2,150,014

Insurance - 4.5%
Alleghany Corp.	4,414	2,880,267
American Financial Group, Inc.	20,796	2,307,732
Aspen Insurance Holdings Ltd.	17,951	750,352

Brown & Brown, Inc.	68,076	2,013,007
CNO Financial Group, Inc.	48,627	1,031,865
First American Financial Corp.	33,001	1,702,522
Genworth Financial, Inc., Class A (1)	146,928	612,690
Hanover Insurance Group, Inc. (The)	12,580	1,551,995
Kemper Corp.	17,983	1,446,732
Mercury General Corp.	8,011	401,832
Old Republic International Corp.	84,011	1,880,166
Primerica, Inc.	12,743	1,536,169
Reinsurance Group of America, Inc.	18,810	2,719,174
RenaissanceRe Holdings Ltd.	11,911	1,591,071
WR Berkley Corp.	28,425	2,272,010
		24,697,584

Interactive Media & Services - 0.1%
Cars.com, Inc. (1)	18,957	523,403

IT Services - 3.4%
Convergys Corp.	27,059	642,381
CoreLogic, Inc. (1)	23,918	1,181,788
Jack Henry & Associates, Inc.	22,859	3,659,269
Leidos Holdings, Inc.	44,466	3,075,269
LiveRamp Holdings, Inc. (1)	22,789	1,126,004
MAXIMUS, Inc.	18,982	1,234,969
Perspecta, Inc.	42,183	1,084,947
Sabre Corp.	73,979	1,929,372
Science Applications International Corp.	12,498	1,007,339
Teradata Corp. (1)	35,193	1,327,128
WEX, Inc. (1)	12,733	2,556,277
		18,824,743

Leisure Products - 0.6%
Brunswick Corp.	25,777	1,727,575
Polaris Industries, Inc. (2)	17,400	1,756,530
		3,484,105

Life Sciences Tools & Services - 1.6%
Bio-Rad Laboratories, Inc., Class A (1)	5,920	1,852,901
Bio-Techne Corp.	11,172	2,280,317
Charles River Laboratories International, Inc. (1)	14,115	1,899,032
PRA Health Sciences, Inc. (1)	17,100	1,884,249
Syneos Health, Inc. (1)	17,964	926,044
		8,842,543

Machinery - 5.1%
AGCO Corp.	19,759	1,201,150
Crane Co.	14,969	1,472,201
Donaldson Co., Inc.	38,111	2,220,347
Graco, Inc.	49,566	2,296,888
IDEX Corp.	22,688	3,418,174

ITT, Inc.	25,847	1,583,387
Kennametal, Inc.	24,106	1,050,057
Lincoln Electric Holdings, Inc.	19,257	1,799,374
Nordson Corp.	15,464	2,147,950
Oshkosh Corp.	21,601	1,538,855
Terex Corp.	19,164	764,835
Timken Co. (The)	20,526	1,023,221
Toro Co. (The)	31,083	1,864,048
Trinity Industries, Inc.	43,648	1,599,263
Wabtec Corp.	25,344	2,658,079
Woodward, Inc.	16,536	1,337,101
		27,974,930

Marine - 0.2%
Kirby Corp. (1)	15,889	1,306,870

Media - 1.0%
AMC Networks, Inc., Class A (1)(2)	13,428	890,813
Cable One, Inc.	1,466	1,295,372
John Wiley & Sons, Inc., Class A	13,214	800,768
Meredith Corp.	11,818	603,309
New York Times Co. (The), Class A (2)	41,697	965,286
TEGNA, Inc.	64,254	768,478
		5,324,026

Metals & Mining - 2.2%
Allegheny Technologies, Inc. (1)(2)	37,138	1,097,428
Carpenter Technology Corp.	13,773	811,918
Commercial Metals Co.	34,710	712,249
Compass Minerals International, Inc. (2)	9,963	669,514
Reliance Steel & Aluminum Co.	21,392	1,824,524
Royal Gold, Inc.	19,357	1,491,650
Steel Dynamics, Inc.	69,376	3,135,102
United States Steel Corp. (2)	52,267	1,593,098
Worthington Industries, Inc.	11,937	517,588
		11,853,071

Multi-Utilities - 0.9%
Black Hills Corp. (2)	15,999	929,382
MDU Resources Group, Inc.	57,757	1,483,777
NorthWestern Corp.	14,868	872,157
Vectren Corp.	24,570	1,756,509
		5,041,825

Multiline Retail - 0.4%
Big Lots, Inc.	11,920	498,137
Dillard's, Inc., Class A (2)	5,863	447,581
Ollie's Bargain Outlet Holdings, Inc. (1)	15,192	1,459,951
		2,405,669

Oil, Gas & Consumable Fuels - 3.2%
Callon Petroleum Co. (1)(2)	66,741	800,225
Chesapeake Energy Corp. (1)(2)	270,592	1,214,958
CNX Resources Corp. (1)	62,956	900,900
Energen Corp. (1)	24,215	2,086,607
Gulfport Energy Corp. (1)	46,637	485,491
Matador Resources Co. (1)	30,900	1,021,245
Murphy Oil Corp. (2)	48,415	1,614,156
Oasis Petroleum, Inc. (1)	78,500	1,113,130
PBF Energy, Inc., Class A	35,413	1,767,463
QEP Resources, Inc. (1)	70,298	795,773
Range Resources Corp. (2)	61,180	1,039,448
SM Energy Co. (2)	30,671	967,057
Southwestern Energy Co. (1)	173,245	885,282
World Fuel Services Corp.	20,615	570,623
WPX Energy, Inc. (1)	117,083	2,355,710
		17,618,068

Paper & Forest Products - 0.4%
Domtar Corp.	18,767	979,074
Louisiana-Pacific Corp.	42,171	1,117,110
		2,096,184

Personal Products - 0.4%
Edgewell Personal Care Co. (1)(2)	16,070	742,916
Nu Skin Enterprises, Inc., Class A	16,589	1,367,265
		2,110,181

Pharmaceuticals - 0.7%
Akorn, Inc. (1)(2)	28,073	364,388
Catalent, Inc. (1)	42,570	1,939,064
Mallinckrodt plc (1)	24,571	720,176
Prestige Consumer Healthcare, Inc. (1)(2)	15,287	579,224
		3,602,852

Professional Services - 0.6%
Dun & Bradstreet Corp. (The)	11,041	1,573,453
Manpowergroup, Inc.	19,176	1,648,369
		3,221,822

Real Estate Management & Development - 0.5%
Jones Lang LaSalle, Inc.	13,552	1,955,825
Realogy Holdings Corp. (2)	36,647	756,394
		2,712,219

Road & Rail - 1.8%
Avis Budget Group, Inc. (1)(2)	19,657	631,776
Genesee & Wyoming, Inc., Class A (1)	17,561	1,597,875
Knight-Swift Transportation Holdings, Inc. (2)	38,248	1,318,791
Landstar System, Inc.	12,142	1,481,324

Old Dominion Freight Line, Inc.	19,383	3,125,703
Ryder System, Inc.	15,843	1,157,648
Werner Enterprises, Inc.	13,124	463,933
		9,777,050

Semiconductors & Semiconductor Equipment - 2.5%
Cirrus Logic, Inc. (1)	18,033	696,074
Cree, Inc. (1)(2)	30,124	1,140,796
Cypress Semiconductor Corp.	106,830	1,547,967
First Solar, Inc. (1)	22,297	1,079,621
Integrated Device Technology, Inc. (1)	38,228	1,797,098
MKS Instruments, Inc.	16,200	1,298,430
Monolithic Power Systems, Inc.	11,535	1,447,988
Silicon Laboratories, Inc. (1)	12,749	1,170,358
Synaptics, Inc. (1)	10,266	468,335
Teradyne, Inc.	55,090	2,037,228
Versum Materials, Inc.	32,600	1,173,926
		13,857,821

Software - 4.4%
ACI Worldwide, Inc. (1)	34,493	970,633
Blackbaud, Inc.	14,401	1,461,413
CDK Global, Inc.	38,248	2,392,795
Commvault Systems, Inc. (1)	11,352	794,640
Fair Isaac Corp. (1)	8,612	1,968,273
Fortinet, Inc. (1)	42,481	3,919,722
j2 Global, Inc.	13,823	1,145,235
LogMeIn, Inc.	15,441	1,375,793
Manhattan Associates, Inc. (1)	19,431	1,060,933
PTC, Inc. (1)	31,336	3,327,570
Tyler Technologies, Inc. (1)	11,421	2,798,830
Ultimate Software Group, Inc. (The) (1)	9,219	2,970,270
		24,186,107

Specialty Retail - 2.2%
Aaron's, Inc.	20,441	1,113,217
American Eagle Outfitters, Inc.	49,618	1,232,015
AutoNation, Inc. (1)(2)	16,995	706,142
Bed Bath & Beyond, Inc. (2)	41,415	621,225
Dick's Sporting Goods, Inc.	22,613	802,309
Five Below, Inc. (1)	16,450	2,139,487
Michaels Cos., Inc. (The) (1)(2)	28,863	468,447
Murphy USA, Inc. (1)	8,842	755,637
Sally Beauty Holdings, Inc. (1)	36,107	664,008
Signet Jewelers Ltd.	15,339	1,011,300
Urban Outfitters, Inc. (1)	22,536	921,723
Williams-Sonoma, Inc. (2)	23,803	1,564,333
		11,999,843

Technology Hardware, Storage & Peripherals - 0.2%

NCR Corp. (1)(2)	35,236	1,001,055

Textiles, Apparel & Luxury Goods - 0.6%
Carter's, Inc.	13,882	1,368,765
Deckers Outdoor Corp. (1)	9,004	1,067,695
Skechers U.S.A., Inc., Class A (1)	40,456	1,129,936
		3,566,396

Thrifts & Mortgage Finance - 0.5%
LendingTree, Inc. (1)(2)	2,197	505,530
New York Community Bancorp, Inc. (2)	144,895	1,502,561
Washington Federal, Inc.	24,982	799,424
		2,807,515

Trading Companies & Distributors - 0.8%
GATX Corp.	11,309	979,246
MSC Industrial Direct Co., Inc., Class A	13,562	1,194,948
NOW, Inc. (1)(2)	31,682	524,337
Watsco, Inc.	9,525	1,696,403
		4,394,934

Water Utilities - 0.4%
Aqua America, Inc.	52,610	1,941,309

Wireless Telecommunication Services - 0.2%
Telephone & Data Systems, Inc.	27,489	836,490

Total Common Stocks (Cost $410,890,000)		537,544,961

EXCHANGE-TRADED FUNDS - 0.5%
SPDR S&P MidCap 400 ETF Trust	8,300	3,049,918

Total Exchange-Traded Funds (Cost $2,710,941)		3,049,918

	PRINCIPAL AMOUNT ($)	VALUE ($)
U.S. TREASURY OBLIGATIONS - 0.2%
U.S. Treasury Bill, 0.00%, 7/18/19 (5)	1,000,000	980,344

Total U.S. Treasury Obligations (Cost $980,244)		980,344

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.16%	7,190,274	7,190,274

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $7,190,274)		7,190,274

TOTAL INVESTMENTS (Cost $421,771,459) - 99.5%	548,765,497
Other assets and liabilities, net - 0.5%	2,509,492
NET ASSETS - 100.0%	551,274,989

NOTES TO SCHEDULE OF INVESTMENTS
(1) Non-income producing security.
(2) All or a portion of this security was on loan at September 30, 2018. The aggregate market value of securities on loan at September 30, 2018 was $52,224,761 and the total market value of the collateral received by the Fund was $53,367,957, comprised of cash of $7,190,274 and U.S. Government and/or agencies securities of $46,177,683.

(3) Represents an investment in an affiliate effective Decmeber 31, 2016 due to the issuer’s affiliation with the Fund’s investment adviser.
(4) For fair value measurement disclosure purposes, security is categorized as Level 3.
(5) Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.

FUTURES CONTRACTS	NUMBER OF CONTRACTS	EXPIRATION MONTH/YEAR	NOTIONAL AMOUNT	VALUE/NET UNREALIZED APPRECIATION (DEPRECIATION)
Long:
E-mini S&P MidCap 400 Index	56	Dec-18	$11,341,120	($50,690)

At September 30, 2018, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
During the fiscal year to date ended September 30, 2018, the Fund used futures contracts to provide equity market exposure for uncommitted cash balances.

At September 30, 2018, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is equity price risk was $50,690.

An affiliated company is a company in which a fund has a direct or indirect ownership of, control of, or voting power of 5 percent or more of the outstanding voting shares, or a company that is under common ownership or control with a fund. At September 30, 2018, the value of the Fund’s investment in affiliated companies was $1,833,293, which represents 0.33% of the Fund’s net assets. Transactions in affiliated companies by the Fund for the fiscal year to date ended September 30, 2018 were as follows:

Name of Affiliated Company	Shares, beginning of period	Gross Additions	Gross Reductions	Shares, end of period	Value, end of period	Dividend Income	Net Realized Gain (Loss)	Capital Gains Distributions Received	Change in Unrealized Appreciation (Depreciation)
Eaton Vance Corp.	35,345	388	(853)	34,880	$1,833,293	$32,962	($1,668)	$—	($133,772)
TOTALS					$1,833,293	$32,962	($1,668)	$—	($133,772)

U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of September 30, 2018, based on the inputs used to value them:

Assets	Level 1		Level 2	Level 3(1)	Total
Common Stocks	$537,544,961	(2)	$—	$—	$537,544,961
Exchange-Traded Funds	3,049,918		—	—	3,049,918
U.S. Treasury Obligations	—		980,344	—	980,344
Short Term Investment of Cash Collateral for Securities Loaned	7,190,274		—	—	7,190,274
Total Investments	$547,785,153		$980,344	$—	$548,765,497
Liabilities
Futures Contracts(3)	$(50,690)		$—	$—	$(50,690)

(1) None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2) The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
(3) The value listed reflects unrealized appreciation (depreciation) as shown in the Schedule of investments.

Level 3 investments at the beginning and end of the period were valued at $0 and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended September 30, 2018 is not presented.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

CALVERT VP RUSSELL 2000® SMALL CAP INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2018 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 95.0%
Aerospace & Defense - 1.3%
AAR Corp.	2,738	131,123
Aerojet Rocketdyne Holdings, Inc. (1)	6,071	206,353
Aerovironment, Inc. (1)	1,707	191,474
Astronics Corp. (1)	1,883	81,911
Axon Enterprise, Inc. (1)	4,728	323,537
Cubic Corp.	2,177	159,030
Ducommun, Inc. (1)	914	37,328
Engility Holdings, Inc. (1)	1,480	53,265
Esterline Technologies Corp. (1)	2,184	198,635
KeyW Holding Corp. (The) (1)(2)	3,749	32,466
KLX, Inc. (1)	4,258	267,317
Kratos Defense & Security Solutions, Inc. (1)(2)	7,415	109,594
Maxar Technologies Ltd.	4,750	157,082
Mercury Systems, Inc. (1)	3,775	208,833
Moog, Inc., Class A	2,677	230,142
National Presto Industries, Inc.	420	54,453
Sparton Corp. (1)	882	12,727
Triumph Group, Inc. (2)	4,259	99,235
Vectrus, Inc. (1)	813	25,357
Wesco Aircraft Holdings, Inc. (1)	4,699	52,864
		2,632,726

Air Freight & Logistics - 0.3%
Air Transport Services Group, Inc. (1)	5,010	107,565
Atlas Air Worldwide Holdings, Inc. (1)	1,930	123,037
Echo Global Logistics, Inc. (1)	2,286	70,752
Forward Air Corp.	2,396	171,793
Hub Group, Inc., Class A (1)	2,690	122,664
Radiant Logistics, Inc. (1)	2,087	12,334
		608,145

Airlines - 0.4%
Allegiant Travel Co.	1,085	137,578
Hawaiian Holdings, Inc.	4,284	171,789
Mesa Air Group, Inc. (1)	801	11,102
SkyWest, Inc.	4,287	252,504
Spirit Airlines, Inc. (1)	5,800	272,426
		845,399

Auto Components - 0.9%
American Axle & Manufacturing Holdings, Inc. (1)	8,943	155,966

Cooper Tire & Rubber Co. (2)	4,233	119,794
Cooper-Standard Holding, Inc. (1)	1,470	176,371
Dana, Inc.	12,507	233,506
Dorman Products, Inc. (1)	2,276	175,070
Fox Factory Holding Corp. (1)	3,008	210,710
Gentherm, Inc. (1)	2,898	131,714
LCI Industries	2,000	165,600
Modine Manufacturing Co. (1)	4,047	60,300
Motorcar Parts of America, Inc. (1)	1,400	32,830
Shiloh Industries, Inc. (1)	764	8,404
Standard Motor Products, Inc.	1,855	91,303
Stoneridge, Inc. (1)	2,174	64,611
Superior Industries International, Inc.	1,957	33,367
Tenneco, Inc.	4,240	178,674
Tower International, Inc.	1,846	55,841
		1,894,061

Automobiles - 0.0% (3)
Winnebago Industries, Inc.	2,579	85,494

Banks - 8.9%
1st Constitution Bancorp	623	12,896
1st Source Corp.	1,262	66,406
Access National Corp.	1,047	28,384
ACNB Corp.	464	17,261
Allegiance Bancshares, Inc. (1)	856	35,695
Amalgamated Bank, Class A (1)	808	15,586
American National Bankshares, Inc.	705	27,495
Ameris Bancorp	3,398	155,289
Ames National Corp.	756	20,601
Arrow Financial Corp.	1,095	40,511
Atlantic Capital Bancshares, Inc. (1)	1,833	30,703
Auburn National Bancorporation, Inc.	201	7,702
Banc of California, Inc.	3,886	73,445
BancFirst Corp.	1,474	88,366
Bancorp, Inc. (The) (1)	4,384	42,043
BancorpSouth Bank	7,859	256,989
Bank of Commerce Holdings	1,360	16,592
Bank of Marin Bancorp	545	45,726
Bank of NT Butterfield & Son Ltd. (The)	4,723	244,935
Bank of Princeton (The) (1)	486	14,842
Bankwell Financial Group, Inc.	446	13,987
Banner Corp.	2,588	160,896
Bar Harbor Bankshares	1,146	32,913
Baycom Corp. (1)	848	22,625
BCB Bancorp, Inc.	832	11,523
Berkshire Hills Bancorp, Inc.	3,404	138,543

Blue Hills Bancorp, Inc.	1,921	46,296
Boston Private Financial Holdings, Inc.	7,071	96,519
Bridge Bancorp, Inc.	1,543	51,228
Brookline Bancorp, Inc.	6,592	110,086
Bryn Mawr Bank Corp.	1,617	75,837
Business First Bancshares, Inc. (2)	766	20,337
Byline Bancorp, Inc. (1)(2)	1,418	32,189
C&F Financial Corp.	251	14,746
Cadence BanCorp	5,977	156,119
Cambridge Bancorp	320	28,797
Camden National Corp.	1,318	57,254
Capital City Bank Group, Inc.	1,232	28,755
Capstar Financial Holdings, Inc.	756	12,625
Carolina Financial Corp.	1,663	62,728
Cathay General Bancorp	6,414	265,796
CB Financial Services, Inc.	399	12,309
CBTX, Inc. (2)	1,510	53,665
CenterState Bank Corp.	7,660	214,863
Central Pacific Financial Corp.	2,617	69,167
Central Valley Community Bancorp	682	14,738
Century Bancorp, Inc., Class A	277	20,013
Chemical Financial Corp.	5,896	314,846
Chemung Financial Corp.	245	10,395
Citizens & Northern Corp.	1,125	29,419
City Holding Co.	1,332	102,298
Civista Bancshares, Inc.	871	20,982
CNB Financial Corp.	1,282	36,999
Coastal Financial Corp. (1)	530	9,010
CoBiz Financial, Inc.	2,995	66,309
Codorus Valley Bancorp, Inc.	662	20,681
Columbia Banking System, Inc.	6,012	233,085
Community Bank System, Inc.	4,148	253,318
Community Bankers Trust Corp. (1)	1,884	16,579
Community Financial Corp. (The)	347	11,600
Community Trust Bancorp, Inc.	1,316	60,997
ConnectOne Bancorp, Inc.	2,307	54,791
County Bancorp, Inc.	375	9,413
Customers Bancorp, Inc. (1)	2,287	53,813
CVB Financial Corp.	9,305	207,688
Eagle Bancorp, Inc. (1)	2,641	133,635
Enterprise Bancorp, Inc.	790	27,168
Enterprise Financial Services Corp.	1,978	104,933
Equity Bancshares, Inc., Class A (1)	935	36,708
Esquire Financial Holdings, Inc. (1)	506	12,630
Evans Bancorp, Inc.	406	19,062
Farmers & Merchants Bancorp, Inc. (2)	778	33,135
Farmers National Banc Corp.	1,937	29,636

FB Financial Corp.	1,361	53,324
FCB Financial Holdings, Inc., Class A (1)	3,537	167,654
Fidelity D&D Bancorp, Inc. (2)	249	17,176
Fidelity Southern Corp.	1,909	47,305
Financial Institutions, Inc.	1,134	35,608
First Bancorp / Southern Pines NC	2,504	101,437
First Bancorp, Inc. / ME	691	20,018
First BanCorp. / Puerto Rico (1)	17,713	161,188
First Bancshares, Inc. (The)	1,032	40,300
First Bank/Hamilton	1,315	17,292
First Busey Corp.	3,623	112,494
First Business Financial Services, Inc.	708	16,411
First Choice Bancorp	529	14,331
First Commonwealth Financial Corp.	8,496	137,125
First Community Bancshares, Inc. / VA	1,464	49,600
First Community Corp. / SC	613	14,835
First Connecticut Bancorp, Inc.	1,089	32,180
First Financial Bancorp	8,144	241,877
First Financial Bankshares, Inc. (2)	5,513	325,818
First Financial Corp. / IN	992	49,798
First Financial Northwest, Inc.	708	11,732
First Foundation, Inc. (1)	3,136	48,984
First Guaranty Bancshares, Inc.	375	9,634
First Internet Bancorp	680	20,706
First Interstate BancSystem, Inc., Class A	2,729	122,259
First Merchants Corp.	4,068	183,019
First Mid-Illinois Bancshares, Inc.	882	35,571
First Midwest Bancorp, Inc.	8,833	234,869
First Northwest Bancorp (1)	864	13,306
First of Long Island Corp. (The)	2,051	44,609
First Savings Financial Group, Inc.	150	10,242
First United Corp.	582	10,942
Flushing Financial Corp.	2,270	55,388
Franklin Financial Network, Inc. (1)	950	37,145
Fulton Financial Corp.	14,217	236,713
German American Bancorp, Inc.	1,728	60,964
Glacier Bancorp, Inc.	6,919	298,140
Great Southern Bancorp, Inc.	940	52,029
Great Western Bancorp, Inc.	5,101	215,211
Green Bancorp, Inc.	2,056	45,438
Guaranty Bancorp	2,062	61,241
Guaranty Bancshares, Inc.	666	20,133
Hancock Whitney Corp.	7,187	341,742
Hanmi Financial Corp.	2,767	68,898
HarborOne Bancorp, Inc. (1)	1,232	23,556
Heartland Financial USA, Inc.	2,421	140,539
Heritage Commerce Corp.	3,178	47,416

Heritage Financial Corp. (2)	2,803	98,525
Hilltop Holdings, Inc.	6,020	121,423
Home BancShares, Inc.	13,082	286,496
HomeTrust Bancshares, Inc. (1)	1,500	43,725
Hope Bancorp, Inc.	9,898	160,051
Horizon Bancorp	3,088	60,988
Howard Bancorp, Inc. (1)	773	13,682
IBERIABANK Corp.	4,610	375,024
Independent Bank Corp.	1,586	37,509
Independent Bank Corp. / Rockland	2,235	184,611
Independent Bank Group, Inc.	1,681	111,450
International Bancshares Corp.	4,729	212,805
Investar Holding Corp.	717	19,251
Investors Bancorp, Inc.	20,815	255,400
Lakeland Bancorp, Inc.	3,940	71,117
Lakeland Financial Corp.	2,121	98,584
LCNB Corp.	686	12,794
LegacyTexas Financial Group, Inc.	4,150	176,790
Level One Bancorp, Inc.	116	3,225
Live Oak Bancshares, Inc. (2)	1,938	51,938
Macatawa Bank Corp.	2,061	24,134
MB Financial, Inc.	6,935	319,773
MBT Financial Corp.	1,386	15,662
Mercantile Bank Corp.	1,239	41,345
Metropolitan Bank Holding Corp. (1)	542	22,287
Mid Penn Bancorp, Inc.	399	11,631
Middlefield Banc Corp.	230	10,833
Midland States Bancorp, Inc.	1,739	55,822
MidSouth Bancorp, Inc.	780	12,012
MidWestOne Financial Group, Inc.	980	32,644
MutualFirst Financial, Inc.	424	15,624
MVB Financial Corp.	740	13,335
National Bank Holdings Corp., Class A	2,417	91,000
National Bankshares, Inc.	531	24,134
National Commerce Corp. (1)	1,452	59,968
NBT Bancorp, Inc.	3,663	140,586
Nicolet Bankshares, Inc. (1)	785	42,790
Northeast Bancorp	637	13,823
Northrim BanCorp, Inc.	525	21,814
Norwood Financial Corp.	502	19,658
Oak Valley Bancorp (2)	573	11,259
OFG Bancorp	3,440	55,556
Ohio Valley Banc Corp.	358	13,121
Old Line Bancshares, Inc.	1,302	41,195
Old National Bancorp	12,485	240,961
Old Second Bancorp, Inc.	2,274	35,133
Opus Bank	1,820	49,868

Origin Bancorp, Inc.	1,393	52,446
Orrstown Financial Services, Inc.	576	13,709
Pacific City Financial Corp.	976	18,876
Pacific Mercantile Bancorp (1)	1,193	11,155
Pacific Premier Bancorp, Inc. (1)(2)	3,799	141,323
Park National Corp.	1,149	121,288
Parke Bancorp, Inc.	552	12,392
Peapack Gladstone Financial Corp.	1,336	41,269
Penns Woods Bancorp, Inc.	415	18,032
People's Utah Bancorp	1,248	42,370
Peoples Bancorp of North Carolina, Inc.	408	11,767
Peoples Bancorp, Inc.	1,418	49,673
Peoples Financial Services Corp.	676	28,662
Preferred Bank / Los Angeles	1,057	61,835
Premier Financial Bancorp, Inc.	911	16,844
QCR Holdings, Inc.	1,089	44,486
RBB Bancorp	1,147	28,102
Reliant Bancorp, Inc. (2)	609	15,572
Renasant Corp.	4,017	165,541
Republic Bancorp, Inc., Class A	907	41,813
Republic First Bancorp, Inc. (1)	4,071	29,108
S&T Bancorp, Inc.	2,878	124,790
Sandy Spring Bancorp, Inc.	2,871	112,859
SB One Bancorp (2)	601	15,145
Seacoast Banking Corp. of Florida (1)	3,832	111,894
Select Bancorp, Inc. (1)	954	11,830
ServisFirst Bancshares, Inc.	3,980	155,817
Shore Bancshares, Inc.	977	17,410
Sierra Bancorp	987	28,524
Simmons First National Corp., Class A	7,638	224,939
SmartFinancial, Inc. (1)	629	14,813
South State Corp.	3,090	253,380
Southern First Bancshares, Inc. (1)	447	17,567
Southern National Bancorp of Virginia, Inc.	1,573	25,483
Southside Bancshares, Inc.	2,786	96,953
Spirit of Texas Bancshares, Inc. (1)	171	3,692
State Bank Financial Corp.	3,294	99,413
Stock Yards Bancorp, Inc.	1,843	66,901
Summit Financial Group, Inc.	649	15,063
Tompkins Financial Corp.	1,253	101,731
TowneBank	5,463	168,534
TriCo Bancshares	2,032	78,476
TriState Capital Holdings, Inc. (1)	1,979	54,620
Triumph Bancorp, Inc. (1)	1,993	76,133
Trustmark Corp.	5,505	185,243
UMB Financial Corp.	3,745	265,521
Union Bankshares Corp.	5,323	205,095

Union Bankshares, Inc.	303	16,104
United Bankshares, Inc. (2)	8,225	298,979
United Community Banks, Inc.	6,587	183,711
United Security Bancshares	1,143	12,687
Unity Bancorp, Inc.	677	15,503
Univest Corp. of Pennsylvania	2,279	60,280
Valley National Bancorp (2)	26,810	301,613
Veritex Holdings, Inc. (1)	1,984	56,068
Washington Trust Bancorp, Inc.	1,232	68,130
WesBanco, Inc.	4,305	191,917
West BanCorp., Inc.	1,387	32,595
Westamerica BanCorp.	2,132	128,261
		17,776,641

Beverages - 0.3%
Boston Beer Company, Inc. (The), Class A (1)(2)	712	204,700
Castle Brands, Inc. (1)(2)	7,620	8,154
Celsius Holdings, Inc. (1)(2)	1,928	7,770
Coca-Cola Bottling Co. Consolidated	413	75,282
Craft Brew Alliance, Inc. (1)	855	13,979
MGP Ingredients, Inc.	1,083	85,535
National Beverage Corp. (1)(2)	989	115,337
Primo Water Corp. (1)	2,247	40,558
		551,315

Biotechnology - 6.3%
Abeona Therapeutics, Inc. (1)(2)	2,704	34,611
ACADIA Pharmaceuticals, Inc. (1)(2)	8,124	168,654
Acceleron Pharma, Inc. (1)(2)	3,252	186,112
Achaogen, Inc. (1)	2,546	10,159
Achillion Pharmaceuticals, Inc. (1)	10,118	37,234
Acorda Therapeutics, Inc. (1)	3,713	72,960
Adamas Pharmaceuticals, Inc. (1)(2)	1,883	37,698
ADMA Biologics, Inc. (1)(2)	1,642	10,197
Aduro Biotech, Inc. (1)	5,545	40,756
Adverum Biotechnologies, Inc. (1)	4,398	26,608
Aeglea BioTherapeutics, Inc. (1)	1,379	13,197
Agenus, Inc. (1)(2)	5,577	11,935
Aimmune Therapeutics, Inc. (1)(2)	3,609	98,454
Akebia Therapeutics, Inc. (1)	3,813	33,669
Albireo Pharma, Inc. (1)	688	22,676
Alder Biopharmaceuticals, Inc. (1)(2)	4,871	81,102
Aldeyra Therapeutics, Inc. (1)	1,388	19,154
Allakos, Inc. (1)(2)	682	30,683
Allena Pharmaceuticals, Inc. (1)	460	4,940
AMAG Pharmaceuticals, Inc. (1)(2)	3,012	60,240
Amicus Therapeutics, Inc. (1)(2)	15,657	189,293

AnaptysBio, Inc. (1)(2)	1,633	162,924
Apellis Pharmaceuticals, Inc. (1)	3,089	54,922
Aptinyx, Inc. (1)	1,097	31,769
Arbutus Biopharma Corp. (1)	2,944	27,821
Arcus Biosciences, Inc. (1)(2)	432	6,022
Ardelyx, Inc. (1)	2,393	10,410
Arena Pharmaceuticals, Inc. (1)(2)	4,139	190,477
ArQule, Inc. (1)	7,731	43,757
Array BioPharma, Inc. (1)(2)	16,999	258,385
Arrowhead Pharmaceuticals, Inc (1)(2)	7,256	139,098
Arsanis, Inc. (1)	392	635
Atara Biotherapeutics, Inc. (1)(2)	3,329	137,654
Athenex, Inc. (1)(2)	3,528	54,825
Athersys, Inc. (1)(2)	11,234	23,591
Audentes Therapeutics, Inc. (1)(2)	2,496	98,817
AVEO Pharmaceuticals, Inc. (1)(2)	8,174	27,056
Avid Bioservices, Inc. (1)	4,695	32,208
Avrobio, Inc. (1)(2)	502	26,039
Bellicum Pharmaceuticals, Inc. (1)(2)	4,333	26,691
BioCryst Pharmaceuticals, Inc. (1)(2)	8,297	63,306
Biohaven Pharmaceutical Holding Co., Ltd. (1)(2)	2,329	87,454
BioSpecifics Technologies Corp. (1)	496	29,011
BioTime, Inc. (1)(2)	6,005	14,112
Blueprint Medicines Corp. (1)	3,442	268,683
Calithera Biosciences, Inc. (1)	2,688	14,112
Calyxt, Inc. (1)(2)	700	10,689
Cara Therapeutics, Inc. (1)(2)	2,765	66,222
CareDx, Inc. (1)(2)	2,924	84,357
CASI Pharmaceuticals, Inc. (1)(2)	4,345	20,291
Catalyst Biosciences, Inc. (1)	991	10,683
Catalyst Pharmaceuticals, Inc. (1)	9,063	34,258
Celcuity, Inc. (1)(2)	240	6,902
Cellular Biomedicine Group, Inc. (1)(2)	958	17,388
ChemoCentryx, Inc. (1)	2,120	26,797
Chimerix, Inc. (1)	3,539	13,767
Clovis Oncology, Inc. (1)(2)	3,967	116,511
Cohbar, Inc. (1)(2)	2,016	8,689
Coherus Biosciences, Inc. (1)(2)	3,902	64,383
Concert Pharmaceuticals, Inc. (1)	1,527	22,661
Constellation Pharmaceuticals, Inc. (1)(2)	200	1,346
Corbus Pharmaceuticals Holdings, Inc. (1)(2)	3,888	29,354
Corvus Pharmaceuticals, Inc. (1)(2)	1,216	10,433
Crinetics Pharmaceuticals, Inc. (1)	574	16,445
CTI BioPharma Corp. (1)(2)	4,450	9,612
Cue Biopharma, Inc. (1)(2)	1,576	14,263
Cytokinetics, Inc. (1)(2)	3,647	35,923
CytomX Therapeutics, Inc. (1)	3,239	59,921

Deciphera Pharmaceuticals, Inc. (1)	700	27,104
Denali Therapeutics, Inc. (1)(2)	3,705	80,547
Dicerna Pharmaceuticals, Inc. (1)	3,620	55,241
Dynavax Technologies Corp. (1)(2)	5,186	64,306
Eagle Pharmaceuticals, Inc. (1)(2)	867	60,109
Editas Medicine, Inc. (1)(2)	3,601	114,584
Eidos Therapeutics, Inc. (1)	500	4,990
Emergent BioSolutions, Inc. (1)	3,733	245,743
Enanta Pharmaceuticals, Inc. (1)	1,395	119,217
Epizyme, Inc. (1)	4,180	44,308
Esperion Therapeutics, Inc. (1)(2)	1,993	88,429
Evelo Biosciences, Inc. (1)(2)	373	4,543
Fate Therapeutics, Inc. (1)(2)	4,100	66,789
Fennec Pharmaceuticals, Inc. (1)(2)	914	7,495
FibroGen, Inc. (1)	6,232	378,594
Five Prime Therapeutics, Inc. (1)	2,790	38,837
Flexion Therapeutics, Inc. (1)(2)	2,654	49,656
Fortress Biotech, Inc. (1)	2,656	4,250
Forty Seven, Inc. (1)(2)	625	9,325
G1 Therapeutics, Inc. (1)(2)	1,618	84,605
Genomic Health, Inc. (1)	1,734	121,761
Geron Corp. (1)(2)	13,270	23,355
Global Blood Therapeutics, Inc. (1)(2)	4,051	153,938
GlycoMimetics, Inc. (1)(2)	2,997	43,157
GTx, Inc. (1)(2)	403	633
Halozyme Therapeutics, Inc. (1)	10,685	194,146
Heron Therapeutics, Inc. (1)(2)	5,671	179,487
Homology Medicines, Inc. (1)(2)	864	19,751
Idera Pharmaceuticals, Inc. (1)	1,498	13,347
Immune Design Corp. (1)	2,948	10,171
ImmunoGen, Inc. (1)	11,811	111,850
Immunomedics, Inc. (1)(2)	11,693	243,565
Inovio Pharmaceuticals, Inc. (1)(2)	6,941	38,592
Insmed, Inc. (1)(2)	6,347	128,336
Insys Therapeutics, Inc. (1)(2)	1,760	17,741
Intellia Therapeutics, Inc. (1)(2)	2,581	73,868
Intercept Pharmaceuticals, Inc. (1)	1,808	228,459
Intrexon Corp. (1)(2)	5,972	102,838
Invitae Corp. (1)(2)	5,418	90,643
Iovance Biotherapeutics, Inc. (1)(2)	7,008	78,840
Ironwood Pharmaceuticals, Inc. (1)(2)	11,821	218,216
Jounce Therapeutics, Inc. (1)	1,233	8,015
Kadmon Holdings, Inc. (1)(2)	5,939	19,836
Karyopharm Therapeutics, Inc. (1)	4,019	68,444
Keryx Biopharmaceuticals, Inc. (1)	7,631	25,945
Kezar Life Sciences, Inc. (1)	410	8,778
Kindred Biosciences, Inc. (1)	1,848	25,780

Kiniksa Pharmaceuticals Ltd., Class A (1)(2)	535	13,643
Kura Oncology, Inc. (1)(2)	1,720	30,100
La Jolla Pharmaceutical Co. (1)(2)	1,535	30,900
Lexicon Pharmaceuticals, Inc. (1)(2)	3,782	40,354
Ligand Pharmaceuticals, Inc. (1)(2)	1,744	478,711
Loxo Oncology, Inc. (1)(2)	2,213	378,047
MacroGenics, Inc. (1)	3,254	69,766
Madrigal Pharmaceuticals, Inc. (1)(2)	598	128,050
Magenta Therapeutics, Inc. (1)	330	3,963
MannKind Corp. (1)(2)	11,365	20,798
MediciNova, Inc. (1)(2)	3,274	40,892
MeiraGTx Holdings plc (1)	275	3,740
Mersana Therapeutics, Inc. (1)(2)	944	9,440
MiMedx Group, Inc. (1)(2)	8,619	53,265
Minerva Neurosciences, Inc. (1)	2,206	27,685
Miragen Therapeutics, Inc. (1)	1,109	6,188
Mirati Therapeutics, Inc. (1)(2)	1,566	73,759
Molecular Templates, Inc. (1)	723	3,897
Momenta Pharmaceuticals, Inc. (1)	6,446	169,530
Mustang Bio, Inc. (1)(2)	1,620	9,639
Myriad Genetics, Inc. (1)	5,525	254,150
NantKwest, Inc. (1)(2)	2,681	9,920
Natera, Inc. (1)	2,682	64,207
Neon Therapeutics, Inc. (1)	485	4,142
NewLink Genetics Corp. (1)	1,605	3,836
Novavax, Inc. (1)(2)	32,730	61,532
Nymox Pharmaceutical Corp. (1)(2)	2,502	6,155
OPKO Health, Inc. (1)(2)	26,562	91,905
Organovo Holdings, Inc. (1)(2)	8,100	9,315
Ovid Therapeutics, Inc. (1)	443	2,512
Palatin Technologies, Inc. (1)	16,946	16,904
PDL BioPharma, Inc. (1)	12,664	33,306
Pfenex, Inc. (1)	1,821	9,305
Pieris Pharmaceuticals, Inc. (1)	3,015	16,884
PolarityTE, Inc. (1)	503	9,607
Portola Pharmaceuticals, Inc. (1)(2)	5,426	144,494
Progenics Pharmaceuticals, Inc. (1)(2)	5,871	36,811
Proteostasis Therapeutics, Inc. (1)(2)	2,293	5,526
Prothena Corp. plc (1)(2)	3,249	42,497
PTC Therapeutics, Inc. (1)	3,919	184,193
Puma Biotechnology, Inc. (1)(2)	2,522	115,634
Ra Pharmaceuticals, Inc. (1)(2)	715	12,934
Radius Health, Inc. (1)(2)	3,266	58,135
Recro Pharma, Inc. (1)	1,196	8,504
REGENXBIO, Inc. (1)	2,605	196,677
Repligen Corp. (1)(2)	3,200	177,472
Replimune Group, Inc. (1)(2)	616	9,918

Retrophin, Inc. (1)	3,493	100,354
Rhythm Pharmaceuticals, Inc. (1)	1,016	29,637
Rigel Pharmaceuticals, Inc. (1)(2)	12,610	40,478
Rocket Pharmaceuticals, Inc. (1)(2)	1,870	46,039
Rubius Therapeutics, Inc. (1)(2)	1,003	24,072
Sangamo Therapeutics, Inc. (1)(2)	8,265	140,092
Savara, Inc. (1)	2,257	25,188
Scholar Rock Holding Corp. (1)(2)	513	13,210
Selecta Biosciences, Inc. (1)	1,029	16,001
Seres Therapeutics, Inc. (1)(2)	1,389	10,543
Solid Biosciences, Inc. (1)(2)	1,002	47,274
Sorrento Therapeutics, Inc. (1)(2)	7,245	31,878
Spark Therapeutics, Inc. (1)(2)	2,622	143,030
Spectrum Pharmaceuticals, Inc. (1)(2)	8,414	141,355
Spero Therapeutics, Inc. (1)	500	5,255
Spring Bank Pharmaceuticals, Inc. (1)(2)	1,085	13,074
Stemline Therapeutics, Inc. (1)(2)	1,930	32,038
Surface Oncology, Inc. (1)(2)	567	6,203
Syndax Pharmaceuticals, Inc. (1)	1,000	8,080
Synergy Pharmaceuticals, Inc. (1)(2)	19,906	33,840
Synlogic, Inc. (1)(2)	1,223	17,379
Syros Pharmaceuticals, Inc. (1)	2,602	30,990
T2 Biosystems, Inc. (1)(2)	2,618	19,504
TG Therapeutics, Inc. (1)(2)	4,898	27,429
Tocagen, Inc. (1)(2)	1,527	23,806
Translate Bio, Inc. (1)	750	7,500
Tyme Technologies, Inc. (1)(2)	3,620	10,064
Ultragenyx Pharmaceutical, Inc. (1)(2)	3,953	301,772
UNITY Biotechnology, Inc. (1)(2)	415	6,760
Unum Therapeutics, Inc. (1)(2)	276	2,843
Vanda Pharmaceuticals, Inc. (1)	4,281	98,249
Veracyte, Inc. (1)(2)	2,344	22,385
Verastem, Inc. (1)(2)	5,019	36,388
Vericel Corp. (1)	3,341	47,275
Viking Therapeutics, Inc. (1)	4,271	74,401
Vital Therapies, Inc. (1)	2,566	707
Voyager Therapeutics, Inc. (1)(2)	1,721	32,561
Xencor, Inc. (1)	3,865	150,619
XOMA Corp. (1)	495	8,697
Zafgen, Inc. (1)	2,005	23,438
ZIOPHARM Oncology, Inc. (1)	10,966	35,091
		12,563,511

Building Products - 1.2%
AAON, Inc. (2)	3,489	131,884
Advanced Drainage Systems, Inc.	3,084	95,296
American Woodmark Corp. (1)	1,194	93,669

Apogee Enterprises, Inc.	2,452	101,317
Armstrong Flooring, Inc. (1)	1,823	32,996
Builders FirstSource, Inc. (1)	9,570	140,488
Caesarstone Ltd. (2)	1,950	36,173
Continental Building Products, Inc. (1)	3,099	116,367
CSW Industrials, Inc. (1)	1,308	70,240
Gibraltar Industries, Inc. (1)	2,724	124,214
Griffon Corp.	2,639	42,620
Insteel Industries, Inc.	1,366	49,012
JELD-WEN Holding, Inc. (1)	5,765	142,165
Masonite International Corp. (1)	2,269	145,443
NCI Building Systems, Inc. (1)	3,510	53,176
Patrick Industries, Inc. (1)	1,955	115,736
PGT Innovations, Inc. (1)	4,125	89,100
Quanex Building Products Corp.	3,015	54,873
Simpson Manufacturing Co., Inc.	3,460	250,712
Trex Co., Inc. (1)	4,927	379,280
Universal Forest Products, Inc.	5,136	181,455
		2,446,216

Capital Markets - 1.2%
Arlington Asset Investment Corp., Class A (2)	1,962	18,325
Artisan Partners Asset Management, Inc., Class A	3,911	126,716
Ashford, Inc. (1)	73	5,539
Associated Capital Group, Inc., Class A (2)	224	9,531
B. Riley Financial, Inc. (2)	1,801	40,793
Blucora, Inc. (1)	3,911	157,418
BrightSphere Investment Group plc	7,380	91,512
Cohen & Steers, Inc.	1,874	76,103
Cowen, Inc., Class A (1)	2,148	35,012
Diamond Hill Investment Group, Inc.	250	41,348
Donnelley Financial Solutions, Inc. (1)	2,855	51,162
Federated Investors, Inc., Class B	8,020	193,442
Focus Financial Partners, Inc., Class A (1)	1,551	73,610
GAIN Capital Holdings, Inc.	3,144	20,436
GAMCO Investors, Inc., Class A	342	8,010
Greenhill & Co., Inc.	1,714	45,164
Hamilton Lane, Inc., Class A	1,211	53,623
Houlihan Lokey, Inc.	2,706	121,581
INTL. FCStone, Inc. (1)	1,181	57,066
Investment Technology Group, Inc.	2,642	57,226
Ladenburg Thalmann Financial Services, Inc.	8,462	22,847
Moelis & Co., Class A	3,659	200,513
Oppenheimer Holdings, Inc., Class A	932	29,451
Piper Jaffray Cos.	1,194	91,162
PJT Partners, Inc., Class A	1,588	83,132
Pzena Investment Management, Inc., Class A	1,231	11,744

Safeguard Scientifics, Inc. (1)	1,902	17,784
Siebert Financial Corp. (1)	596	8,731
Silvercrest Asset Management Group, Inc., Class A	548	7,590
Stifel Financial Corp.	5,788	296,693
Value Line, Inc.	91	2,266
Virtus Investment Partners, Inc.	589	66,999
Waddell & Reed Financial, Inc., Class A	6,858	145,252
Westwood Holdings Group, Inc.	603	31,199
WisdomTree Investments, Inc.	9,928	84,189
		2,383,169

Chemicals - 2.0%
Advanced Emissions Solutions, Inc.	1,851	22,138
AdvanSix, Inc. (1)	2,631	89,322
AgroFresh Solutions, Inc. (1)	1,715	10,684
American Vanguard Corp.	2,506	45,108
Balchem Corp.	2,718	304,661
Chase Corp.	627	75,334
Ferro Corp. (1)	7,188	166,905
Flotek Industries, Inc. (1)(2)	4,728	11,347
FutureFuel Corp.	1,874	34,744
GCP Applied Technologies, Inc. (1)	5,997	159,220
Hawkins, Inc.	749	31,046
HB Fuller Co.	4,330	223,731
Ingevity Corp. (1)	3,544	361,063
Innophos Holdings, Inc.	1,613	71,617
Innospec, Inc.	2,039	156,493
Intrepid Potash, Inc. (1)	8,313	29,844
KMG Chemicals, Inc.	1,244	93,997
Koppers Holdings, Inc. (1)	1,811	56,413
Kraton Corp. (1)	2,659	125,372
Kronos Worldwide, Inc.	1,877	30,501
LSB Industries, Inc. (1)	1,588	15,531
Marrone Bio Innovations, Inc. (1)	4,928	9,018
Minerals Technologies, Inc.	2,994	202,394
OMNOVA Solutions, Inc. (1)	3,910	38,513
PolyOne Corp.	6,798	297,208
PQ Group Holdings, Inc. (1)	3,089	53,965
Quaker Chemical Corp.	1,117	225,869
Rayonier Advanced Materials, Inc.	4,190	77,222
Sensient Technologies Corp.	3,523	269,545
Stepan Co.	1,696	147,569
Trecora Resources (1)	1,798	25,172
Tredegar Corp.	2,145	46,439
Trinseo SA	3,620	283,446
Tronox Ltd., Class A	7,808	93,306
Valhi, Inc.	1,474	3,361

		3,888,098

Commercial Services & Supplies - 2.4%
ABM Industries, Inc.	5,683	183,277
ACCO Brands Corp.	8,823	99,700
Advanced Disposal Services, Inc. (1)	5,991	162,236
Brady Corp., Class A	3,952	172,900
BrightView Holdings, Inc. (1)	2,037	32,694
Brink's Co. (The)	4,191	292,322
Casella Waste Systems, Inc., Class A (1)	3,332	103,492
CECO Environmental Corp.	2,281	17,974
Charah Solutions, Inc. (1)	610	4,819
Cimpress NV (1)	1,851	252,865
CompX International, Inc.	124	1,686
Covanta Holding Corp.	9,669	157,121
Deluxe Corp.	4,054	230,835
Ennis, Inc.	2,271	46,442
Essendant, Inc.	2,957	37,909
Healthcare Services Group, Inc. (2)	6,074	246,726
Heritage-Crystal Clean, Inc. (1)	1,244	26,559
Herman Miller, Inc.	5,172	198,605
HNI Corp.	3,661	161,963
Interface, Inc.	5,094	118,945
Kimball International, Inc., Class B	2,797	46,850
Knoll, Inc.	4,151	97,341
LSC Communications, Inc.	2,936	32,472
Matthews International Corp., Class A	2,488	124,773
McGrath RentCorp	2,018	109,920
Mobile Mini, Inc.	3,826	167,770
MSA Safety, Inc.	2,816	299,735
Multi-Color Corp.	1,200	74,700
NL Industries, Inc. (1)	532	3,192
PICO Holdings, Inc. (1)	1,974	24,774
Pitney Bowes, Inc.	15,446	109,358
Quad / Graphics, Inc.	2,476	51,600
RR Donnelley & Sons Co.	6,159	33,259
SP Plus Corp. (1)	1,895	69,167
Steelcase, Inc., Class A	7,435	137,547
Team, Inc. (1)(2)	2,411	54,248
Tetra Tech, Inc.	4,620	315,546
UniFirst Corp.	1,305	226,613
US Ecology, Inc.	1,886	139,092
Viad Corp.	1,775	105,169
VSE Corp.	650	21,535
		4,793,731

Communications Equipment - 1.5%

Acacia Communications, Inc. (1)	2,413	99,826
ADTRAN, Inc.	4,115	72,630
Aerohive Networks, Inc. (1)	1,801	7,420
Applied Optoelectronics, Inc. (1)(2)	1,515	37,360
CalAmp Corp. (1)	3,105	74,396
Calix, Inc. (1)	3,092	25,045
Casa Systems, Inc. (1)(2)	2,241	33,055
Ciena Corp. (1)	12,039	376,098
Clearfield, Inc. (1)	1,022	13,746
Comtech Telecommunications Corp.	1,754	63,618
DASAN Zhone Solutions, Inc. (1)	513	7,279
Digi International, Inc. (1)	2,313	31,110
Extreme Networks, Inc. (1)	9,584	52,520
Finisar Corp. (1)	9,795	186,595
Harmonic, Inc. (1)	5,980	32,890
Infinera Corp. (1)	13,303	97,112
InterDigital, Inc.	2,888	231,040
KVH Industries, Inc. (1)	1,491	19,532
Lumentum Holdings, Inc. (1)	5,196	311,500
NETGEAR, Inc. (1)	2,672	167,935
NetScout Systems, Inc. (1)	6,378	161,045
Oclaro, Inc. (1)	14,542	130,005
Plantronics, Inc.	2,716	163,775
Quantenna Communications, Inc. (1)	2,962	54,649
Ribbon Communications, Inc. (1)	4,404	30,079
ViaSat, Inc. (1)(2)	4,556	291,356
Viavi Solutions, Inc. (1)	19,339	219,304
		2,990,920

Construction & Engineering - 1.0%
Aegion Corp. (1)	2,830	71,825
Ameresco, Inc., Class A (1)	1,452	19,820
Argan, Inc.	1,155	49,665
Comfort Systems USA, Inc.	3,203	180,649
Dycom Industries, Inc. (1)	2,549	215,645
EMCOR Group, Inc.	4,838	363,382
Granite Construction, Inc.	3,793	173,340
Great Lakes Dredge & Dock Corp. (1)	5,123	31,763
HC2 Holdings, Inc. (1)(2)	3,578	21,897
IES Holdings, Inc. (1)	610	11,895
Infrastructure and Energy Alternatives, Inc. (1)(2)	1,410	14,805
KBR, Inc.	11,969	252,905
MasTec, Inc. (1)	5,283	235,886
MYR Group, Inc. (1)	1,170	38,189
Northwest Pipe Co. (1)	837	16,531
NV5 Global, Inc. (1)	775	67,192
Orion Group Holdings, Inc. (1)	2,350	17,743

Primoris Services Corp.	3,477	86,299
Sterling Construction Co., Inc. (1)	2,268	32,478
Tutor Perini Corp. (1)	3,186	59,897
Willscot Corp. (1)(2)	2,728	46,785
		2,008,591

Construction Materials - 0.1%
Forterra, Inc. (1)(2)	1,612	12,026
Summit Materials, Inc., Class A (1)(2)	9,531	173,274
United States Lime & Minerals, Inc.	156	12,316
US Concrete, Inc. (1)(2)	1,337	61,301
		258,917

Consumer Finance - 0.7%
Curo Group Holdings Corp. (1)	974	29,444
Elevate Credit, Inc. (1)	1,265	10,196
Encore Capital Group, Inc. (1)(2)	2,107	75,536
Enova International, Inc. (1)	2,903	83,606
EZCORP, Inc., Class A (1)	4,319	46,213
FirstCash, Inc.	3,573	292,986
Green Dot Corp., Class A (1)	4,013	356,435
LendingClub Corp. (1)	26,066	101,136
Nelnet, Inc., Class A	1,533	87,642
PRA Group, Inc. (1)	3,720	133,920
Regional Management Corp. (1)	935	26,956
World Acceptance Corp. (1)	500	57,180
		1,301,250

Containers & Packaging - 0.1%
Greif, Inc., Class A	2,211	118,643
Greif, Inc., Class B	446	25,712
Myers Industries, Inc.	2,705	62,891
UFP Technologies, Inc. (1)	499	18,338
		225,584

Distributors - 0.1%
Core-Mark Holding Co., Inc.	3,546	120,422
Funko, Inc., Class A (1)(2)	900	21,321
Weyco Group, Inc.	562	19,771
		161,514

Diversified Consumer Services - 0.8%
Adtalem Global Education, Inc. (1)	4,967	239,409
American Public Education, Inc. (1)	1,323	43,725
Cambium Learning Group, Inc. (1)	1,013	11,994
Career Education Corp. (1)	5,930	88,535
Carriage Services, Inc.	1,152	24,826
Chegg, Inc. (1)(2)	8,873	252,259

Houghton Mifflin Harcourt Co. (1)	9,080	63,560
K12, Inc. (1)	3,081	54,534
Laureate Education, Inc., Class A (1)	6,569	101,425
Regis Corp. (1)	3,158	64,518
Sotheby's (1)	3,109	152,932
Strategic Education, Inc.	1,687	231,170
Weight Watchers International, Inc. (1)(2)	3,213	231,304
		1,560,191

Diversified Financial Services - 0.2%
Banco Latinoamericano de Comercio Exterior SA	2,614	54,685
Cannae Holdings, Inc. (1)	5,606	117,445
FGL Holdings (1)	11,884	106,362
Marlin Business Services Corp.	795	22,936
On Deck Capital, Inc. (1)	3,739	28,304
		329,732

Diversified Telecommunication Services - 0.6%
ATN International, Inc.	816	60,286
Cincinnati Bell, Inc. (1)	3,835	61,168
Cogent Communications Holdings, Inc.	3,590	200,322
Consolidated Communications Holdings, Inc. (2)	5,584	72,815
Frontier Communications Corp. (2)	8,904	57,787
Intelsat SA (1)	3,509	105,270
Iridium Communications, Inc. (1)	8,007	180,158
Ooma, Inc. (1)	1,488	24,701
ORBCOMM, Inc. (1)	5,583	60,631
pdvWireless, Inc. (1)	1,002	33,968
Vonage Holdings Corp. (1)	18,939	268,176
Windstream Holdings, Inc. (1)(2)	3,346	16,396
		1,141,678

Electric Utilities - 0.9%
ALLETE, Inc.	4,295	322,168
El Paso Electric Co.	3,374	192,993
IDACORP, Inc.	4,125	409,324
MGE Energy, Inc.	2,834	180,951
Otter Tail Corp.	3,182	152,418
PNM Resources, Inc.	6,412	252,953
Portland General Electric Co.	7,322	333,956
Spark Energy, Inc., Class A	1,012	8,349
		1,853,112

Electrical Equipment - 0.7%
Allied Motion Technologies, Inc.	482	26,235
Atkore International Group, Inc. (1)	3,386	89,831
AZZ, Inc.	2,237	112,968

Babcock & Wilcox Enterprises, Inc. (1)	2,775	2,858
Encore Wire Corp.	1,601	80,210
Energous Corp. (1)	1,605	16,243
EnerSys	3,559	310,096
Enphase Energy, Inc. (1)(2)	6,624	32,126
FuelCell Energy, Inc. (1)(2)	8,365	8,950
Generac Holdings, Inc. (1)	5,185	292,486
Plug Power, Inc. (1)(2)	19,616	37,663
Powell Industries, Inc.	811	29,407
Preformed Line Products Co.	222	15,602
Sunrun, Inc. (1)(2)	7,461	92,815
Thermon Group Holdings, Inc. (1)	2,669	68,807
TPI Composites, Inc. (1)	1,211	34,574
Vicor Corp. (1)	1,422	65,412
Vivint Solar, Inc. (1)(2)	1,800	9,360
		1,325,643

Electronic Equipment, Instruments & Components - 2.2%
Anixter International, Inc. (1)	2,505	176,102
Arlo Technologies, Inc. (1)(2)	977	14,176
AVX Corp.	3,566	64,366
Badger Meter, Inc.	2,464	130,469
Bel Fuse, Inc., Class B	968	25,652
Belden, Inc. (2)	3,395	242,437
Benchmark Electronics, Inc.	3,994	93,460
Control4 Corp. (1)	2,143	73,569
CTS Corp.	2,562	87,877
Daktronics, Inc.	2,960	23,206
Electro Scientific Industries, Inc. (1)	2,738	47,778
ePlus, Inc. (1)	1,064	98,633
Fabrinet (1)	3,011	139,289
FARO Technologies, Inc. (1)	1,341	86,293
Fitbit, Inc., Class A (1)	16,812	89,944
II-VI, Inc. (1)	5,140	243,122
Insight Enterprises, Inc. (1)	2,991	161,783
Iteris, Inc. (1)	2,069	11,131
Itron, Inc. (1)	2,889	185,474
KEMET Corp. (1)	4,697	87,129
Kimball Electronics, Inc. (1)	2,097	41,206
Knowles Corp. (1)	7,626	126,744
Maxwell Technologies, Inc. (1)	2,454	8,565
Mesa Laboratories, Inc.	273	50,674
Methode Electronics, Inc.	2,959	107,116
MTS Systems Corp.	1,475	80,756
Napco Security Technologies, Inc. (1)	1,045	15,623
nLight, Inc. (1)	640	14,214
Novanta, Inc. (1)	2,830	193,572

OSI Systems, Inc. (1)	1,376	105,003
PAR Technology Corp. (1)(2)	873	19,398
Park Electrochemical Corp.	1,804	35,160
PC Connection, Inc.	756	29,401
Plexus Corp. (1)	2,731	159,791
Rogers Corp. (1)	1,584	233,355
Sanmina Corp. (1)	5,713	157,679
ScanSource, Inc. (1)	2,089	83,351
SYNNEX Corp.	2,533	214,545
Tech Data Corp. (1)	3,189	228,237
TTM Technologies, Inc. (1)	8,112	129,062
Vishay Intertechnology, Inc. (2)	11,320	230,362
Vishay Precision Group, Inc. (1)	1,011	37,811
		4,383,515

Energy Equipment & Services - 1.8%
Archrock, Inc.	10,193	124,355
Basic Energy Services, Inc. (1)	1,528	15,265
Bristow Group, Inc. (1)(2)	2,689	32,617
C&J Energy Services, Inc. (1)(2)	5,518	114,774
Cactus, Inc., Class A (1)	3,064	117,290
CARBO Ceramics, Inc. (1)(2)	1,515	10,984
Covia Holdings Corp. (1)(2)	2,723	24,425
Dawson Geophysical Co. (1)	1,845	11,420
Diamond Offshore Drilling, Inc. (1)	5,679	113,580
Dril-Quip, Inc. (1)(2)	3,073	160,564
Era Group, Inc. (1)	1,735	21,427
Exterran Corp. (1)	2,624	69,615
Forum Energy Technologies, Inc. (1)	6,985	72,295
Frank's International NV (1)	6,452	56,003
FTS International, Inc. (1)	2,704	31,880
Gulfmark Offshore, Inc. (1)	327	12,197
Helix Energy Solutions Group, Inc. (1)	11,574	114,351
Independence Contract Drilling, Inc. (1)	2,336	11,540
ION Geophysical Corp. (1)	954	14,835
Keane Group, Inc. (1)	4,505	55,727
Key Energy Services, Inc. (1)	906	10,365
KLX Energy Services Holdings, Inc. (1)	1,703	54,513
Liberty Oilfield Services, Inc., Class A (2)	3,659	78,925
Mammoth Energy Services, Inc.	1,056	30,730
Matrix Service Co. (1)	2,252	55,512
McDermott International, Inc. (1)	15,081	277,943
Natural Gas Services Group, Inc. (1)	1,066	22,493
NCS Multistage Holdings, Inc. (1)(2)	969	15,998
Newpark Resources, Inc. (1)	7,671	79,395
Nine Energy Service, Inc. (1)	1,242	37,980
Noble Corp. plc (1)(2)	21,442	150,737

Nuverra Environmental Solutions, Inc. (1)	99	1,101
Ocean Rig UDW, Inc., Class A (1)	4,704	162,852
Oceaneering International, Inc. (1)	7,995	220,662
Oil States International, Inc. (1)	5,061	168,025
PHI, Inc. (1)	1,085	10,134
Pioneer Energy Services Corp. (1)	5,200	15,340
Profire Energy, Inc. (1)(2)	2,116	6,750
ProPetro Holding Corp. (1)(2)	5,771	95,164
Quintana Energy Services, Inc. (1)	520	3,817
RigNet, Inc. (1)	1,109	22,568
Rowan Companies plc, Class A (1)	11,080	208,636
SEACOR Holdings, Inc. (1)	1,397	69,026
SEACOR Marine Holdings, Inc. (1)	1,248	28,242
Select Energy Services, Inc., Class A (1)	3,794	44,921
Smart Sand, Inc. (1)	1,879	7,723
Solaris Oilfield Infrastructure, Inc., Class A (1)(2)	2,541	47,999
Superior Energy Services, Inc. (1)	13,369	130,214
TETRA Technologies, Inc. (1)	9,415	42,462
Tidewater, Inc. (1)	2,062	64,314
Unit Corp. (1)	4,371	113,908
US Silica Holdings, Inc. (2)	6,531	122,979
		3,586,572

Entertainment - 0.5%
AMC Entertainment Holdings, Inc., Class A (2)	3,946	80,893
Eros International plc (1)(2)	2,183	26,305
Glu Mobile, Inc. (1)	9,287	69,188
IMAX Corp. (1)	4,366	112,643
Liberty Media Corp-Liberty Braves, Class A (1)	713	19,451
Liberty Media Corp-Liberty Braves, Class C (1)	3,012	82,077
LiveXLive Media, Inc. (1)	401	1,572
Marcus Corp. (The)	1,417	59,585
Pandora Media, Inc. (1)(2)	20,690	196,762
Reading International, Inc., Class A (1)	1,506	23,795
Rosetta Stone, Inc. (1)	1,504	29,914
World Wrestling Entertainment, Inc., Class A (2)	3,520	340,489
		1,042,674

Equity Real Estate Investment Trusts (REITs) - 6.0%
Acadia Realty Trust	6,593	184,802
Agree Realty Corp.	2,536	134,712
Alexander & Baldwin, Inc.	5,720	129,787
Alexander's, Inc.	184	63,167
American Assets Trust, Inc.	3,378	125,966
Americold Realty Trust (2)	8,771	219,450
Armada Hoffler Properties, Inc.	3,925	59,307
Ashford Hospitality Trust, Inc.	6,276	40,104

Bluerock Residential Growth REIT, Inc.	1,454	14,249
Braemar Hotels & Resorts, Inc.	2,002	23,564
BRT Apartments Corp.	682	8,211
CareTrust REIT, Inc.	6,329	112,087
CatchMark Timber Trust, Inc., Class A	3,692	42,200
CBL & Associates Properties, Inc. (2)	14,116	56,323
Cedar Realty Trust, Inc.	7,099	33,081
Chatham Lodging Trust	3,800	79,382
Chesapeake Lodging Trust	5,134	164,647
City Office REIT, Inc.	2,990	37,734
Clipper Realty, Inc.	1,313	17,765
Community Healthcare Trust, Inc.	1,465	45,386
CoreCivic, Inc.	9,800	238,434
CorEnergy Infrastructure Trust, Inc. (2)	821	30,853
CorePoint Lodging, Inc.	3,663	71,245
Cousins Properties, Inc.	35,581	316,315
DiamondRock Hospitality Co.	16,505	192,613
Easterly Government Properties, Inc.	4,821	93,383
EastGroup Properties, Inc.	2,915	278,732
Farmland Partners, Inc. (2)	2,798	18,747
First Industrial Realty Trust, Inc.	10,407	326,780
Four Corners Property Trust, Inc.	5,646	145,046
Franklin Street Properties Corp. (2)	9,022	72,086
Front Yard Residential Corp. (2)	4,415	47,903
GEO Group, Inc. (The)	10,121	254,644
Getty Realty Corp.	2,646	75,570
Gladstone Commercial Corp.	2,047	39,200
Gladstone Land Corp. (2)	1,115	13,759
Global Medical REIT, Inc.	1,307	12,312
Global Net Lease, Inc. (2)	5,678	118,386
Government Properties Income Trust	8,106	91,517
Gramercy Property Trust	13,370	366,873
Healthcare Realty Trust, Inc.	10,336	302,431
Hersha Hospitality Trust	3,227	73,156
Independence Realty Trust, Inc.	7,263	76,479
Industrial Logistics Properties Trust	1,706	39,255
InfraREIT, Inc. (1)	3,727	78,826
Innovative Industrial Properties, Inc. (2)	554	26,725
Investors Real Estate Trust	9,894	59,166
iStar, Inc. (2)	5,663	63,256
Jernigan Capital, Inc. (2)	1,483	28,607
Kite Realty Group Trust	6,589	109,707
LaSalle Hotel Properties	9,241	319,646
Lexington Realty Trust	17,733	147,184
LTC Properties, Inc.	3,456	152,444
Mack-Cali Realty Corp.	7,712	163,957
MedEquities Realty Trust, Inc.	2,516	24,456

Monmouth Real Estate Investment Corp.	6,275	104,918
National Health Investors, Inc.	3,368	254,587
National Storage Affiliates Trust	4,691	119,339
New Senior Investment Group, Inc.	7,208	42,527
NexPoint Residential Trust, Inc.	1,463	48,572
NorthStar Realty Europe Corp.	3,827	54,190
One Liberty Properties, Inc.	1,012	28,113
Pebblebrook Hotel Trust	5,696	207,164
Pennsylvania Real Estate Investment Trust (2)	5,900	55,814
Physicians Realty Trust	14,836	250,135
Piedmont Office Realty Trust, Inc., Class A	10,600	200,658
PotlatchDeltic Corp.	5,241	214,619
Preferred Apartment Communities, Inc., Class A	2,767	48,644
PS Business Parks, Inc.	1,703	216,434
QTS Realty Trust, Inc., Class A	4,209	179,598
Ramco-Gershenson Properties Trust (2)	6,804	92,534
Retail Opportunity Investments Corp. (2)	9,292	173,482
Rexford Industrial Realty, Inc.	7,277	232,573
RLJ Lodging Trust	14,536	320,228
Ryman Hospitality Properties, Inc.	3,736	321,931
Sabra Health Care REIT, Inc. (2)	14,986	346,476
Safety Income & Growth, Inc.	882	16,520
Saul Centers, Inc.	978	54,768
Select Income REIT	5,478	120,187
Seritage Growth Properties REIT, Class A (2)	2,736	129,933
Spirit MTA REIT	3,524	40,596
STAG Industrial, Inc.	8,737	240,267
Summit Hotel Properties, Inc.	8,982	121,526
Sunstone Hotel Investors, Inc.	18,394	300,926
Tanger Factory Outlet Centers, Inc. (2)	7,419	169,747
Terreno Realty Corp.	4,565	172,101
Tier REIT, Inc.	4,188	100,931
UMH Properties, Inc.	2,445	38,240
Universal Health Realty Income Trust	1,113	82,818
Urban Edge Properties	8,983	198,345
Urstadt Biddle Properties, Inc., Class A	2,285	48,648
Washington Prime Group, Inc. (2)	16,051	117,172
Washington Real Estate Investment Trust	6,781	207,838
Whitestone REIT (2)	3,231	44,846
Xenia Hotels & Resorts, Inc.	8,753	207,446
		11,987,008

Food & Staples Retailing - 0.6%
Andersons, Inc. (The)	2,192	82,529
BJ's Wholesale Club Holdings, Inc. (1)	3,586	96,033

Chefs' Warehouse, Inc. (The) (1)	1,833	66,629

Ingles Markets, Inc., Class A	1,087	37,230
Natural Grocers by Vitamin Cottage, Inc. (1)	875	14,779
Performance Food Group Co. (1)	8,343	277,822
PriceSmart, Inc.	1,788	144,739
Rite Aid Corp. (1)(2)	87,000	111,360
Smart & Final Stores, Inc. (1)	1,874	10,682
SpartanNash Co.	3,190	63,991
SUPERVALU, Inc. (1)	3,281	105,714
United Natural Foods, Inc. (1)	4,050	121,297
Village Super Market, Inc., Class A	640	17,408
Weis Markets, Inc.	747	32,420
		1,182,633

Food Products - 0.9%
Alico, Inc.	267	9,025
B&G Foods, Inc.	5,223	143,371
Cal-Maine Foods, Inc.	2,448	118,238
Calavo Growers, Inc. (2)	1,337	129,154
Darling Ingredients, Inc. (1)	13,576	262,288
Dean Foods Co.	7,914	56,189
Farmer Bros Co. (1)	847	22,361
Fresh Del Monte Produce, Inc.	2,531	85,776
Freshpet, Inc. (1)	2,152	78,978
Hostess Brands, Inc. (1)	8,294	91,815
J&J Snack Foods Corp.	1,240	187,104
John B. Sanfilippo & Son, Inc.	716	51,108
Lancaster Colony Corp.	1,622	242,019
Landec Corp. (1)	2,282	32,861
Limoneira Co.	1,228	32,063
Sanderson Farms, Inc. (2)	1,728	178,623
Seneca Foods Corp., Class A (1)	594	20,018
Simply Good Foods Co. (The) (1)	5,116	99,506
Tootsie Roll Industries, Inc. (2)	1,569	45,893
		1,886,390

Gas Utilities - 0.9%
Chesapeake Utilities Corp.	1,388	116,453
New Jersey Resources Corp.	7,271	335,193
Northwest Natural Holding Co.	2,294	153,469
ONE Gas, Inc.	4,345	357,506
RGC Resources, Inc.	587	15,679
South Jersey Industries, Inc. (2)	7,169	252,851
Southwest Gas Holdings, Inc.	4,026	318,175
Spire, Inc.	4,040	297,142
		1,846,468

Health Care Equipment & Supplies - 3.6%

Accuray, Inc. (1)	6,420	28,890
AngioDynamics, Inc. (1)	3,206	69,698
Anika Therapeutics, Inc. (1)	1,202	50,700
Antares Pharma, Inc. (1)(2)	12,612	42,376
AtriCure, Inc. (1)(2)	2,794	97,874
Atrion Corp.	110	76,428
Avanos Medical, Inc. (1)	3,913	268,040
AxoGen, Inc. (1)(2)	2,668	98,316
Cardiovascular Systems, Inc. (1)	2,803	109,709
Cerus Corp. (1)	10,738	77,421
CONMED Corp.	2,086	165,253
CryoLife, Inc. (1)	3,149	110,845
CryoPort, Inc. (1)(2)	2,090	26,773
Cutera, Inc. (1)	1,118	36,391
CytoSorbents Corp. (1)	2,668	34,417
ElectroCore LLC (1)(2)	480	6,720
Endologix, Inc. (1)	7,000	13,370
FONAR Corp. (1)	535	13,322
GenMark Diagnostics, Inc. (1)(2)	3,729	27,408
Glaukos Corp. (1)(2)	2,754	178,735
Globus Medical, Inc., Class A (1)	6,051	343,455
Haemonetics Corp. (1)	4,177	478,601
Helius Medical Technologies, Inc. (1)(2)	1,518	14,861
Heska Corp. (1)	514	58,241
Inogen, Inc. (1)	1,440	351,533
Integer Holdings Corp. (1)	2,583	214,260
IntriCon Corp. (1)	564	31,697
Invacare Corp. (2)	2,498	36,346
iRadimed Corp. (1)	282	10,476
iRhythm Technologies, Inc. (1)	1,981	187,521
K2M Group Holdings, Inc. (1)	3,561	97,465
Lantheus Holdings, Inc. (1)	3,109	46,480
LeMaitre Vascular, Inc.	1,302	50,439
LivaNova plc (1)	4,059	503,194
Meridian Bioscience, Inc.	3,556	52,984
Merit Medical Systems, Inc. (1)	4,386	269,520
Natus Medical, Inc. (1)	2,809	100,141
Neogen Corp. (1)	4,194	299,997
Neuronetics, Inc. (1)(2)	526	16,864
Nevro Corp. (1)	2,432	138,624
Novocure Ltd. (1)	6,033	316,129
NuVasive, Inc. (1)	4,291	304,575
Nuvectra Corp. (1)	1,129	24,815
NxStage Medical, Inc. (1)	5,498	153,339
OraSure Technologies, Inc. (1)	4,811	74,330
Orthofix Medical, Inc. (1)	1,448	83,709
OrthoPediatrics Corp. (1)	400	14,656

Oxford Immunotec Global plc (1)	1,917	31,113
Pulse Biosciences, Inc. (1)(2)	800	11,352
Quidel Corp. (1)	2,752	179,348
Rockwell Medical, Inc. (1)(2)	3,471	14,648
RTI Surgical, Inc. (1)	4,427	19,921
SeaSpine Holdings Corp. (1)	1,048	16,307
Senseonics Holdings, Inc. (1)(2)	4,740	22,610
Sientra, Inc. (1)	2,102	50,196
STAAR Surgical Co. (1)	3,475	166,800
SurModics, Inc. (1)	1,145	85,474
Tactile Systems Technology, Inc. (1)(2)	1,512	107,428
Tandem Diabetes Care, Inc. (1)	4,137	177,229
TransEnterix, Inc. (1)(2)	12,517	72,599
Utah Medical Products, Inc.	296	27,883
Varex Imaging Corp. (1)	3,308	94,807
ViewRay, Inc. (1)	4,356	40,772
Wright Medical Group NV (1)(2)	10,340	300,067
		7,225,492

Health Care Providers & Services - 1.8%
AAC Holdings, Inc. (1)	500	3,815
Addus HomeCare Corp. (1)	779	54,647
Amedisys, Inc. (1)	2,095	261,791
American Renal Associates Holdings, Inc. (1)	680	14,722
AMN Healthcare Services, Inc. (1)	3,800	207,860
Apollo Medical Holdings, Inc. (1)(2)	272	6,003
BioScrip, Inc. (1)	9,711	30,104
BioTelemetry, Inc. (1)	2,654	171,050
Brookdale Senior Living, Inc. (1)	15,634	153,682
Capital Senior Living Corp. (1)	2,506	23,657
Civitas Solutions, Inc. (1)	1,020	15,045
Community Health Systems, Inc. (1)(2)	8,353	28,901
CorVel Corp. (1)	831	50,068
Cross Country Healthcare, Inc. (1)	2,877	25,116
Diplomat Pharmacy, Inc. (1)(2)	4,672	90,684
Ensign Group, Inc. (The)	3,978	150,846
Genesis Healthcare, Inc. (1)(2)	2,829	3,819
HealthEquity, Inc. (1)(2)	4,563	430,793
LHC Group, Inc. (1)	2,365	243,571
LifePoint Health, Inc. (1)	3,048	196,291
Magellan Health, Inc. (1)	1,968	141,794
National HealthCare Corp.	985	74,240
National Research Corp., Class A	705	27,213
Owens & Minor, Inc. (2)	5,393	89,092
Patterson Cos., Inc.	6,599	161,346
PetIQ, Inc. (1)(2)	843	33,138
Providence Service Corp. (The) (1)	931	62,638

Quorum Health Corp. (1)	2,427	14,222
R1 RCM, Inc. (1)	8,804	89,449
RadNet, Inc. (1)	2,930	44,097
Select Medical Holdings Corp. (1)	9,219	169,630
Surgery Partners, Inc. (1)	1,656	27,324
Tenet Healthcare Corp. (1)	6,799	193,500
Tivity Health, Inc. (1)(2)	3,207	103,105
Triple-S Management Corp., Class B (1)	1,643	31,036
US Physical Therapy, Inc.	1,039	123,225
		3,547,514

Health Care Technology - 1.1%
Allscripts Healthcare Solutions, Inc. (1)	14,810	211,043
Castlight Health, Inc., Class B (1)	5,617	15,166
Computer Programs & Systems, Inc. (2)	938	25,185
Evolent Health, Inc., Class A (1)(2)	5,757	163,499
HealthStream, Inc.	2,005	62,175
HMS Holdings Corp. (1)	6,914	226,848
Inovalon Holdings, Inc., Class A (1)(2)	5,504	55,315
Inspire Medical Systems, Inc. (1)(2)	611	25,711
Medidata Solutions, Inc. (1)(2)	4,744	347,783
NantHealth, Inc. (1)(2)	548	860
NextGen Healthcare, Inc. (1)	4,587	92,107
Omnicell, Inc. (1)	3,074	221,021
Simulations Plus, Inc.	960	19,392
Tabula Rasa HealthCare, Inc. (1)	1,412	114,640
Teladoc Health, Inc. (1)	5,572	481,142
Vocera Communications, Inc. (1)	2,455	89,804
		2,151,691

Hotels, Restaurants & Leisure - 2.9%
BBX Capital Corp.	5,432	40,305
Belmond Ltd., Class A (1)	7,856	143,372
Biglari Holdings, Inc., Class A (1)	8	7,376
Biglari Holdings, Inc., Class B (1)	80	14,508
BJ's Restaurants, Inc.	1,671	120,646
Bloomin' Brands, Inc.	6,931	137,164
Bluegreen Vacations Corp. (2)	637	11,396
Bojangles', Inc. (1)	1,522	23,895
Boyd Gaming Corp.	6,857	232,109
Brinker International, Inc.	3,601	168,275
Carrols Restaurant Group, Inc. (1)	3,096	45,202
Century Casinos, Inc. (1)	1,662	12,399
Cheesecake Factory, Inc. (The) (2)	3,461	185,302
Churchill Downs, Inc.	989	274,645
Chuy's Holdings, Inc. (1)	1,271	33,364
Cracker Barrel Old Country Store, Inc. (2)	1,658	243,942

Dave & Buster's Entertainment, Inc.	3,322	219,983
Del Frisco's Restaurant Group, Inc. (1)	3,154	26,178
Del Taco Restaurants, Inc. (1)	2,895	34,190
Denny's Corp. (1)	4,997	73,556
Dine Brands Global, Inc. (2)	1,363	110,826
Drive Shack, Inc. (1)	5,300	31,588
El Pollo Loco Holdings, Inc. (1)	1,580	19,829
Eldorado Resorts, Inc. (1)(2)	5,343	259,670
Empire Resorts, Inc. (1)(2)	270	2,511
Fiesta Restaurant Group, Inc. (1)	2,070	55,373
Golden Entertainment, Inc. (1)	1,501	36,039
Habit Restaurants, Inc., (The), Class A (1)	1,773	28,279
International Speedway Corp., Class A	2,154	94,345
J. Alexander's Holdings, Inc. (1)	1,066	12,685
Jack in the Box, Inc.	2,286	191,635
Lindblad Expeditions Holdings, Inc. (1)	1,147	17,056
Marriott Vacations Worldwide Corp.	3,312	370,116
Monarch Casino & Resort, Inc. (1)	917	41,678
Nathan's Famous, Inc.	237	19,529
Noodles & Co. (1)(2)	970	11,737
Papa John's International, Inc. (2)	1,738	89,125
Penn National Gaming, Inc. (1)	7,133	234,818
Pinnacle Entertainment, Inc. (1)	4,276	144,058
Planet Fitness, Inc., Class A (1)	7,399	399,768
PlayAGS, Inc. (1)	1,838	54,166
Potbelly Corp. (1)	1,684	20,713
RCI Hospitality Holdings, Inc.	797	23,599
Red Lion Hotels Corp. (1)	1,106	13,825
Red Robin Gourmet Burgers, Inc. (1)(2)	1,090	43,764
Red Rock Resorts, Inc., Class A	5,966	158,994
Ruth's Hospitality Group, Inc.	2,317	73,101
Scientific Games Corp., Class A (1)(2)	4,584	116,434
SeaWorld Entertainment, Inc. (1)	4,345	136,563
Shake Shack, Inc., Class A (1)(2)	1,927	121,420
Sonic Corp.	2,851	123,562
Speedway Motorsports, Inc.	1,049	18,725
Texas Roadhouse, Inc.	5,653	391,696
Town Sports International Holdings, Inc. (1)	1,228	10,622
Wingstop, Inc.	2,551	174,157
Zoe's Kitchen, Inc. (1)	1,491	18,966
		5,718,779

Household Durables - 1.5%
AV Homes, Inc. (1)	824	16,480
Bassett Furniture Industries, Inc.	830	17,638
Beazer Homes USA, Inc. (1)	2,686	28,203
Cavco Industries, Inc. (1)	750	189,750

Century Communities, Inc. (1)	2,337	61,346
Ethan Allen Interiors, Inc.	1,924	39,923
Flexsteel Industries, Inc.	560	16,654
GoPro, Inc., Class A (1)(2)	8,727	62,834
Green Brick Partners, Inc. (1)	1,909	19,281
Hamilton Beach Brands Holding Co., Class A	584	12,813
Helen of Troy Ltd. (1)	2,231	292,038
Hooker Furniture Corp.	834	28,189
Hovnanian Enterprises, Inc., Class A (1)(2)	9,758	15,613
Installed Building Products, Inc. (1)	1,894	73,866
iRobot Corp. (1)(2)	2,219	243,912
KB Home	7,206	172,295
La-Z-Boy, Inc.	3,892	122,987
LGI Homes, Inc. (1)(2)	1,518	72,014
Lifetime Brands, Inc.	858	9,352
Lovesac Co. (The) (1)	300	7,494
M / I Homes, Inc. (1)	2,260	54,082
MDC Holdings, Inc.	3,875	114,623
Meritage Homes Corp. (1)	3,303	131,790
New Home Co., Inc. (The) (1)	775	6,247
Purple Innovation, Inc. (1)(2)	356	2,065
Roku, Inc. (1)(2)	3,600	262,908
Skyline Champion Corp.	2,383	68,082
Sonos, Inc. (1)(2)	1,321	21,189
Taylor Morrison Home Corp., Class A (1)	9,400	169,576
TopBuild Corp. (1)	3,024	171,824
TRI Pointe Group, Inc. (1)(2)	12,765	158,286
Tupperware Brands Corp.	4,279	143,133
Turtle Beach Corp. (1)	694	13,838
Universal Electronics, Inc. (1)	1,223	48,125
Vuzix Corp. (1)	2,084	13,650
William Lyon Homes, Class A (1)	2,707	43,014
ZAGG, Inc. (1)	2,279	33,615
		2,958,729

Household Products - 0.2%
Central Garden & Pet Co. (1)(2)	789	28,436
Central Garden & Pet Co., Class A (1)	3,454	114,465
Oil-Dri Corp. of America	406	15,655
WD-40 Co.	1,138	195,850
		354,406

Independent Power and Renewable Electricity Producers - 0.3%
Atlantic Power Corp. (1)(2)	10,236	22,519
Clearway Energy, Inc., Class A	2,663	50,704
Clearway Energy, Inc., Class C	5,481	105,509
Ormat Technologies, Inc.	3,359	181,755

Pattern Energy Group, Inc.	6,822	135,553
TerraForm Power, Inc., Class A	6,070	70,109
		566,149

Industrial Conglomerates - 0.1%
Raven Industries, Inc.	3,174	145,211

Insurance - 2.6%
Ambac Financial Group, Inc. (1)	3,798	77,555
American Equity Investment Life Holding Co.	7,661	270,893
AMERISAFE, Inc.	1,636	101,350
Amtrust Financial Services, Inc.	9,274	134,658
Argo Group International Holdings Ltd.	2,702	170,361
Citizens, Inc. (1)	3,380	28,392
CNO Financial Group, Inc.	13,523	286,958
Crawford & Co., Class B	933	8,593
Donegal Group, Inc., Class A	916	13,016
eHealth, Inc. (1)	1,593	45,018
EMC Insurance Group, Inc.	745	18,416
Employers Holdings, Inc.	2,669	120,906
Enstar Group Ltd. (1)	983	204,955
FBL Financial Group, Inc., Class A	766	57,641
FedNat Holding Co.	1,014	25,837
Genworth Financial, Inc., Class A (1)	43,475	181,291
Global Indemnity Ltd.	810	30,537
Goosehead Insurance, Inc., Class A (1)(2)	744	25,199
Greenlight Capital Re Ltd., Class A (1)(2)	2,647	32,823
Hallmark Financial Services, Inc. (1)	1,205	13,255
HCI Group, Inc.	801	35,044
Health Insurance Innovations, Inc., Class A (1)	983	60,602
Heritage Insurance Holdings, Inc. (2)	1,906	28,247
Horace Mann Educators Corp.	3,502	157,240
Independence Holding Co.	394	14,145
Investors Title Co.	111	18,637
James River Group Holdings Ltd.	2,155	91,846
Kemper Corp.	4,335	348,751
Kingstone Cos., Inc.	796	15,124
Kinsale Capital Group, Inc.	1,696	108,307
Maiden Holdings Ltd.	5,756	16,405
MBIA, Inc. (1)(2)	8,169	87,327
National General Holdings Corp.	5,186	139,192
National Western Life Group, Inc., Class A	193	61,606
Navigators Group, Inc. (The)	1,783	123,205
NI Holdings, Inc. (1)	903	15,234
Primerica, Inc.	3,614	435,668
ProAssurance Corp.	4,618	216,815
Protective Insurance Corp., Class B	853	19,576

RLI Corp.	3,285	258,135
Safety Insurance Group, Inc.	1,242	111,283
Selective Insurance Group, Inc.	4,910	311,785
State Auto Financial Corp.	1,338	40,862
Stewart Information Services Corp.	1,974	88,850
Third Point Reinsurance Ltd. (1)	7,030	91,390
Tiptree, Inc., Class A	2,311	15,137
Trupanion, Inc. (1)(2)	1,971	70,424
United Fire Group, Inc.	1,866	94,737
United Insurance Holdings Corp.	1,483	33,190
Universal Insurance Holdings, Inc.	2,530	122,831
		5,079,249

Interactive Media & Services - 0.6%
Care.com, Inc. (1)	1,247	27,571
Cargurus, Inc. (1)(2)	4,086	227,549
Cars.com, Inc. (1)	5,846	161,408
Liberty TripAdvisor Holdings, Inc., Class A (1)	6,271	93,124
Meet Group, Inc. (The) (1)(2)	5,878	29,096
QuinStreet, Inc. (1)	2,943	39,937
Travelzoo, Inc. (1)	416	4,930
TrueCar, Inc. (1)(2)	7,838	110,516
XO Group, Inc. (1)	2,064	71,167
Yelp, Inc. (1)	6,820	335,544
		1,100,842

Internet & Direct Marketing Retail - 0.9%
1-800-Flowers.com, Inc., Class A (1)	2,081	24,556
Duluth Holdings, Inc., Class B (1)(2)	634	19,946
Etsy, Inc. (1)	9,959	511,693
Gaia, Inc. (1)(2)	1,050	16,170
Groupon, Inc. (1)(2)	36,777	138,649
Lands' End, Inc. (1)	879	15,426
Leaf Group Ltd. (1)	1,040	10,400
Liberty Expedia Holdings, Inc., Class A (1)	4,550	214,032
Liquidity Services, Inc. (1)	2,122	13,475
Nutrisystem, Inc. (2)	2,608	96,626
Overstock.com, Inc. (1)(2)	1,867	51,716
PetMed Express, Inc. (2)	1,778	58,692
Quotient Technology, Inc. (1)(2)	6,468	100,254
Remark Holdings, Inc. (1)(2)	2,607	8,316
Shutterfly, Inc. (1)	2,825	186,139
Shutterstock, Inc.	1,515	82,689
Stamps.com, Inc. (1)	1,448	327,538
		1,876,317

IT Services - 1.9%

Brightcove, Inc. (1)	2,425	20,370
CACI International, Inc., Class A (1)	2,050	377,507
Carbonite, Inc. (1)	2,527	90,088
Cardtronics plc, Class A (1)	3,306	104,602
Cass Information Systems, Inc.	1,037	67,529
ConvergeOne Holdings, Inc.	1,956	18,210
Convergys Corp.	7,795	185,053
CSG Systems International, Inc.	2,770	111,188
Endurance International Group Holdings, Inc. (1)	5,998	52,782
Everi Holdings, Inc. (1)	5,591	51,269
EVERTEC, Inc.	5,077	122,356
Evo Payments, Inc., Class A (1)(2)	1,339	32,002
Exela Technologies, Inc. (1)(2)	4,038	28,791
ExlService Holdings, Inc. (1)	2,811	186,088
GTT Communications, Inc. (1)(2)	3,635	157,759
Hackett Group, Inc. (The)	1,931	38,910
I3 Verticals, Inc., Class A (1)(2)	636	14,615
Information Services Group, Inc. (1)	2,421	11,572
Internap Corp. (1)(2)	1,753	22,140
Limelight Networks, Inc. (1)	9,183	46,099
ManTech International Corp., Class A	2,262	143,185
MAXIMUS, Inc.	5,312	345,599
MoneyGram International, Inc. (1)	2,614	13,985
NIC, Inc.	5,484	81,163
Perficient, Inc. (1)	2,876	76,645
Perspecta, Inc.	12,000	308,640
PFSweb, Inc. (1)	1,362	10,079
Presidio, Inc.	2,664	40,626
PRGX Global, Inc. (1)	1,817	15,808
Science Applications International Corp.	3,479	280,407
ServiceSource International, Inc. (1)	5,266	15,008
Sykes Enterprises, Inc. (1)	3,342	101,898
Syntel, Inc. (1)	3,152	129,169
Travelport Worldwide Ltd.	10,900	183,883
TTEC Holdings, Inc.	1,255	32,505
Tucows, Inc., Class A (1)(2)	790	44,043
Unisys Corp. (1)(2)	3,852	78,581
Virtusa Corp. (1)	2,429	130,462
Web.com Group, Inc. (1)	3,382	94,358
		3,864,974

Leisure Products - 0.4%
Acushnet Holdings Corp.	2,689	73,759
American Outdoor Brands Corp. (1)	4,733	73,504
Callaway Golf Co.	8,143	197,793
Clarus Corp.	1,804	19,934
Escalade, Inc.	888	11,411

Johnson Outdoors, Inc., Class A	405	37,661
Malibu Boats, Inc., Class A (1)	1,736	94,994
Marine Products Corp.	813	18,610
MCBC Holdings, Inc. (1)	1,615	57,946
Nautilus, Inc. (1)	2,675	37,316
Sturm Ruger & Co., Inc.	1,458	100,675
Vista Outdoor, Inc. (1)	5,021	89,826
		813,429

Life Sciences Tools & Services - 0.5%
Accelerate Diagnostics, Inc. (1)	2,287	52,487
Cambrex Corp. (1)	2,752	188,237
ChromaDex Corp. (1)(2)	3,310	14,200
Codexis, Inc. (1)(2)	4,127	70,778
Enzo Biochem, Inc. (1)	3,092	12,739
Fluidigm Corp. (1)(2)	2,221	16,635
Harvard Bioscience, Inc. (1)	2,884	15,141
Luminex Corp.	3,221	97,629
Medpace Holdings, Inc. (1)	1,808	108,317
NanoString Technologies, Inc. (1)	1,353	24,124
NeoGenomics, Inc. (1)	4,132	63,426
Pacific Biosciences of California, Inc. (1)(2)	8,829	47,765
Quanterix Corp. (1)(2)	420	8,996
Syneos Health, Inc. (1)	5,148	265,379
		985,853

Machinery - 3.8%
Actuant Corp., Class A	5,083	141,816
Alamo Group, Inc.	815	74,662
Albany International Corp., Class A	2,473	196,603
Altra Industrial Motion Corp.	5,117	211,332
American Railcar Industries, Inc.	687	31,671
Astec Industries, Inc.	1,870	94,267
Barnes Group, Inc.	3,944	280,142
Blue Bird Corp. (1)	991	24,279
Briggs & Stratton Corp.	3,442	66,190
Chart Industries, Inc. (1)	2,569	201,230
CIRCOR International, Inc. (2)	1,323	62,842
Columbus McKinnon Corp.	1,673	66,150
Commercial Vehicle Group, Inc. (1)	2,209	20,234
DMC Global, Inc.	1,092	44,554
Douglas Dynamics, Inc.	1,724	75,684
Eastern Co. (The)	490	13,916
Energy Recovery, Inc. (1)(2)	2,683	24,013
EnPro Industries, Inc.	1,761	128,430
ESCO Technologies, Inc.	2,195	149,370
Evoqua Water Technologies Corp. (1)(2)	6,364	113,152

Federal Signal Corp.	4,825	129,213
Franklin Electric Co., Inc.	3,978	187,960
FreightCar America, Inc. (1)	1,042	16,745
Gencor Industries, Inc. (1)	603	7,266
Global Brass & Copper Holdings, Inc.	1,904	70,258
Gorman-Rupp Co. (The)	1,373	50,114
Graham Corp.	863	24,311
Greenbrier Cos., Inc. (The) (2)	2,628	157,943
Harsco Corp. (1)	6,801	194,169
Hillenbrand, Inc.	5,117	267,619
Hurco Cos., Inc.	529	23,858
Hyster-Yale Materials Handling, Inc.	907	55,808
John Bean Technologies Corp.	2,558	305,169
Kadant, Inc.	952	102,673
Kennametal, Inc.	6,794	295,947
LB Foster Co., Class A (1)	731	15,022
Lindsay Corp.	920	92,221
Lydall, Inc. (1)	1,313	56,590
Manitex International, Inc. (1)	1,323	13,931
Manitowoc Co., Inc. (The) (1)	2,727	65,421
Meritor, Inc. (1)	7,355	142,393
Milacron Holdings Corp. (1)	5,788	117,207
Miller Industries, Inc.	1,050	28,245
Mueller Industries, Inc.	4,894	141,828
Mueller Water Products, Inc., Class A	13,464	154,971
Navistar International Corp. (1)	4,102	157,927
NN, Inc.	2,378	37,097
Omega Flex, Inc.	248	17,648
Park-Ohio Holdings Corp.	726	27,842
Proto Labs, Inc. (1)	2,312	373,966
RBC Bearings, Inc. (1)	1,959	294,555
REV Group, Inc. (2)	2,574	40,412
Rexnord Corp. (1)	8,796	270,917
Spartan Motors, Inc.	2,591	38,217
SPX Corp. (1)	3,739	124,546
SPX FLOW, Inc. (1)	3,637	189,124
Standex International Corp.	1,097	114,362
Sun Hydraulics Corp.	2,322	127,199
Tennant Co.	1,548	117,571
Titan International, Inc.	3,947	29,287
TriMas Corp. (1)	3,997	121,509
Twin Disc, Inc. (1)	749	17,257
Wabash National Corp.	5,241	95,543
Watts Water Technologies, Inc., Class A	2,402	199,366
Woodward, Inc.	4,454	360,150
		7,491,914

Marine - 0.1%
Costamare, Inc.	3,142	20,392
Eagle Bulk Shipping, Inc. (1)	3,373	18,956
Genco Shipping & Trading Ltd. (1)	675	9,450
Matson, Inc.	3,737	148,135
Safe Bulkers, Inc. (1)(2)	4,225	12,168
Scorpio Bulkers, Inc.	4,249	30,805
		239,906

Media - 1.2%
Beasley Broadcast Group, Inc., Class A	429	2,960
Boston Omaha Corp., Class A (1)(2)	425	12,708
Cardlytics, Inc. (1)(2)	460	11,518
Central European Media Enterprises Ltd., Class A (1)	6,603	24,761
Clear Channel Outdoor Holdings, Inc., Class A	3,136	18,659
Daily Journal Corp. (1)(2)	88	21,208
Emerald Expositions Events, Inc.	2,053	33,833
Entercom Communications Corp., Class A (2)	10,833	85,581
Entravision Communications Corp., Class A	5,618	27,528
EW Scripps Co., (The), Class A	3,793	62,585
Fluent, Inc. (1)(2)	1,183	2,543
Gannett Co., Inc.	10,154	101,642
Gray Television, Inc. (1)	6,791	118,842
Hemisphere Media Group, Inc. (1)	1,449	20,214
Liberty Latin America Ltd., Class A (1)	3,700	77,108
Liberty Latin America Ltd., Class C (1)	9,482	195,614
Loral Space & Communications, Inc. (1)(2)	1,011	45,899
MDC Partners, Inc., Class A (1)	4,777	19,825
Meredith Corp.	3,302	168,567
MSG Networks, Inc., Class A (1)	4,763	122,885
National CineMedia, Inc.	6,430	68,094
New Media Investment Group, Inc.	4,995	78,372
New York Times Co., (The), Class A (2)	10,749	248,839
Nexstar Media Group, Inc., Class A	3,818	310,785
Saga Communications, Inc., Class A	394	14,243
Scholastic Corp.	2,336	109,068
Sinclair Broadcast Group, Inc., Class A	6,162	174,693
TechTarget, Inc. (1)	1,656	32,160
TEGNA, Inc.	18,200	217,672
Tribune Publishing Co. (1)	1,415	23,107
WideOpenWest, Inc. (1)(2)	1,802	20,200
		2,471,713

Metals & Mining - 1.3%
AK Steel Holding Corp. (1)(2)	27,698	135,720
Allegheny Technologies, Inc. (1)	10,475	309,536
Carpenter Technology Corp.	3,994	235,446

Century Aluminum Co. (1)	4,377	52,393
Cleveland-Cliffs, Inc. (1)(2)	25,102	317,791
Coeur Mining, Inc. (1)	15,243	81,245
Commercial Metals Co.	9,924	203,641
Compass Minerals International, Inc. (2)	2,841	190,915
Ferroglobe Representation & Warranty Insurance Trust (1)(4)	5,015	—
Gold Resource Corp.	3,896	20,025
Haynes International, Inc.	1,062	37,701
Hecla Mining Co.	37,808	105,484
Kaiser Aluminum Corp.	1,444	157,483
Materion Corp.	1,555	94,078
Olympic Steel, Inc.	846	17,656
Ramaco Resources, Inc. (1)(2)	430	3,208
Ryerson Holding Corp. (1)	965	10,905
Schnitzer Steel Industries, Inc., Class A	2,273	61,485
SunCoke Energy, Inc. (1)	5,034	58,495
Synalloy Corp.	692	15,812
Tahoe Resources, Inc. (1)	26,000	72,540
TimkenSteel Corp. (1)(2)	3,081	45,815
Universal Stainless & Alloy Products, Inc. (1)	585	14,923
Warrior Met Coal, Inc.	3,399	91,909
Worthington Industries, Inc.	3,679	159,521
		2,493,727

Mortgage Real Estate Investment Trusts (REITs) - 1.0%
AG Mortgage Investment Trust, Inc.	2,395	43,541
Anworth Mortgage Asset Corp.	8,089	37,452
Apollo Commercial Real Estate Finance, Inc. (2)	10,292	194,210
Arbor Realty Trust, Inc. (2)	5,305	60,901
Ares Commercial Real Estate Corp.	2,562	35,791
ARMOUR Residential REIT, Inc. (2)	3,552	79,742
Blackstone Mortgage Trust, Inc., Class A (2)	9,177	307,521
Capstead Mortgage Corp.	8,250	65,258
Cherry Hill Mortgage Investment Corp.	1,030	18,643
Colony Credit Real Estate, Inc. (2)	6,877	151,225
Dynex Capital, Inc.	3,496	22,304
Exantas Capital Corp. (2)	2,766	30,371
Granite Point Mortgage Trust, Inc.	3,660	70,565
Great Ajax Corp.	1,009	13,733
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (2)	4,061	87,190
Invesco Mortgage Capital, Inc.	9,724	153,834
KKR Real Estate Finance Trust, Inc. (2)	1,449	29,226
Ladder Capital Corp.	7,131	120,799
New York Mortgage Trust, Inc.	11,360	69,069
Orchid Island Capital, Inc. (2)	3,691	26,760
PennyMac Mortgage Investment Trust (2)	5,125	103,730
Ready Capital Corp.	1,486	24,742

Redwood Trust, Inc.	6,587	106,973
TPG RE Finance Trust, Inc.	2,646	52,973
Western Asset Mortgage Capital Corp. (2)	3,699	37,064
		1,943,617

Multi-Utilities - 0.4%
Avista Corp. (2)	5,439	274,996
Black Hills Corp. (2)	4,468	259,546
NorthWestern Corp.	4,199	246,313
Unitil Corp.	1,083	55,125
		835,980

Multiline Retail - 0.3%
Big Lots, Inc.	3,466	144,844
Dillard's, Inc., Class A (2)	920	70,233
J.C. Penney Co., Inc. (1)(2)	27,238	45,215
Ollie's Bargain Outlet Holdings, Inc. (1)	4,147	398,526
Sears Holdings Corp. (1)(2)	877	849
		659,667

Oil, Gas & Consumable Fuels - 2.8%
Abraxas Petroleum Corp. (1)	12,335	28,741
Adams Resources & Energy, Inc.	189	8,025
Alta Mesa Resources, Inc. (1)(2)	8,216	34,343
Amyris, Inc. (1)	2,003	15,904
Approach Resources, Inc. (1)	3,777	8,423
Arch Coal, Inc., Class A	1,530	136,782
Ardmore Shipping Corp. (1)	2,717	17,660
Berry Petroleum Corp.	1,085	19,118
Bonanza Creek Energy, Inc. (1)	1,784	53,127
California Resources Corp. (1)	3,768	182,861
Callon Petroleum Co. (1)(2)	18,135	217,439
Carrizo Oil & Gas, Inc. (1)(2)	7,191	181,213
Clean Energy Fuels Corp. (1)	11,983	31,156
Cloud Peak Energy, Inc. (1)	6,492	14,932
CONSOL Energy, Inc. (1)	2,417	98,638
CVR Energy, Inc.	1,233	49,591
Delek US Holdings, Inc.	6,987	296,458
Denbury Resources, Inc. (1)	36,668	227,342
DHT Holdings, Inc.	7,166	33,680
Dorian LPG Ltd. (1)	2,207	17,590
Earthstone Energy, Inc., Class A (1)	1,654	15,514
Eclipse Resources Corp. (1)(2)	4,808	5,721
Energy Fuels, Inc. (1)	5,894	19,332
EP Energy Corp., Class A (1)(2)	3,016	7,057
Evolution Petroleum Corp.	1,370	15,138
Frontline Ltd. (1)(2)	6,759	39,270

GasLog Ltd.	3,212	63,437
Golar LNG Ltd.	8,182	227,460
Goodrich Petroleum Corp. (1)	727	10,207
Green Plains, Inc. (2)	3,369	57,947
Gulfport Energy Corp. (1)	14,500	150,945
Halcon Resources Corp. (1)(2)	11,000	49,170
Hallador Energy Co.	1,408	8,758
HighPoint Resources Corp. (1)	8,393	40,958
International Seaways, Inc. (1)	1,660	33,233
Isramco, Inc. (1)	85	10,374
Jagged Peak Energy, Inc. (1)(2)	4,878	67,463
Laredo Petroleum, Inc. (1)	12,700	103,759
Lilis Energy, Inc. (1)	3,755	18,399
Matador Resources Co. (1)	8,752	289,254
Midstates Petroleum Co., Inc. (1)	983	8,759
NACCO Industries, Inc., Class A	302	9,890
NextDecade Corp. (1)	638	3,605
Nordic American Tankers Ltd. (2)	11,683	24,417
Northern Oil and Gas, Inc. (1)	16,489	65,956
Oasis Petroleum, Inc. (1)	22,472	318,653
Overseas Shipholding Group, Inc., Class A (1)	2,804	8,833
Panhandle Oil and Gas, Inc., Class A	1,238	22,841
Par Pacific Holdings, Inc. (1)	2,790	56,916
PDC Energy, Inc. (1)	5,418	265,265
Peabody Energy Corp.	6,443	229,628
Penn Virginia Corp. (1)	1,007	81,104
Renewable Energy Group, Inc. (1)	3,095	89,136
Resolute Energy Corp. (1)	1,906	72,066
REX American Resources Corp. (1)	441	33,318
Ring Energy, Inc. (1)	5,049	50,036
Rosehill Resources, Inc. (1)(2)	220	1,342
Sanchez Energy Corp. (1)(2)	5,640	12,972
SandRidge Energy, Inc. (1)	2,381	25,881
Scorpio Tankers, Inc. (2)	22,758	45,744
SemGroup Corp., Class A	6,464	142,531
Ship Finance International Ltd.	6,931	96,341
SilverBow Resources, Inc. (1)	612	16,322
Southwestern Energy Co. (1)	49,000	250,390
SRC Energy, Inc. (1)	20,639	183,481
Talos Energy, Inc. (1)	1,713	56,221
Teekay Corp.	5,307	35,769
Teekay Tankers Ltd., Class A	15,129	14,944
Tellurian, Inc. (1)(2)	6,742	60,476
Ultra Petroleum Corp. (1)(2)	12,242	13,711
Uranium Energy Corp. (1)	11,981	20,607
W&T Offshore, Inc. (1)	8,233	79,366
WildHorse Resource Development Corp. (1)	2,304	54,467

World Fuel Services Corp.	5,712	158,108
Zion Oil & Gas, Inc. (1)(2)	4,072	5,212
		5,520,727

Paper & Forest Products - 0.6%
Boise Cascade Co.	3,372	124,089
Clearwater Paper Corp. (1)	1,465	43,510
KapStone Paper and Packaging Corp.	7,459	252,935
Louisiana-Pacific Corp.	12,014	318,251
Neenah, Inc.	1,433	123,668
PH Glatfelter Co.	3,755	71,758
Schweitzer-Mauduit International, Inc.	2,615	100,181
Verso Corp., Class A (1)	2,960	99,663
		1,134,055

Personal Products - 0.4%
Edgewell Personal Care Co. (1)(2)	4,548	210,254
elf Beauty, Inc. (1)(2)	1,818	23,143
Inter Parfums, Inc.	1,484	95,644
Medifast, Inc.	975	216,011
Natural Health Trends Corp. (2)	608	14,154
Nature's Sunshine Products, Inc. (1)	1,018	8,908
Revlon, Inc., Class A (1)(2)	936	20,873
USANA Health Sciences, Inc. (1)	1,018	122,720
		711,707

Pharmaceuticals - 2.1%
Aclaris Therapeutics, Inc. (1)	2,238	32,496
Aerie Pharmaceuticals, Inc. (1)(2)	2,964	182,434
Akcea Therapeutics, Inc. (1)(2)	1,275	44,651
Akorn, Inc. (1)(2)	7,647	99,258
Amneal Pharmaceuticals, Inc. (1)	7,324	162,520
Amphastar Pharmaceuticals, Inc. (1)	3,073	59,125
Ampio Pharmaceuticals, Inc. (1)(2)	7,158	3,636
ANI Pharmaceuticals, Inc. (1)	616	34,829
Aquestive Therapeutics, Inc. (1)	400	7,004
Aratana Therapeutics, Inc. (1)	3,555	20,761
Assembly Biosciences, Inc. (1)	1,696	62,989
Assertio Therapeutics, Inc. (1)	5,272	30,999
Clearside Biomedical, Inc. (1)(2)	1,815	11,162
Collegium Pharmaceutical, Inc. (1)(2)	2,333	34,388
Corcept Therapeutics, Inc. (1)(2)	8,144	114,179
Corium International, Inc. (1)(2)	1,747	16,614
Cymabay Therapeutics, Inc. (1)	4,918	54,491
Dermira, Inc. (1)(2)	3,345	36,461
Dova Pharmaceuticals, Inc. (1)(2)	994	20,844
Durect Corp. (1)	12,177	13,395

Eloxx Pharmaceuticals, Inc. (1)(2)	2,227	37,948
Endo International plc (1)	18,600	313,038
Endocyte, Inc. (1)(2)	5,532	98,248
Evolus, Inc. (1)	425	7,914
Horizon Pharma plc (1)	13,933	272,808
Innovate Biopharmaceuticals, Inc. (1)	1,450	9,904
Innoviva, Inc. (1)	5,742	87,508
Intersect ENT, Inc. (1)	2,280	65,550
Intra-Cellular Therapies, Inc. (1)	3,739	81,136
Kala Pharmaceuticals, Inc. (1)(2)	1,204	11,883
Lannett Co., Inc. (1)(2)	2,393	11,367
Liquidia Technologies, Inc. (1)(2)	390	10,698
Mallinckrodt plc (1)	6,794	199,132
Marinus Pharmaceuticals, Inc. (1)(2)	3,474	34,740
Medicines Co. (The) (1)(2)	5,811	173,807
Melinta Therapeutics, Inc. (1)	1,977	7,809
Menlo Therapeutics, Inc. (1)	543	5,349
MyoKardia, Inc. (1)(2)	2,822	183,994
Neos Therapeutics, Inc. (1)(2)	2,051	9,947
Ocular Therapeutix, Inc. (1)(2)	1,979	13,616
Odonate Therapeutics, Inc. (1)(2)	570	11,064
Omeros Corp. (1)(2)	4,139	101,033
Optinose, Inc. (1)	1,284	15,960
Pacira Pharmaceuticals, Inc. (1)	3,449	169,518
Paratek Pharmaceuticals, Inc. (1)(2)	2,069	20,069
Phibro Animal Health Corp., Class A	1,619	69,455
Prestige Consumer Healthcare, Inc. (1)(2)	4,347	164,708
Reata Pharmaceuticals, Inc., Class A (1)	1,523	124,520
resTORbio, Inc. (1)(2)	555	8,403
Revance Therapeutics, Inc. (1)	2,832	70,375
scPharmaceuticals, Inc. (1)	625	3,669
Sienna Biopharmaceuticals, Inc. (1)	1,275	18,896
SIGA Technologies, Inc. (1)(2)	4,584	31,584
Supernus Pharmaceuticals, Inc. (1)(2)	4,082	205,529
Teligent, Inc. (1)(2)	3,610	14,260
Tetraphase Pharmaceuticals, Inc. (1)	4,338	11,973
TherapeuticsMD, Inc. (1)(2)	12,961	85,024
Theravance Biopharma, Inc. (1)(2)	3,666	119,768
Tricida, Inc. (1)(2)	962	29,389
Verrica Pharmaceuticals, Inc. (1)	300	4,875
WaVe Life Sciences Ltd. (1)(2)	1,470	73,500
Xeris Pharmaceuticals, Inc. (1)	545	9,581
Zogenix, Inc. (1)(2)	3,420	169,632
Zomedica Pharmaceuticals Corp. (1)	2,890	5,404
		4,216,821

Professional Services - 1.4%

Acacia Research Corp. (1)	4,242	13,574
ASGN, Inc. (1)	4,268	336,873
Barrett Business Services, Inc.	606	40,469
BG Staffing, Inc.	608	16,538
CBIZ, Inc. (1)	4,490	106,413
CRA International, Inc.	707	35,506
Exponent, Inc.	4,418	236,805
Forrester Research, Inc.	776	35,618
Franklin Covey Co. (1)	1,007	23,816
FTI Consulting, Inc. (1)	3,215	235,306
GP Strategies Corp. (1)	1,007	16,968
Heidrick & Struggles International, Inc.	1,525	51,621
Huron Consulting Group, Inc. (1)	1,867	92,230
ICF International, Inc.	1,507	113,703
InnerWorkings, Inc. (1)	3,972	31,458
Insperity, Inc.	3,197	377,086
Kelly Services, Inc., Class A	2,680	64,400
Kforce, Inc.	1,903	71,553
Korn / Ferry International	4,787	235,712
Mistras Group, Inc. (1)	1,338	28,994
Navigant Consulting, Inc.	3,770	86,936
Reis, Inc.	719	16,537
Resources Connection, Inc.	2,400	39,840
TriNet Group, Inc. (1)	3,638	204,892
TrueBlue, Inc. (1)	3,417	89,013
WageWorks, Inc. (1)	3,400	145,350
Willdan Group, Inc. (1)(2)	662	22,482
		2,769,693

Real Estate Management & Development - 0.5%
Altisource Portfolio Solutions SA (1)(2)	900	29,007
American Realty Investors, Inc. (1)(2)	174	2,944
Consolidated-Tomoka Land Co.	377	23,480
Cushman & Wakefield plc (1)	3,742	63,577
Essential Properties Realty Trust, Inc.	2,933	41,619
Forestar Group, Inc. (1)	995	21,094
FRP Holdings, Inc. (1)	588	36,515
Griffin Industrial Realty, Inc.	55	2,145
HFF, Inc., Class A	3,226	137,040
Kennedy-Wilson Holdings, Inc.	10,325	221,988
Marcus & Millichap, Inc. (1)	1,407	48,837
Maui Land & Pineapple Co., Inc. (1)	589	7,539
Newmark Group, Inc., Class A	1,962	21,955
RE / MAX Holdings, Inc., Class A	1,564	69,363
Redfin Corp. (1)(2)	6,174	115,454
RMR Group, Inc. (The), Class A	543	50,390
St. Joe Co. (The) (1)(2)	3,093	51,962

Stratus Properties, Inc. (1)	485	14,841
Tejon Ranch Co. (1)	1,572	34,128
Transcontinental Realty Investors, Inc. (1)	147	4,688
Trinity Place Holdings, Inc. (1)	1,859	11,321
		1,009,887

Road & Rail - 0.5%
ArcBest Corp.	2,213	107,441
Avis Budget Group, Inc. (1)	5,737	184,387
Covenant Transportation Group, Inc., Class A (1)	905	26,299
Daseke, Inc. (1)	2,780	22,296
Heartland Express, Inc. (2)	3,887	76,690
Hertz Global Holdings, Inc. (1)	4,156	67,867
Marten Transport Ltd.	3,366	70,854
PAM Transportation Services, Inc. (1)	187	12,172
Saia, Inc. (1)	2,126	162,533
Universal Truckload Services, Inc.	475	17,480
US Xpress Enterprises, Inc., Class A (1)	1,727	23,833
USA Truck, Inc. (1)	677	13,696
Werner Enterprises, Inc.	3,888	137,441
YRC Worldwide, Inc. (1)	2,802	25,162
		948,151

Semiconductors & Semiconductor Equipment - 2.3%
ACM Research, Inc., Class A (1)(2)	795	8,801
Adesto Technologies Corp. (1)(2)	1,702	10,127
Advanced Energy Industries, Inc. (1)	3,267	168,741
Alpha & Omega Semiconductor Ltd. (1)	1,700	19,771
Ambarella, Inc. (1)(2)	2,765	106,950
Amkor Technology, Inc. (1)	8,647	63,901
Aquantia Corp. (1)(2)	1,737	22,216
Axcelis Technologies, Inc. (1)	2,416	47,474
AXT, Inc. (1)(2)	3,267	23,359
Brooks Automation, Inc.	6,038	211,511
Cabot Microelectronics Corp.	2,186	225,530
CEVA, Inc. (1)	1,882	54,107
Cirrus Logic, Inc. (1)	5,235	202,071
Cohu, Inc.	2,352	59,035
Cree, Inc. (1)(2)	8,393	317,843
Diodes, Inc. (1)	3,290	109,524
Entegris, Inc.	11,839	342,739
FormFactor, Inc. (1)	5,937	81,634
Ichor Holdings Ltd. (1)(2)	2,126	43,413
Impinj, Inc. (1)(2)	1,581	39,240
Inphi Corp. (1)	3,689	140,108
Integrated Device Technology, Inc. (1)	10,667	501,456
Kopin Corp. (1)	6,180	14,956

Lattice Semiconductor Corp. (1)	10,361	82,888
MACOM Technology Solutions Holdings, Inc. (1)(2)	3,561	73,357
MaxLinear, Inc., Class A (1)(2)	5,283	105,026
Nanometrics, Inc. (1)	1,885	70,725
NeoPhotonics Corp. (1)	2,662	22,095
NVE Corp.	408	43,199
PDF Solutions, Inc. (1)(2)	2,083	18,809
Photronics, Inc. (1)	5,437	53,554
Power Integrations, Inc.	2,388	150,922
Rambus, Inc. (1)	8,885	96,935
Rudolph Technologies, Inc. (1)	2,742	67,042
Semtech Corp. (1)	5,395	299,962
Silicon Laboratories, Inc. (1)	3,581	328,736
SMART Global Holdings, Inc. (1)(2)	804	23,107
SunPower Corp. (1)	5,246	38,296
Synaptics, Inc. (1)	2,889	131,796
Ultra Clean Holdings, Inc. (1)(2)	3,194	40,085
Veeco Instruments, Inc. (1)	4,143	42,466
Xcerra Corp. (1)	4,282	61,104
Xperi Corp.	4,254	63,172
		4,627,783

Software - 5.0%
8x8, Inc. (1)	7,620	161,925
A10 Networks, Inc. (1)	3,806	23,140
ACI Worldwide, Inc. (1)	9,540	268,456
Agilysys, Inc. (1)	1,316	21,451
Alarm.com Holdings, Inc. (1)	2,570	147,518
Altair Engineering, Inc., Class A (1)	2,562	111,319
Alteryx, Inc., Class A (1)(2)	2,420	138,448
Amber Road, Inc. (1)	1,500	14,430
American Software, Inc., Class A	2,315	28,081
Appfolio, Inc., Class A (1)	1,254	98,314
Apptio, Inc., Class A (1)	2,790	103,118
Asure Software, Inc. (1)(2)	867	10,768
Avalara, Inc. (1)(2)	717	25,045
Avaya Holdings Corp. (1)	8,728	193,238
Benefitfocus, Inc. (1)(2)	1,655	66,945
Blackbaud, Inc.	4,058	411,806
Blackline, Inc. (1)	3,068	173,250
Bottomline Technologies (de), Inc. (1)	3,347	243,360
Box, Inc., Class A (1)(2)	9,876	236,135
Carbon Black, Inc. (1)(2)	864	18,300
ChannelAdvisor Corp. (1)	1,855	23,095
Cision Ltd. (1)	4,440	74,592
Cloudera, Inc. (1)(2)	8,271	145,983
Commvault Systems, Inc. (1)	3,343	234,010

Cornerstone OnDemand, Inc. (1)	4,572	259,461
Coupa Software, Inc. (1)(2)	4,409	348,752
Digimarc Corp. (1)(2)	751	23,619
Domo, Inc., Class B (1)(2)	662	14,200
Ebix, Inc.	2,069	163,761
eGain Corp. (1)	1,491	12,077
Ellie Mae, Inc. (1)	2,860	271,042
Envestnet, Inc. (1)	3,782	230,513
Everbridge, Inc. (1)(2)	2,192	126,347
Five9, Inc. (1)(2)	4,576	199,925
ForeScout Technologies, Inc. (1)	2,474	93,418
Fusion Connect, Inc. (1)(2)	1,892	4,862
Hortonworks, Inc. (1)	5,771	131,637
HubSpot, Inc. (1)	3,020	455,869
Imperva, Inc. (1)	2,940	136,563
Instructure, Inc. (1)(2)	2,633	93,208
j2 Global, Inc.	3,965	328,500
LivePerson, Inc. (1)	4,955	128,582
LiveRamp Holdings, Inc. (1)	6,468	319,584
Majesco (1)	457	3,450
MicroStrategy, Inc., Class A (1)	820	115,308
MINDBODY, Inc., Class A (1)(2)	3,578	145,446
Mitek Systems, Inc. (1)	2,294	16,173
MobileIron, Inc. (1)(2)	4,813	25,509
Model N, Inc. (1)	1,727	27,373
Monotype Imaging Holdings, Inc.	3,293	66,519
New Relic, Inc. (1)	3,723	350,818
OneSpan, Inc. (1)	2,265	43,148
Park City Group, Inc. (1)	855	8,636
Paylocity Holding Corp. (1)	2,402	192,929
Progress Software Corp.	3,776	133,255
PROS Holdings, Inc. (1)	2,550	89,301
Q2 Holdings, Inc. (1)	3,055	184,980
QAD, Inc., Class A	789	44,697
Qualys, Inc. (1)	2,757	245,649
Rapid7, Inc. (1)	3,132	115,633
Rimini Street, Inc. (1)(2)	770	4,859
SailPoint Technologies Holding, Inc. (1)	4,356	148,191
SecureWorks Corp., Class A (1)(2)	472	6,915
SendGrid, Inc. (1)	2,332	85,794
ShotSpotter, Inc. (1)(2)	604	37,019
SPS Commerce, Inc. (1)	1,431	142,012
Telaria, Inc. (1)	3,708	14,053
Telenav, Inc. (1)	2,354	11,888
Tenable Holdings, Inc. (1)(2)	1,037	40,319
TiVo Corp.	10,113	125,907
Trade Desk, Inc. (The), Class A (1)	2,697	407,004

Upland Software, Inc. (1)	1,374	44,394
Varonis Systems, Inc. (1)	2,331	170,746
Verint Systems, Inc. (1)	5,365	268,786
Veritone, Inc. (1)	767	8,000
VirnetX Holding Corp. (1)(2)	3,778	17,568
Workiva, Inc. (1)	2,180	86,110
Yext, Inc. (1)	6,973	165,260
Zix Corp. (1)	5,001	27,756
Zscaler, Inc. (1)(2)	1,357	55,338
		9,991,390

Specialty Retail - 3.0%
Aaron's, Inc.	5,748	313,036
Abercrombie & Fitch Co., Class A	5,673	119,814
America's Car-Mart, Inc. (1)	586	45,825
American Eagle Outfitters, Inc.	13,452	334,013
Asbury Automotive Group, Inc. (1)	1,586	109,037
Ascena Retail Group, Inc. (1)	14,943	68,290
At Home Group, Inc. (1)	3,637	114,675
Barnes & Noble Education, Inc. (1)	3,122	17,983
Barnes & Noble, Inc. (2)	4,926	28,571
Bed Bath & Beyond, Inc. (2)	11,250	168,750
Big 5 Sporting Goods Corp. (2)	1,497	7,635
Boot Barn Holdings, Inc. (1)	2,323	65,996
Buckle, Inc. (The) (2)	2,185	50,364
Caleres, Inc.	3,285	117,800
Camping World Holdings, Inc., Class A (2)	2,590	55,219
Carvana Co. (1)(2)	2,666	157,534
Cato Corp., (The), Class A	2,030	42,671
Chico's FAS, Inc.	11,271	97,720
Children's Place, Inc. (The) (2)	1,345	171,891
Citi Trends, Inc.	1,298	37,343
Conn's, Inc. (1)	1,614	57,055
Container Store Group, Inc. (The) (1)	1,542	17,116
DSW, Inc., Class A	5,812	196,911
Express, Inc. (1)	6,091	67,366
Five Below, Inc. (1)	4,537	590,082
Francesca's Holdings Corp. (1)	3,266	12,117
GameStop Corp., Class A (2)	8,361	127,672
Genesco, Inc. (1)	1,619	76,255
GNC Holdings, Inc., Class A (1)(2)	5,928	24,542
Group 1 Automotive, Inc.	1,644	106,696
Guess?, Inc.	4,778	107,983
Haverty Furniture Cos., Inc.	1,689	37,327
Hibbett Sports, Inc. (1)(2)	1,464	27,523
Hudson Ltd., Class A (1)	3,363	75,869
J. Jill, Inc. (1)	1,035	6,396

Kirkland's, Inc. (1)	1,302	13,137
Lithia Motors, Inc., Class A	2,051	167,485
Lumber Liquidators Holdings, Inc. (1)	2,470	38,260
MarineMax, Inc. (1)	2,047	43,499
Monro, Inc.	2,542	176,923
Murphy USA, Inc. (1)	2,484	212,283
National Vision Holdings, Inc. (1)	4,049	182,772
New York & Co., Inc. (1)	2,329	8,990
Office Depot, Inc.	47,945	153,903
Party City Holdco, Inc. (1)(2)	4,747	64,322
Pier 1 Imports, Inc. (2)	6,957	10,435
Rent-A-Center, Inc. (1)	3,698	53,177
RH (1)	1,608	210,664
Sally Beauty Holdings, Inc. (1)(2)	9,815	180,498
Shoe Carnival, Inc.	872	33,572
Signet Jewelers Ltd. (2)	4,900	323,057
Sleep Number Corp. (1)	2,927	107,655
Sonic Automotive, Inc., Class A	2,180	42,183
Sportsman's Warehouse Holdings, Inc. (1)	2,022	11,829
Tailored Brands, Inc. (2)	4,129	104,010
Tile Shop Holdings, Inc.	2,986	21,350
Tilly's, Inc., Class A	1,202	22,778
Winmark Corp.	223	37,018
Zumiez, Inc. (1)	1,698	44,742
		5,919,619

Technology Hardware, Storage & Peripherals - 0.3%
3D Systems Corp. (1)(2)	9,267	175,146
Avid Technology, Inc. (1)	2,494	14,789
Cray, Inc. (1)	3,150	67,725
Diebold Nixdorf, Inc. (2)	6,637	29,867
Eastman Kodak Co. (1)(2)	1,582	4,904
Electronics For Imaging, Inc. (1)	3,777	128,720
Immersion Corp. (1)	2,323	24,554
Stratasys Ltd. (1)	4,388	101,407
USA Technologies, Inc. (1)	4,133	29,758
		576,870

Textiles, Apparel & Luxury Goods - 0.8%
Crocs, Inc. (1)	5,941	126,484
Culp, Inc.	785	18,997
Deckers Outdoor Corp. (1)	2,425	287,557
Fossil Group, Inc. (1)(2)	3,623	84,343
G-III Apparel Group Ltd. (1)	3,714	178,978
Movado Group, Inc.	1,238	51,872
Oxford Industries, Inc.	1,446	130,429
Perry Ellis International, Inc. (1)	933	25,499

Rocky Brands, Inc.	588	16,640
Steven Madden Ltd.	4,882	258,258
Superior Group of Cos., Inc.	573	10,898
Unifi, Inc. (1)	1,199	33,968
Vera Bradley, Inc. (1)	1,814	27,682
Wolverine World Wide, Inc.	7,780	303,809
		1,555,414

Thrifts & Mortgage Finance - 2.0%
Axos Financial, Inc. (1)	4,828	166,035
BankFinancial Corp.	1,183	18,857
Beneficial Bancorp, Inc.	5,863	99,085
Bridgewater Bancshares, Inc. (1)	407	5,299
BSB Bancorp, Inc. (1)	625	20,375
Capitol Federal Financial, Inc.	11,014	140,318
Columbia Financial, Inc. (1)(2)	4,173	69,689
Dime Community Bancshares, Inc.	2,402	42,876
Entegra Financial Corp. (1)	555	14,735
ESSA Bancorp, Inc.	636	10,341
Essent Group Ltd. (1)	7,936	351,168
Federal Agricultural Mortgage Corp., Class C	669	48,288
First Defiance Financial Corp.	1,598	48,116
Flagstar Bancorp, Inc. (1)	2,412	75,906
FS Bancorp, Inc.	267	14,877
Greene County Bancorp, Inc.	235	7,544
Hingham Institution for Savings	102	22,421
Home Bancorp, Inc.	638	27,740
HomeStreet, Inc. (1)	2,092	55,438
Impac Mortgage Holdings, Inc. (1)(2)	665	4,981
Kearny Financial Corp.	7,950	110,107
LendingTree, Inc. (1)(2)	641	147,494
Luther Burbank Corp.	1,189	12,936
Malvern Bancorp, Inc. (1)	564	13,508
Merchants Bancorp	1,329	33,783
Meridian Bancorp, Inc.	3,759	63,903
Meta Financial Group, Inc.	787	65,046
MGIC Investment Corp. (1)	30,043	399,872
NMI Holdings, Inc., Class A (1)	5,225	118,346
Northfield Bancorp, Inc.	3,620	57,630
Northwest Bancshares, Inc.	8,299	143,739
OceanFirst Financial Corp.	3,925	106,838
Oconee Federal Financial Corp.	109	2,935
Ocwen Financial Corp. (1)	8,291	32,667
OP Bancorp (1)	999	11,588
Oritani Financial Corp.	3,473	54,005
PCSB Financial Corp.	1,589	32,320
PennyMac Financial Services, Inc., Class A	1,668	34,861

PHH Corp. (1)	2,773	30,475
Ponce de Leon Federal Bank (1)(2)	736	11,121
Provident Bancorp, Inc. (1)	344	9,959
Provident Financial Services, Inc.	5,275	129,501
Prudential Bancorp, Inc.	713	12,342
Radian Group, Inc.	17,627	364,350
Riverview Bancorp, Inc.	1,689	14,931
SI Financial Group, Inc.	867	12,138
Southern Missouri Bancorp, Inc.	455	16,958
Sterling Bancorp, Inc.	1,471	16,637
Territorial Bancorp, Inc.	665	19,651
Timberland Bancorp, Inc.	546	17,057
TrustCo Bank Corp.	7,825	66,513
United Community Financial Corp.	3,416	33,033
United Financial Bancorp, Inc.	4,442	74,759
Walker & Dunlop, Inc.	2,377	125,696
Washington Federal, Inc.	6,850	219,200
Waterstone Financial, Inc.	2,330	39,960
Western New England Bancorp, Inc.	2,115	22,842
WMIH Corp. (1)	25,979	36,111
WSFS Financial Corp.	2,446	115,329
		4,074,230

Tobacco - 0.2%
22nd Century Group, Inc. (1)	9,590	26,948
Pyxus International, Inc. (1)(2)	727	16,721
Turning Point Brands, Inc.	464	19,237
Universal Corp.	2,076	134,940
Vector Group Ltd. (2)	8,829	121,670
		319,516

Trading Companies & Distributors - 1.2%
Aircastle Ltd.	4,779	104,708
Applied Industrial Technologies, Inc.	3,236	253,217
Beacon Roofing Supply, Inc. (1)	5,665	205,016
BlueLinx Holdings, Inc. (1)(2)	888	27,963
BMC Stock Holdings, Inc. (1)	5,748	107,200
CAI International, Inc. (1)	1,481	33,870
DXP Enterprises, Inc. (1)	1,272	50,969
EnviroStar, Inc. (2)	308	11,997
Foundation Building Materials, Inc. (1)	1,140	14,216
GATX Corp.	3,138	271,719
General Finance Corp. (1)	827	13,191
GMS, Inc. (1)	2,747	63,730
H&E Equipment Services, Inc.	2,694	101,779
Herc Holdings, Inc. (1)	1,964	100,557
Kaman Corp.	2,318	154,796

Lawson Products, Inc. (1)	447	15,153
MRC Global, Inc. (1)	6,928	130,039
Nexeo Solutions, Inc. (1)(2)	2,306	28,249
NOW, Inc. (1)	9,243	152,972
Rush Enterprises, Inc., Class A	2,612	102,678
Rush Enterprises, Inc., Class B	513	20,464
SiteOne Landscape Supply, Inc. (1)(2)	3,289	247,793
Systemax, Inc.	1,000	32,940
Textainer Group Holdings Ltd. (1)	2,237	28,634
Titan Machinery, Inc. (1)	1,521	23,553
Triton International Ltd.	4,361	145,090
Veritiv Corp. (1)	1,008	36,691
Willis Lease Finance Corp. (1)	332	11,457
		2,490,641

Water Utilities - 0.4%
American States Water Co.	3,156	192,958
AquaVenture Holdings Ltd. (1)	599	10,824
Artesian Resources Corp., Class A	490	18,022
Cadiz, Inc. (1)	1,834	20,449
California Water Service Group	4,151	178,078
Connecticut Water Service, Inc.	1,008	69,925
Consolidated Water Co. Ltd.	1,137	15,747
Global Water Resources, Inc.	641	6,788
Middlesex Water Co.	1,246	60,331
Pure Cycle Corp. (1)	1,502	17,348
SJW Group	1,344	82,186
York Water Co. (The)	992	30,157
		702,813

Wireless Telecommunication Services - 0.2%
Boingo Wireless, Inc. (1)	3,250	113,425
Gogo, Inc. (1)(2)	5,004	25,971
NII Holdings, Inc. (1)(2)	7,539	44,178
Shenandoah Telecommunications Co.	4,079	158,061
Spok Holdings, Inc.	1,597	24,595
		366,230

Total Common Stocks (Cost $132,499,498)		189,001,604

EXCHANGE-TRADED FUNDS - 1.9%
iShares Russell 2000 ETF	22,000	3,708,100

Total Exchange-Traded Funds (Cost $3,306,019)		3,708,100

	PRINCIPAL AMOUNT ($)	VALUE ($)
U.S. TREASURY OBLIGATIONS - 0.5%
U.S. Treasury Bill, 0.00%, 7/18/19 (5)	1,000,000	980,344

Total U.S. Treasury Obligations (Cost $980,244)		980,344

	SHARES	VALUE ($)
RIGHTS - 0.0% (3)
Biotechnology - 0.0% (3)
Tobira Therapeutics, Inc. CVR (1)(4)(6)	690	9,480

Chemicals - 0.0% (3)
A Schulman, Inc. CVR (1)(4)(6)	2,260	4,317

Pharmaceuticals - 0.0% (3)
Omthera Pharmaceutical, Inc. CVR (1)(4)(6)	508	305

Total Rights (Cost $4,358)		14,102

SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 4.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.16%	9,385,579	9,385,579

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $9,385,579)		9,385,579

TOTAL INVESTMENTS (Cost $146,175,698) - 102.1%		203,089,729
Other assets and liabilities, net - (2.1%)		(4,120,925)
NET ASSETS - 100.0%		198,968,804

NOTES TO SCHEDULE OF INVESTMENTS
(1) Non-income producing security.
(2) All or a portion of this security was on loan at September 30, 2018. The aggregate market value of securities on loan at September 30, 2018 was $31,958,440 and the total market value of the collateral received by the Fund was $32,804,930, comprised of cash of $9,385,579 and U.S. Government and/or agencies securities of $23,419,351.

(3) Amount is less than 0.05%.
(4) For fair value measurement disclosure purposes, security is categorized as Level 3.
(5) Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.
(6) Restricted security. Total market value of restricted securities amounts to $14,102, which represents less than 0.05% of the net assets of the Fund as of September 30, 2018.

Abbreviations:
CVR:	Contingent Value Rights

FUTURES CONTRACTS	NUMBER OF CONTRACTS	EXPIRATION MONTH/YEAR	NOTIONAL AMOUNT	VALUE/NET UNREALIZED APPRECIATION (DEPRECIATION)
Long:
E-mini Russell 2000 Index	76	Dec-18	$6,463,040	($64,980)

RESTRICTED SECURITIES	ACQUISITION DATES	COST ($)
A Schulman, Inc. CVR	8/22/18	4,317
Omthera Pharmaceutical, Inc. CVR	7/19/13	—
Tobira Therapeutics, Inc. CVR	11/2/16	41

During the fiscal year to date ended September 30, 2018, the Fund used futures contracts to provide equity market exposure for uncommitted cash balances.

At September 30, 2018, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is equity price risk was $64,980.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of September 30, 2018, based on the inputs used to value them:

Assets	Level 1		Level 2	Level 3(1)	Total
Common Stocks	$189,001,604	(2)	$—	$—	$189,001,604
Exchange-Traded Funds	3,708,100		—	—	3,708,100
U.S. Treasury Obligations	—		980,344	—	980,344
Rights	—		—	14,102	14,102
Short Term Investment of Cash Collateral for Securities Loaned	9,385,579		—	—	9,385,579
Total Investments	$202,095,283		$980,344	$14,102	$203,089,729

Liabilities
Futures Contracts(3)	$(64,980)		$—	$—	$(64,980)

(1) None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2) The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
(3) The value listed reflects unrealized appreciation (depreciation) as shown in the Schedule of Investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended September 30, 2018 is not presented.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2018 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 99.2%
Australia - 6.7%
AGL Energy Ltd.	5,920	83,510
Alumina Ltd.	14,501	29,029
Amcor Ltd.	10,280	101,599
AMP Ltd.	27,547	63,502
APA Group	11,361	81,928
Aristocrat Leisure Ltd.	4,773	98,023
ASX Ltd.	1,623	74,653
Aurizon Holdings Ltd.	16,477	48,919
AusNet Services	27,031	31,751
Australia & New Zealand Banking Group Ltd.	25,508	519,258
Bank of Queensland Ltd.	3,884	30,921
Bendigo & Adelaide Bank Ltd.	4,706	36,548
BGP Holdings plc (1)(2)	77,172	-
BHP Billiton Ltd.	26,444	658,743
BlueScope Steel Ltd.	4,388	53,818
Boral Ltd.	10,917	54,495
Brambles Ltd.	14,024	110,447
Caltex Australia Ltd.	2,659	57,444
Challenger Ltd.	5,824	47,124
CIMIC Group Ltd.	1,008	37,412
Coca-Cola Amatil Ltd.	5,839	41,162
Cochlear Ltd.	583	84,533
Commonwealth Bank of Australia	15,572	803,727
Computershare Ltd.	3,586	51,643
Crown Resorts Ltd.	3,713	36,720
CSL Ltd.	4,043	587,445
Dexus	9,869	75,395
Domino's Pizza Enterprises Ltd. (3)	625	24,022
Flight Centre Travel Group Ltd. (3)	565	21,697
Fortescue Metals Group Ltd.	15,873	44,980
Goodman Group	14,771	110,806
GPT Group (The)	14,077	53,018
Harvey Norman Holdings Ltd. (3)	5,671	14,426
Healthscope Ltd.	17,690	26,835
Incitec Pivot Ltd.	17,202	49,460
Insurance Australia Group Ltd.	22,094	116,805
Lend Lease Group	5,044	71,665
Macquarie Group Ltd.	2,911	264,809
Medibank Pvt Ltd.	21,199	44,576
Mirvac Group	28,589	49,831
National Australia Bank Ltd.	23,635	474,497
Newcrest Mining Ltd.	7,105	99,770
Oil Search Ltd.	12,475	81,486
Orica Ltd.	4,087	50,273

Origin Energy Ltd. (2)	14,640	87,264
QBE Insurance Group Ltd.	9,679	77,745
Ramsay Health Care Ltd.	1,442	57,211
REA Group Ltd.	537	33,317
Rio Tinto Ltd.	3,617	205,708
Santos Ltd.	13,517	70,967
Scentre Group	45,895	131,891
Seek Ltd. (3)	3,336	49,950
Sonic Healthcare Ltd.	4,020	72,330
South32 Ltd.	48,353	135,887
Stockland	19,317	58,027
Suncorp Group Ltd.	11,669	121,923
Sydney Airport	11,138	55,439
TABCORP Holdings Ltd.	15,814	55,638
Telstra Corp. Ltd.	37,215	85,739
TPG Telecom Ltd. (3)	3,460	21,343
Transurban Group	20,409	165,401
Treasury Wine Estates Ltd.	6,449	81,399
Vicinity Centres	25,959	49,251
Wesfarmers Ltd.	10,212	367,726
Westpac Banking Corp.	30,242	608,187
Woodside Petroleum Ltd.	7,674	214,080
Woolworths Group Ltd.	10,629	215,575
		8,520,703

Austria - 0.2%
Andritz AG	510	29,746
Erste Group Bank AG	2,738	113,673
OMV AG	1,501	84,205
Raiffeisen Bank International AG	1,194	34,365
Voestalpine AG	1,159	52,943
		314,932

Belgium - 1.0%
Ageas	1,514	81,391
Anheuser-Busch InBev SA/NV	6,782	593,666
Colruyt SA	686	38,822
Groupe Bruxelles Lambert SA	572	59,959
KBC Groep NV	2,172	161,507
Proximus	1,550	37,026
Solvay SA	647	86,733
Telenet Group Holding NV (2)	537	29,588
UCB SA	1,084	97,413
Umicore SA	1,940	108,365
		1,294,470

China - 0.0% (4)
Minth Group Ltd.	6,000	24,684

Denmark - 1.7%
AP Moller - Maersk A/S, Class A	38	49,816

AP Moller - Maersk A/S, Class B	44	61,814
Carlsberg A/S, Class B	953	114,289
Chr Hansen Holding A/S	842	85,367
Coloplast A/S, Class B	1,084	110,737
Danske Bank A/S	6,396	167,655
DSV A/S	1,748	158,842
Genmab A/S (2)	505	79,321
H Lundbeck A/S	411	25,370
ISS A/S	1,703	59,832
Novo Nordisk A/S, Class B	15,514	730,167
Novozymes A/S, Class B	2,037	111,726
Orsted A/S (5)	1,584	107,638
Pandora A/S	992	61,873
Tryg A/S	1,180	29,383
Vestas Wind Systems A/S	1,796	121,331
William Demant Holding A/S (2)	1,220	45,797
		2,120,958

Finland - 1.0%
Elisa Oyj	1,450	61,472
Fortum Oyj	3,869	96,962
Kone Oyj, Class B	2,681	143,108
Metso Oyj	1,149	40,666
Neste Oyj	1,105	91,080
Nokia Oyj	48,318	268,637
Nokian Renkaat Oyj	1,167	47,767
Orion Oyj, Class B	1,045	39,550
Sampo Oyj, Class A	3,659	189,350
Stora Enso Oyj, Class R	4,859	92,788
UPM-Kymmene Oyj	4,904	192,330
Wartsila Oyj Abp	3,830	74,531
		1,338,241

France - 10.3%
Accor SA	1,534	78,804
Aeroports de Paris	234	52,685
Air Liquide SA	3,829	502,833
Alstom SA	946	42,313
Amundi SA (5)	600	44,933
Arkema SA	578	71,631
Atos SE	785	93,405
AXA SA	17,356	465,066
BioMerieux	321	26,794
BNP Paribas SA	10,367	634,840
Bollore SA	8,863	38,283
Bouygues SA	2,111	91,323
Bureau Veritas SA	2,318	59,856
Capgemini SE	1,472	185,321
Carrefour SA	4,175	80,022
Casino Guichard-Perrachon SA (3)	619	26,052

Cie de Saint-Gobain	4,545	195,894
Cie Generale des Etablissements Michelin SCA	1,561	186,314
CNP Assurances	1,750	42,185
Covivio	345	36,024
Credit Agricole SA	10,461	150,377
Danone SA	5,408	420,284
Dassault Aviation SA	9	16,656
Dassault Systemes SE	1,153	172,532
Edenred	2,118	80,712
Eiffage SA	600	67,026
Electricite de France SA	4,006	70,453
Engie SA	13,436	197,808
Essilor International Cie Generale d'Optique SA	1,814	268,508
Eurazeo SE	454	35,748
Eutelsat Communications SA	1,779	42,030
Faurecia SA	412	24,778
Gecina SA	419	70,013
Getlink	3,977	50,806
Hermes International	241	159,668
Icade SA	224	20,705
Iliad SA (3)	269	35,138
Imerys SA	365	26,953
Ingenico Group	559	42,501
Ipsen SA	305	51,348
JC Decaux SA	757	27,701
Kering SA	680	364,721
Klepierre SA	1,998	70,998
L'Oreal SA	2,126	512,551
Legrand SA	2,437	177,697
LVMH Moet Hennessy Louis Vuitton SE	2,478	875,653
Natixis SA	7,719	52,419
Orange SA	19,240	306,140
Pernod-Ricard SA	1,915	314,075
Peugeot SA	4,946	133,422
Publicis Groupe SA	1,322	78,950
Remy Cointreau SA	223	29,084
Renault SA	1,759	152,157
Rexel SA	3,081	46,278
Safran SA	3,002	420,352
Sanofi SA	10,104	902,764
Schneider Electric SE	5,031	403,974
SCOR SE	1,419	65,787
SEB SA	175	29,765
Societe BIC SA	293	26,833
Societe Generale SA	6,891	295,902
Sodexo SA	778	82,504
Suez	3,330	47,369
Teleperformance	379	71,500
Thales SA	954	135,545
Total SA	21,692	1,410,430

Ubisoft Entertainment SA (2)	765	82,605
Unibail-Rodamco-Westfield	1,323	266,514
Valeo SA	2,186	94,656
Veolia Environnement SA	4,212	84,049
Vinci SA	4,541	432,030
Vivendi SA	9,402	241,792
Wendel SA	198	29,502
		13,224,341

Germany - 9.3%
1&1 Drillisch AG	500	24,306
adidas AG	1,688	412,816
Allianz SE	3,977	885,148
Axel Springer SE	440	29,581
BASF SE	8,199	727,523
Bayer AG	7,834	694,881
Bayerische Motoren Werke AG	2,983	268,741
Bayerische Motoren Werke AG, PFC Shares	555	43,529
Beiersdorf AG	943	106,298
Brenntag AG	1,412	87,080
Commerzbank AG (2)	9,705	100,834
Continental AG	995	172,876
Covestro AG (5)	1,407	113,893
Daimler AG	7,922	499,262
Delivery Hero SE (2)(5)	811	38,943
Deutsche Bank AG	17,320	197,270
Deutsche Boerse AG	1,754	234,522
Deutsche Lufthansa AG	2,376	58,316
Deutsche Post AG	9,057	322,016
Deutsche Telekom AG	29,779	479,401
Deutsche Wohnen SE	3,115	149,619
E.ON SE	16,285	165,712
Evonik Industries AG	1,650	59,012
Fraport AG Frankfurt Airport Services Worldwide	424	37,432
Fresenius Medical Care AG & Co. KGaA	1,903	195,521
Fresenius SE & Co. KGaA	3,759	275,648
Fuchs Petrolub SE, PFC Shares	708	39,508
GEA Group AG	1,575	56,061
Hannover Rueck SE	541	76,361
HeidelbergCement AG	1,352	105,602
Henkel AG & Co. KGaA	931	98,768
Henkel AG & Co. KGaA, PFC Shares	1,492	174,938
Hochtief AG	211	34,979
Hugo Boss AG	558	42,930
Infineon Technologies AG	11,462	260,828
Innogy SE (5)	1,405	62,752
K&S AG	1,937	40,621
KION Group AG	300	18,420
Lanxess AG	810	59,250
Linde AG	1,526	360,376

MAN SE	234	25,438
Merck KGAA	1,141	117,889
METRO AG	1,662	26,032
MTU Aero Engines AG	347	78,172
Muenchener Rueckversicherungs-Gesellschaft AG	1,354	299,080
OSRAM Licht AG	907	36,014
Porsche Automobil Holding SE, PFC Shares	1,254	84,416
ProSiebenSat.1 Media SE	1,987	51,479
Puma SE	56	27,631
RTL Group SA	344	24,536
RWE AG	4,589	113,300
SAP SE	8,724	1,072,734
Sartorius AG, PFC Shares	314	50,897
Schaeffler AG, PFC Shares	1,692	21,582
Siemens AG	6,796	868,961
Siemens Healthineers AG (2)(5)	1,608	70,650
Symrise AG	1,151	104,947
Telefonica Deutschland Holding AG (5)	7,582	32,029
ThyssenKrupp AG	3,750	94,599
TUI AG	4,204	80,644
Uniper SE	996	30,661
United Internet AG	1,054	49,833
Volkswagen AG	330	57,379
Volkswagen AG, PFC Shares	1,662	291,868
Vonovia SE	4,410	215,685
Wirecard AG	921	199,258
Zalando SE (2)(5)	881	34,234
		11,971,522

Hong Kong - 3.5%
AIA Group Ltd.	107,166	955,590
ASM Pacific Technology Ltd.	3,274	33,456
Bank of East Asia Ltd. (The)	7,110	26,460
BOC Hong Kong Holdings Ltd.	33,956	161,166
CK Asset Holdings Ltd.	23,066	172,907
CK Hutchison Holdings Ltd.	21,847	251,475
CK Infrastructure Holdings Ltd.	6,756	53,467
CLP Holdings Ltd.	14,122	165,379
Dairy Farm International Holdings Ltd.	3,000	26,992
Galaxy Entertainment Group Ltd.	21,913	138,426
Hang Lung Group Ltd.	8,939	23,807
Hang Lung Properties Ltd.	13,000	25,360
Hang Seng Bank Ltd.	6,440	174,743
Henderson Land Development Co. Ltd.	13,460	67,597
HK Electric Investments & HK Electric Investments Ltd. (3)	27,027	27,290
HKT Trust & HKT Ltd.	27,020	37,154
Hong Kong & China Gas Co. Ltd.	85,750	169,961
Hong Kong Exchanges & Clearing Ltd.	10,306	294,490
Hongkong Land Holdings Ltd.	9,294	61,557
Hysan Development Co. Ltd.	6,398	32,310

Jardine Matheson Holdings Ltd.	2,019	126,666
Jardine Strategic Holdings Ltd.	2,100	76,218
Kerry Properties Ltd.	6,621	22,482
Li & Fung Ltd.	70,000	15,680
Link	18,689	184,011
Melco Resorts & Entertainment, Ltd. ADR	1,940	41,031
MGM China Holdings Ltd.	9,686	15,292
MTR Corp. Ltd.	11,981	63,007
New World Development Co. Ltd.	57,431	78,004
NWS Holdings Ltd.	15,628	30,891
PCCW Ltd.	42,738	24,901
Power Assets Holdings Ltd.	11,042	76,752
Sands China Ltd.	19,483	87,742
Shangri-La Asia Ltd.	12,775	18,908
Sino Land Co. Ltd.	31,433	53,851
SJM Holdings Ltd.	21,000	19,349
Sun Hung Kai Properties Ltd.	12,652	183,608
Swire Pacific Ltd., Class A	4,537	49,687
Swire Properties Ltd.	11,929	45,234
Techtronic Industries Co. Ltd.	12,025	76,704
WH Group Ltd. (5)	81,549	57,252
Wharf Holdings Ltd. (The)	8,906	24,248
Wharf Real Estate Investment Co. Ltd.	11,905	76,699
Wheelock & Co. Ltd.	6,286	37,792
Wynn Macau Ltd.	15,891	36,495
Yue Yuen Industrial Holdings Ltd.	7,565	21,031
		4,443,122

Ireland - 1.2%
AIB Group plc	8,000	40,889
Bank of Ireland Group plc	7,679	58,721
CRH plc	7,474	244,507
DCC plc	788	71,473
Experian plc	8,558	219,599
James Hardie Industries plc CDI	3,691	55,909
Kerry Group plc, Class A	1,467	162,235
Paddy Power Betfair plc	656	55,928
Ryanair Holdings plc (2)	1,686	25,730
Shire plc	8,134	491,423
Smurfit Kappa Group plc	1,686	66,727
		1,493,141

Israel - 0.5%
Azrieli Group Ltd.	432	22,066
Bank Hapoalim BM	9,511	69,645
Bank Leumi Le-Israel BM	13,251	87,329
Bezeq The Israeli Telecommunication Corp. Ltd.	21,147	24,338
Check Point Software Technologies Ltd. (2)	1,150	135,321
Elbit Systems Ltd.	200	25,413
Frutarom Industries Ltd.	288	29,881

Israel Chemicals Ltd.	5,940	36,027
Mizrahi Tefahot Bank Ltd.	1,418	24,832
Nice Ltd. (2)	610	69,481
Teva Pharmaceutical Industries Ltd. (2)	1,081	23,874
Teva Pharmaceutical Industries Ltd. ADR (2)	6,856	147,678
		695,885

Italy - 1.9%
Assicurazioni Generali SpA	9,213	158,646
Atlantia SpA	4,209	87,323
Davide Campari-Milano SpA	2,900	24,696
Enel SpA	72,788	372,058
Eni SpA	21,945	413,654
Ferrari NV	1,129	155,075
Intesa Sanpaolo SpA	130,530	332,582
Leonardo SpA	4,126	49,591
Luxottica Group SpA	1,485	100,643
Mediobanca Banca di Credito Finanziario SpA	5,772	57,442
Moncler SpA	1,356	58,345
Pirelli & C SpA (2)(5)	2,992	25,069
Poste Italiane SpA (5)	5,326	42,482
Prysmian SpA	1,988	46,157
Recordati SpA	1,418	47,948
Snam SpA	21,569	89,694
Telecom Italia SpA (2)	103,232	62,402
Telecom Italia SpA, PFC Shares	61,458	32,969
Terna Rete Elettrica Nazionale SpA	12,851	68,649
UniCredit SpA	16,810	252,229
		2,477,654

Japan - 24.4%
ABC-Mart, Inc.	336	18,691
Acom Co. Ltd. (3)	4,068	16,401
AEON Co. Ltd.	5,767	138,958
AEON Financial Service Co. Ltd. (3)	1,135	23,507
AEON Mall Co. Ltd.	1,161	19,932
AGC, Inc.	1,656	68,728
Air Water, Inc.	1,519	27,877
Aisin Seiki Co. Ltd.	1,652	80,484
Ajinomoto Co., Inc.	4,199	72,130
Alfresa Holdings Corp.	1,916	51,322
Alps Electric Co. Ltd.	1,919	48,786
Amada Holdings Co. Ltd.	2,469	26,361
ANA Holdings, Inc.	883	30,847
Aozora Bank Ltd.	906	32,359
Asahi Group Holdings Ltd.	3,315	143,829
Asahi Kasei Corp.	11,670	176,942
Asics Corp.	1,631	24,324
Astellas Pharma, Inc.	17,401	303,873
Bandai Namco Holdings, Inc.	1,737	67,484

Bank of Kyoto Ltd. (The)	618	32,258
Benesse Holdings, Inc.	678	19,306
Bridgestone Corp.	5,684	214,818
Brother Industries Ltd.	1,905	37,615
Calbee, Inc. (3)	818	26,934
Canon, Inc.	8,100	256,847
Casio Computer Co. Ltd. (3)	1,531	25,025
Central Japan Railway Co.	1,259	262,121
Chiba Bank Ltd. (The)	5,241	35,794
Chubu Electric Power Co., Inc.	5,669	85,874
Chugai Pharmaceutical Co. Ltd.	1,982	127,410
Chugoku Electric Power Co., Inc. (The) (3)	2,837	36,458
Coca-Cola Bottlers Japan Holdings, Inc. (3)	1,200	32,117
Concordia Financial Group Ltd.	9,831	48,187
Credit Saison Co. Ltd.	1,512	24,660
CyberAgent, Inc.	600	31,930
CYBERDYNE, Inc. (2)(3)	1,000	7,895
Dai Nippon Printing Co. Ltd.	2,105	48,974
Dai-ichi Life Holdings, Inc.	9,813	204,555
Daicel Corp.	2,854	33,152
Daifuku Co. Ltd.	400	20,386
Daiichi Sankyo Co. Ltd.	5,200	225,409
Daikin Industries Ltd.	2,273	302,544
Daito Trust Construction Co. Ltd.	616	79,381
Daiwa House Industry Co. Ltd.	5,132	152,081
Daiwa House REIT Investment Corp. (3)	11	25,153
Daiwa Securities Group, Inc.	14,525	88,337
DeNA Co., Ltd.	1,400	24,721
Denso Corp.	4,022	212,474
Dentsu, Inc.	1,905	88,472
Disco Corp.	200	33,493
Don Quijote Holdings Co. Ltd.	909	45,999
East Japan Railway Co.	2,950	274,023
Eisai Co. Ltd.	2,251	219,286
Electric Power Development Co. Ltd.	1,493	41,326
FamilyMart UNY Holdings Co. Ltd.	633	65,960
FANUC Corp.	1,662	312,677
Fast Retailing Co. Ltd.	536	271,537
Fuji Electric Co. Ltd.	1,142	45,729
FUJIFILM Holdings Corp.	3,627	163,176
Fujitsu Ltd.	1,652	117,716
Fukuoka Financial Group, Inc.	1,578	43,390
Hakuhodo DY Holdings, Inc.	2,178	38,253
Hamamatsu Photonics KK	1,451	57,788
Hankyu Hanshin Holdings, Inc.	2,062	73,126
Hikari Tsushin, Inc.	219	43,282
Hino Motors Ltd.	2,636	28,864
Hirose Electric Co. Ltd. (3)	342	37,357
Hisamitsu Pharmaceutical Co., Inc.	630	48,316
Hitachi Chemical Co. Ltd. (3)	1,062	21,611

Hitachi Construction Machinery Co. Ltd. (3)	1,096	36,642
Hitachi High-Technologies Corp.	702	24,239
Hitachi Ltd.	8,785	298,610
Hitachi Metals Ltd.	2,186	27,069
Honda Motor Co. Ltd.	13,901	418,646
Hoshizaki Corp.	316	32,707
HOYA Corp.	3,523	209,234
Hulic Co. Ltd.	3,040	29,831
Idemitsu Kosan Co. Ltd.	897	47,491
IHI Corp.	1,298	49,176
Iida Group Holdings Co. Ltd. (3)	1,500	26,659
INPEX Corp.	8,491	106,091
Isetan Mitsukoshi Holdings Ltd. (3)	3,424	42,036
Isuzu Motors Ltd.	5,055	79,690
ITOCHU Corp. (3)	13,048	238,819
J Front Retailing Co. Ltd.	2,460	38,153
Japan Airlines Co. Ltd.	820	29,473
Japan Airport Terminal Co. Ltd.	400	18,196
Japan Exchange Group, Inc.	4,518	78,700
Japan Post Bank Co. Ltd.	2,200	25,996
Japan Post Holdings Co. Ltd.	11,700	139,244
Japan Prime Realty Investment Corp.	8	28,523
Japan Real Estate Investment Corp.	10	52,438
Japan Retail Fund Investment Corp.	20	36,296
Japan Tobacco, Inc.	8,834	230,685
JFE Holdings, Inc.	4,625	106,097
JGC Corp. (3)	2,113	48,453
JSR Corp.	1,959	36,572
JTEKT Corp.	2,275	33,305
JXTG Holdings, Inc.	26,738	202,241
Kajima Corp.	3,582	52,077
Kakaku.com, Inc.	1,455	28,428
Kamigumi Co. Ltd.	1,188	26,187
Kaneka Corp.	571	26,369
Kansai Electric Power Co., Inc. (The)	6,078	91,741
Kansai Paint Co. Ltd. (3)	1,523	28,069
Kao Corp.	4,501	363,581
Kawasaki Heavy Industries Ltd.	1,447	40,810
KDDI Corp.	16,267	448,753
Keihan Holdings Co. Ltd.	838	32,003
Keikyu Corp. (3)	2,389	43,542
Keio Corp.	979	53,584
Keisei Electric Railway Co. Ltd.	1,406	49,488
Keyence Corp.	890	516,989
Kikkoman Corp.	1,501	89,395
Kintetsu Group Holdings Co. Ltd.	1,546	62,175
Kirin Holdings Co. Ltd.	7,326	187,897
Kobayashi Pharmaceutical Co. Ltd.	400	29,448
Kobe Steel Ltd.	3,157	28,056
Koito Manufacturing Co. Ltd.	947	62,186

Komatsu Ltd.	8,346	253,976
Konami Holdings Corp.	951	37,238
Konica Minolta, Inc.	4,612	49,081
Kose Corp. (3)	308	58,688
Kubota Corp.	9,011	153,089
Kuraray Co. Ltd.	2,718	40,861
Kurita Water Industries Ltd.	1,032	30,065
Kyocera Corp.	2,948	176,944
Kyowa Hakko Kirin Co. Ltd.	2,644	49,613
Kyushu Electric Power Co., Inc. (3)	3,051	36,877
Kyushu Railway Co.	900	27,401
Lawson, Inc.	500	30,451
LINE Corp. (2)(3)	439	18,495
Lion Corp.	1,722	38,245
LIXIL Group Corp.	2,113	40,685
M3, Inc.	3,958	89,761
Mabuchi Motor Co. Ltd.	499	20,129
Makita Corp.	1,948	97,548
Marubeni Corp.	14,833	135,657
Marui Group Co. Ltd. (3)	2,130	52,555
Maruichi Steel Tube Ltd. (3)	575	18,752
Mazda Motor Corp. (3)	4,510	54,210
McDonald’s Holdings Company (Japan), Ltd.	677	29,731
Mebuki Financial Group, Inc.	9,500	32,871
Medipal Holdings Corp.	1,745	36,456
MEIJI Holdings Co. Ltd.	967	64,994
MinebeaMitsumi, Inc.	3,459	62,697
MISUMI Group, Inc.	2,280	58,994
Mitsubishi Chemical Holdings Corp.	11,222	107,401
Mitsubishi Corp.	11,890	366,244
Mitsubishi Electric Corp.	16,660	228,231
Mitsubishi Estate Co. Ltd.	9,268	157,371
Mitsubishi Gas Chemical Co., Inc.	1,148	24,439
Mitsubishi Heavy Industries Ltd.	2,244	86,657
Mitsubishi Materials Corp.	1,000	29,877
Mitsubishi Motors Corp.	3,200	22,606
Mitsubishi Tanabe Pharma Corp.	1,789	29,942
Mitsubishi UFJ Financial Group, Inc.	106,076	659,017
Mitsubishi UFJ Lease & Finance Co. Ltd.	4,566	26,873
Mitsui & Co. Ltd.	15,475	275,001
Mitsui Chemicals, Inc.	1,475	36,883
Mitsui Fudosan Co. Ltd.	6,031	142,638
Mitsui OSK Lines Ltd. (3)	1,100	32,099
Mizuho Financial Group, Inc.	208,814	363,921
MS&AD Insurance Group Holdings, Inc.	4,228	141,232
Murata Manufacturing Co. Ltd.	1,438	220,957
Nabtesco Corp.	1,148	30,523
Nagoya Railroad Co. Ltd.	1,275	31,574
NEC Corp.	1,755	48,497
Nexon Co. Ltd. (2)	3,550	46,404

NGK Insulators Ltd.	1,971	32,491
NGK Spark Plug Co. Ltd.	1,223	35,650
NH Foods Ltd.	883	32,620
Nidec Corp.	2,014	289,605
Nikon Corp. (3)	2,874	54,006
Nintendo Co. Ltd.	1,021	371,474
Nippon Building Fund, Inc.	12	69,387
Nippon Electric Glass Co. Ltd.	900	28,292
Nippon Express Co. Ltd.	576	37,828
Nippon Paint Holdings Co. Ltd.	1,458	54,421
Nippon Prologis REIT, Inc.	10	19,809
Nippon Steel & Sumitomo Metal Corp.	3,675	77,736
Nippon Telegraph & Telephone Corp.	5,902	266,359
Nippon Yusen KK (3)	1,300	24,447
Nissan Chemical Corp.	1,247	65,867
Nissan Motor Co. Ltd. (3)	18,443	172,581
Nisshin Seifun Group, Inc.	1,417	31,076
Nissin Foods Holdings Co. Ltd.	498	34,256
Nitori Holdings Co. Ltd.	716	102,607
Nitto Denko Corp.	1,470	110,213
NOK Corp.	970	16,650
Nomura Holdings, Inc.	31,557	150,510
Nomura Real Estate Holdings, Inc.	1,270	25,619
Nomura Real Estate Master Fund, Inc.	29	39,646
Nomura Research Institute Ltd.	1,000	50,498
NSK Ltd.	3,396	38,926
NTT Data Corp.	6,430	89,012
NTT DoCoMo, Inc.	11,724	315,112
Obayashi Corp.	5,320	50,387
Obic Co. Ltd.	660	62,424
Odakyu Electric Railway Co. Ltd. (3)	2,305	54,529
Oji Holdings Corp.	8,273	60,078
Olympus Corp.	1,969	76,832
Omron Corp.	1,663	70,275
Ono Pharmaceutical Co. Ltd.	3,505	99,214
Oracle Corp. Japan	389	31,343
Oriental Land Co. Ltd.	1,824	190,708
ORIX Corp. (3)	12,102	195,951
Osaka Gas Co. Ltd.	3,123	60,982
Otsuka Corp.	1,064	39,687
Otsuka Holdings Co. Ltd.	3,552	179,160
Panasonic Corp.	19,947	231,210
Park24 Co. Ltd.	1,041	31,463
Persol Holdings Co. Ltd.	1,200	28,165
Pola Orbis Holdings, Inc.	932	34,040
Rakuten, Inc. (3)	5,200	39,837
Recruit Holdings Co. Ltd.	10,057	335,918
Renesas Electronics Corp. (2)	4,000	25,044
Resona Holdings, Inc.	19,311	108,421
Ricoh Co. Ltd. (3)	5,835	62,695

Rinnai Corp.	346	26,378
Rohm Co. Ltd.	907	66,356
Ryohin Keikaku Co. Ltd.	243	72,229
Sankyo Co. Ltd.	600	23,472
Santen Pharmaceutical Co. Ltd.	2,900	45,982
SBI Holdings, Inc.	1,575	48,887
Secom Co. Ltd.	1,648	134,298
Sega Sammy Holdings, Inc.	1,500	22,118
Seibu Holdings, Inc.	1,400	25,171
Seiko Epson Corp. (3)	2,252	38,418
Sekisui Chemical Co. Ltd.	3,264	60,192
Sekisui House Ltd.	4,350	66,334
Seven & I Holdings Co. Ltd.	6,826	304,337
Seven Bank Ltd. (3)	6,071	19,174
SG Holdings Co. Ltd. (3)	1,400	36,677
Sharp Corp.	1,524	30,967
Shimadzu Corp.	2,014	63,114
Shimamura Co. Ltd.	225	21,343
Shimano, Inc.	650	104,812
Shimizu Corp.	5,627	51,376
Shin-Etsu Chemical Co. Ltd.	3,335	294,841
Shinsei Bank Ltd.	1,822	29,766
Shionogi & Co. Ltd.	2,421	158,260
Shiseido Co. Ltd.	3,474	269,054
Shizuoka Bank Ltd. (The)	3,925	35,222
Showa Denko KK	600	33,096
Showa Shell Sekiyu KK	1,921	40,750
SMC Corp.	479	153,314
SoftBank Group Corp.	6,992	698,498
Sohgo Security Services Co. Ltd.	728	31,989
Sompo Holdings, Inc.	2,899	123,523
Sony Corp.	11,280	685,685
Sony Financial Holdings, Inc.	1,774	39,120
Stanley Electric Co. Ltd.	1,134	38,769
Start Today Co. Ltd.	1,807	54,661
Subaru Corp. (3)	4,928	151,064
Sumco Corp. (3)	1,000	14,568
Sumitomo Chemical Co. Ltd.	13,034	76,279
Sumitomo Corp.	10,225	170,402
Sumitomo Dainippon Pharma Co. Ltd. (3)	1,622	37,252
Sumitomo Electric Industries Ltd.	6,690	104,977
Sumitomo Heavy Industries Ltd.	1,127	40,224
Sumitomo Metal Mining Co. Ltd. (3)	2,120	74,336
Sumitomo Mitsui Financial Group, Inc.	11,997	482,806
Sumitomo Mitsui Trust Holdings, Inc.	2,582	106,240
Sumitomo Realty & Development Co. Ltd.	2,468	88,538
Sumitomo Rubber Industries Ltd. (3)	1,700	25,528
Sundrug Co. Ltd.	700	24,978
Suntory Beverage & Food Ltd.	1,117	47,323
Suzuken Co. Ltd.	500	23,725

Suzuki Motor Corp.	2,978	170,673
Sysmex Corp.	1,393	120,123
T&D Holdings, Inc.	5,006	82,672
Taiheiyo Cement Corp.	1,231	38,608
Taisei Corp.	1,849	84,284
Taisho Pharmaceutical Holdings Co. Ltd.	167	20,430
Taiyo Nippon Sanso Corp.	1,324	19,815
Takashimaya Co. Ltd.	1,540	26,010
Takeda Pharmaceutical Co. Ltd. (3)	6,400	273,651
TDK Corp.	1,255	136,744
Teijin Ltd.	1,307	25,067
Terumo Corp.	2,659	157,370
THK Co. Ltd.	1,228	31,248
Tobu Railway Co. Ltd.	1,973	58,331
Toho Co. Ltd.	1,156	36,308
Toho Gas Co. Ltd.	772	29,372
Tohoku Electric Power Co., Inc.	3,514	47,796
Tokio Marine Holdings, Inc.	6,100	302,826
Tokyo Century Corp.	500	31,055
Tokyo Electric Power Co. Holdings, Inc. (2)	11,600	57,003
Tokyo Electron Ltd. (3)	1,488	205,077
Tokyo Gas Co. Ltd.	3,362	82,699
Tokyo Tatemono Co. Ltd.	2,101	25,624
Tokyu Corp.	2,784	50,909
Tokyu Fudosan Holdings Corp.	5,227	36,416
Toppan Printing Co. Ltd.	2,674	42,931
Toray Industries, Inc.	11,862	89,001
Toshiba Corp. (2)	4,575	132,204
Tosoh Corp.	1,600	24,643
TOTO Ltd. (3)	1,143	47,405
Toyo Seikan Group Holdings Ltd.	1,665	34,550
Toyo Suisan Kaisha Ltd.	904	35,095
Toyoda Gosei Co. Ltd.	662	16,349
Toyota Industries Corp.	1,361	80,554
Toyota Motor Corp.	20,630	1,285,306
Toyota Tsusho Corp.	1,765	66,641
Trend Micro, Inc.	1,144	73,586
Tsuruha Holdings, Inc.	372	45,789
Unicharm Corp.	3,314	109,646
United Urban Investment Corp.	22	34,573
USS Co. Ltd.	2,235	41,490
West Japan Railway Co.	1,478	103,031
Yahoo Japan Corp.	10,817	38,845
Yakult Honsha Co. Ltd.	896	73,481
Yamada Denki Co. Ltd. (3)	6,405	32,405
Yamaguchi Financial Group, Inc. (3)	2,021	22,021
Yamaha Corp.	1,409	74,660
Yamaha Motor Co. Ltd.	2,354	66,013
Yamato Holdings Co. Ltd. (3)	2,964	91,007
Yamazaki Baking Co. Ltd.	1,347	26,983

Yaskawa Electric Corp. (3)	2,183	64,838
Yokogawa Electric Corp.	2,328	49,244
Yokohama Rubber Co. Ltd. (The)	1,123	24,205
		31,201,264

Luxembourg - 0.3%
ArcelorMittal	5,939	184,384
Eurofins Scientific SE	110	62,582
Millicom International Cellular SA SDR	674	38,655
SES SA FDR	3,178	69,711
Tenaris SA	4,814	80,622
		435,954

Netherlands - 6.2%
ABN AMRO Group NV (5)	2,854	77,726
Aegon NV	16,563	107,503
AerCap Holdings NV (2)	1,228	70,635
Airbus SE	5,180	650,311
Akzo Nobel NV	2,298	214,963
ASML Holding NV	3,587	673,476
CNH Industrial NV	9,151	109,816
EXOR NV	898	59,915
Fiat Chrysler Automobiles NV (2)	9,199	160,881
Heineken Holding NV	1,027	93,125
Heineken NV	2,142	201,028
ING Groep NV	33,790	438,564
Koninklijke Ahold Delhaize NV	11,589	265,881
Koninklijke DSM NV	1,668	176,663
Koninklijke KPN NV	27,289	71,989
Koninklijke Philips NV	8,460	385,619
Koninklijke Vopak NV	716	35,275
NN Group NV	2,795	124,748
NXP Semiconductors NV	2,976	254,448
QIAGEN NV	2,172	82,259
Randstad NV	975	52,040
Royal Dutch Shell plc, Class A	40,237	1,379,664
Royal Dutch Shell plc, Class B	33,195	1,162,042
STMicroelectronics NV	5,943	108,772
Unilever NV	14,064	782,308
Wolters Kluwer NV	2,422	150,987
		7,890,638

New Zealand - 0.2%
a2 Milk Co., Ltd. (2)	7,329	54,670
Auckland International Airport Ltd.	7,512	36,345
Fisher & Paykel Healthcare Corp. Ltd.	2,978	29,695
Fletcher Building Ltd. (2)	7,060	30,620
Meridian Energy Ltd.	13,065	28,444
Ryman Healthcare Ltd.	3,823	35,447
Spark New Zealand Ltd.	18,656	50,074

		265,295

Norway - 0.8%
Aker BP ASA	1,364	57,756
DNB ASA	8,213	172,839
Equinor ASA	10,475	294,518
Gjensidige Forsikring ASA	2,039	34,365
Marine Harvest ASA	3,437	79,642
Norsk Hydro ASA	12,075	72,412
Orkla ASA	6,708	56,676
Schibsted ASA, Class B	908	31,557
Telenor ASA	7,134	139,510
Yara International ASA	1,585	77,789
		1,017,064

Portugal - 0.2%
Banco Espirito Santo SA (1)(2)	34,023	-
EDP - Energias de Portugal SA	23,611	87,206
Galp Energia SGPS SA	5,073	100,586
Jeronimo Martins SGPS SA	1,795	26,458
		214,250

Singapore - 1.3%
Ascendas Real Estate Investment Trust	19,131	36,953
CapitaLand Commercial Trust	21,099	27,489
CapitaLand Ltd.	26,148	64,407
CapitaLand Mall Trust	25,281	41,089
City Developments Ltd.	4,171	27,808
ComfortDelGro Corp. Ltd.	21,978	39,060
DBS Group Holdings Ltd.	16,148	308,058
Genting Singapore Ltd.	48,954	37,946
Golden Agri-Resources Ltd.	123,300	22,522
Jardine Cycle & Carriage Ltd.	1,007	23,570
Keppel Corp. Ltd.	14,828	75,493
Oversea-Chinese Banking Corp. Ltd.	28,436	237,943
SATS Ltd.	6,826	26,060
SembCorp Industries Ltd.	12,300	27,781
Singapore Airlines Ltd.	3,300	23,507
Singapore Exchange Ltd.	5,000	26,948
Singapore Press Holdings Ltd. (3)	15,419	32,376
Singapore Technologies Engineering Ltd.	10,618	27,636
Singapore Telecommunications Ltd.	62,191	147,374
Suntec Real Estate Investment Trust	24,465	34,547
United Overseas Bank Ltd.	12,114	239,475
UOL Group Ltd.	4,870	24,560
Venture Corp. Ltd.	2,000	25,789
Wilmar International Ltd.	10,700	25,193
Yangzijiang Shipbuilding Holdings Ltd.	20,000	18,132
		1,621,716

Spain - 2.9%

ACS Actividades de Construccion y Servicios SA	1,960	83,247
Aena SME SA (5)	615	106,553
Amadeus IT Group SA, Class A	3,966	367,604
Banco Bilbao Vizcaya Argentaria SA	59,631	378,075
Banco de Sabadell SA	46,278	71,541
Banco Santander SA	137,639	689,111
Bankia SA	11,742	45,837
Bankinter SA	5,419	49,778
CaixaBank SA	33,360	151,719
Enagas SA	2,312	62,316
Endesa SA	3,238	69,843
Ferrovial SA	4,427	91,609
Grifols SA	2,499	70,266
Iberdrola SA	55,236	405,700
Industria de Diseno Textil SA	8,964	270,816
International Consolidated Airlines Group SA	5,802	49,773
Mapfre SA	10,989	34,372
Naturgy Energy Group SA	2,975	81,098
Red Electrica Corp. SA	4,173	87,239
Repsol SA	10,766	214,322
Siemens Gamesa Renewable Energy SA (2)(3)	1,846	23,293
Telefonica SA	38,503	303,725
		3,707,837

Sweden - 2.7%
Alfa Laval AB	2,993	80,986
Assa Abloy AB, Class B	8,723	174,843
Atlas Copco AB, Class A	5,827	167,574
Atlas Copco AB, Class B	3,558	94,797
Boliden AB	2,356	65,522
Electrolux AB, Series B	1,958	43,133
Epiroc AB, Class A (2)	5,827	65,071
Epiroc AB, Class B (2)	3,558	36,541
Essity AB, Class B	5,585	140,191
Hennes & Mauritz AB, Class B (3)	8,257	152,537
Hexagon AB, Class B	2,400	140,512
Husqvarna AB, Class B	4,245	36,089
ICA Gruppen AB (3)	820	26,009
Industrivarden AB, Class C	1,673	37,097
Investor AB, Class B	4,344	200,178
Kinnevik AB, Class B	1,988	60,031
L E Lundbergforetagen AB, Class B	510	17,186
Lundin Petroleum AB	1,894	72,194
Nordea Bank AB	28,580	310,967
Sandvik AB	10,353	183,292
Securitas AB, Class B	3,192	55,495
Skandinaviska Enskilda Banken AB, Class A	13,044	145,415
Skanska AB, Class B	2,734	53,607
SKF AB, Class B	3,325	65,426
Svenska Handelsbanken AB, Class A	12,961	163,459

Swedbank AB, Class A	7,827	193,579
Swedish Match AB	1,590	81,273
Tele2 AB, Class B	3,663	44,023
Telefonaktiebolaget LM Ericsson, Class B	24,333	215,366
Telia Co. AB	19,201	88,048
Volvo AB, Class B	14,184	250,162
		3,460,603

Switzerland - 8.7%
ABB Ltd.	16,743	396,052
Adecco Group AG	1,418	74,540
Baloise Holding AG	415	63,242
Barry Callebaut AG	22	41,660
Chocoladefabriken Lindt & Sprungli AG	1	81,911
Chocoladefabriken Lindt & Sprungli AG PC	10	69,985
Cie Financiere Richemont SA	4,675	381,154
Clariant AG	1,110	28,875
Coca-Cola HBC AG	1,844	62,824
Credit Suisse Group AG	19,884	298,368
Dufry AG (3)	385	43,499
EMS-Chemie Holding AG	52	31,012
Ferguson plc	2,176	184,572
Geberit AG	344	159,665
Givaudan SA	84	206,689
Glencore plc	106,557	459,333
Julius Baer Group Ltd.	2,030	101,451
Kuehne & Nagel International AG	489	77,592
LafargeHolcim Ltd.	3,030	150,006
Lonza Group AG	692	236,731
Nestle SA	27,556	2,293,666
Novartis AG	19,191	1,651,932
Pargesa Holding SA	354	28,442
Partners Group Holding AG	156	123,664
Roche Holding AG PC	6,221	1,504,333
Schindler Holding AG	110	26,542
Schindler Holding AG PC	412	102,817
SGS SA	49	129,014
Sika AG	1,200	174,623
Sonova Holding AG	543	107,768
Straumann Holding AG	95	71,569
Swatch Group AG (The)	505	39,333
Swatch Group AG (The), Bearer Shares	228	90,615
Swiss Life Holding AG	289	109,581
Swiss Prime Site AG	646	55,114
Swiss Re AG	2,847	262,312
Swisscom AG	201	91,165
Temenos AG	441	71,827
UBS Group AG	34,537	545,292
Vifor Pharma AG (3)	390	67,614
Zurich Insurance Group AG	1,356	427,554

		11,123,938

United Kingdom - 14.2%
3i Group plc	8,757	107,228
Admiral Group plc	1,608	43,588
Anglo American plc	8,632	193,106
Antofagasta plc	4,020	44,672
Ashtead Group plc	4,542	144,110
Associated British Foods plc	3,229	96,371
AstraZeneca plc	11,256	877,338
Auto Trader Group plc (5)	8,362	48,644
Aviva plc	31,617	201,731
Babcock International Group plc	2,322	21,868
BAE Systems plc	28,922	237,159
Barclays plc	148,320	328,977
Barratt Developments plc	8,797	64,965
Berkeley Group Holdings plc	1,068	51,164
BHP Billiton plc	18,945	413,410
BP plc	175,243	1,343,192
British American Tobacco plc	19,806	923,366
British Land Co. plc (The)	8,346	67,128
BT Group plc	72,149	211,782
Bunzl plc	2,897	91,076
Burberry Group plc	3,925	103,068
Carnival plc	1,546	95,922
Centrica plc	43,792	88,498
Coca-Cola European Partners plc (6)	1	46
Coca-Cola European Partners plc (6)	1,736	78,692
Compass Group plc	14,287	317,647
ConvaTec Group plc (5)	9,566	28,944
Croda International plc	1,191	80,730
Diageo plc	21,906	776,088
Direct Line Insurance Group plc	11,922	50,320
easyJet plc	1,619	27,705
Fresnillo plc	2,253	24,065
G4S plc	12,759	40,243
GlaxoSmithKline plc	43,689	876,170
GVC Holdings plc	4,677	55,967
Hammerson plc	8,073	48,036
Hargreaves Lansdown plc	2,659	77,405
HSBC Holdings plc	176,853	1,543,110
Imperial Brands plc	8,611	299,645
Informa plc	8,510	84,526
InterContinental Hotels Group plc	1,612	100,342
Intertek Group plc	1,422	92,504
Investec plc	6,644	46,608
ITV plc	34,182	70,154
J Sainsbury plc	16,600	69,546
John Wood Group plc	4,732	47,475
Johnson Matthey plc	1,639	76,055

Kingfisher plc	19,212	64,960
Land Securities Group plc	6,865	79,044
Legal & General Group plc	47,541	162,295
Lloyds Banking Group plc	630,386	484,822
London Stock Exchange Group plc	2,871	171,562
Marks & Spencer Group plc	16,551	62,272
Mediclinic International plc	3,826	21,369
Meggitt plc	7,904	58,355
Melrose Industries plc	36,399	94,746
Merlin Entertainments plc (5)	7,236	37,737
Micro Focus International plc	3,814	70,928
Mondi plc	3,206	87,779
National Grid plc	30,455	314,563
Next plc	1,210	86,595
NMC Health plc	541	23,915
Pearson plc	7,041	81,509
Persimmon plc	2,734	84,173
Prudential plc	23,298	534,178
Randgold Resources Ltd.	955	67,546
Reckitt Benckiser Group plc	5,982	546,456
RELX plc (6)	9,710	204,266
RELX plc (6)	8,296	174,292
Rio Tinto plc	10,812	545,374
Rolls-Royce Holdings plc	15,214	195,734
Royal Bank of Scotland Group plc	36,146	117,117
Royal Mail plc	7,310	45,442
RSA Insurance Group plc	8,671	64,965
Sage Group plc (The)	9,664	73,809
Schroders plc	934	37,620
Segro plc	8,386	69,782
Severn Trent plc	2,400	57,852
Sky plc (2)	9,324	210,102
Smith & Nephew plc	7,814	142,564
Smiths Group plc	3,491	67,970
SSE plc	9,191	137,257
St James's Place plc	4,702	70,086
Standard Chartered plc	25,692	212,864
Standard Life Aberdeen plc	24,289	96,783
Taylor Wimpey plc	27,593	61,676
Tesco plc	75,747	236,824
Travis Perkins plc	2,548	35,359
Unilever plc	10,697	587,630
United Utilities Group plc	6,952	63,819
Vodafone Group plc	226,145	484,543
Weir Group plc (The)	2,420	55,519
Whitbread plc	1,607	98,769
WM Morrison Supermarkets plc	18,613	62,930
WPP plc	9,814	143,722
		18,199,860

Total Common Stocks (Cost $94,432,008)		127,058,072

RIGHTS - 0.0% (4)

Australia - 0.0% (4)
Harvey Norman Holdings Ltd., Exp. 10/15/18 (2)(3)	332	192
		192

Total Rights (Cost $0)		192

SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.16%	1,013,082	1,013,082

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $1,013,082)		1,013,082

TOTAL INVESTMENTS (Cost $95,445,090) - 100.0%		128,071,346
Other assets and liabilities, net - (0.0%) (4)		(22,160)
NET ASSETS - 100.0%		128,049,186

NOTES TO SCHEDULE OF INVESTMENTS
(1) For fair value measurement disclosure purposes, security is categorized as Level 3.
(2) Non-income producing security.
(3) All or a portion of this security was on loan at September 30, 2018. The aggregate market value of securities on loan at September 30, 2018 was $2,825,457 and the total market value of the collateral received by the Fund was $2,979,031, comprised of cash of $1,013,082 and U.S. Government and/or agencies securities of $1,965,949.

(4) Amount is less than 0.05% or (0.05)%, as applicable.
(5) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $929,479, which represents 0.7% of the net assets of the Fund as of September 30, 2018.

(6) Securities are traded on separate exchanges for the same entity.

At September 30, 2018, the concentration of the Fund's investments in the various sectors, determined as a percentage of total investments, was as follows:

ECONOMIC SECTORS	% of total investments*
Financials	19.6%
Industrials	14.6%
Consumer Staples	11.2%
Health Care	11.2%
Consumer Discretionary	11.1%
Materials	8.0%
Information Technology	6.2%
Energy	6.2%
Communication Services	5.4%
Real Estate	3.3%
Utilities	3.2%
Total	100.0%
* Does not include Short Term Investment of Cash Collateral for Securities Loaned.

Abbreviations:
ADR:	American Depositary Receipt
CDI:	CHESS Depositary Interest
FDR:	Fiduciary Depositary Receipt
PC:	Participation Certificate
PFC Shares:	Preference Shares
SDR:	Swedish Depositary Receipt

U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of September 30, 2018, based on the inputs used to value them:

Assets	Level 1	Level 2		Level 3(1)	Total
Common Stocks
Hong Kong	$41,031	$4,402,091		$—	$4,443,122
Israel	282,999	412,886		—	695,885
Netherlands	325,083	7,565,555		—	7,890,638
United Kingdom	174,338	18,025,522		—	18,199,860
Other Countries(2)	-	95,828,567		—	95,828,567
Total Common Stocks	$823,451	$126,234,621	(3)	$—	$127,058,072
Rights	192	—		—	192
Short Term Investment of Cash Collateral for Securities Loaned	1,013,082	—		—	1,013,082
Total Investments	$1,836,725	$126,234,621		$—	$128,071,346

(1) None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2) For further breakdown of equity securities by country, please refer to the Schedule of Investments.
(3) Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period were valued at $0 and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended September 30, 2018 is not presented.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

CALVERT VP VOLATILITY MANAGED MODERATE PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2018 (Unaudited)

	SHARES	VALUE ($)
EXCHANGE-TRADED FUNDS - 95.2%
Equity Exchange-Traded Funds - 48.9%
Financial Select Sector SPDR Fund	65,000	1,792,700
Health Care Select Sector SPDR Fund	19,000	1,807,850
iShares Core S&P Mid-Cap ETF	23,000	4,629,670
iShares Russell 2000 ETF	24,000	4,045,200
iShares S&P 500 Growth ETF (1)	27,000	4,783,590
iShares S&P 500 Value ETF	35,000	4,054,400
iShares S&P Mid-Cap 400 Value ETF (1)	7,000	1,171,310
Technology Select Sector SPDR Fund	24,000	1,807,920
Vanguard FTSE Developed Markets ETF	250,000	10,817,500
Vanguard FTSE Emerging Markets ETF	27,000	1,107,000
Vanguard REIT ETF	27,000	2,178,360
Vanguard S&P 500 ETF	66,000	17,625,300
		55,820,800

Fixed-Income Exchange-Traded Funds - 46.3%
iShares Core U.S. Aggregate Bond ETF	250,000	26,380,000
Vanguard Total Bond Market ETF	335,000	26,364,500
		52,744,500

Total Exchange-Traded Funds (Cost $97,882,828)		108,565,300

SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 4.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.16%	5,069,448	5,069,448

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $5,069,448)		5,069,448

TOTAL INVESTMENTS (Cost $102,952,276) - 99.6%		113,634,748
Other assets and liabilities, net - 0.4%		449,661
NET ASSETS - 100.0%		114,084,409

NOTES TO SCHEDULE OF INVESTMENTS
(1) All or a portion of this security was on loan at September 30, 2018. The aggregate market value of securities on loan at September 30, 2018 was $4,970,016 and the total market value of the collateral received by the Fund was $5,069,448, comprised of cash.

FUTURES CONTRACTS	NUMBER OF CONTRACTS	EXPIRATION MONTH/YEAR	NOTIONAL AMOUNT	VALUE/NET UNREALIZED APPRECIATION (DEPRECIATION)
Long:
E-mini Russell 2000 Index	14	Dec-18	$1,190,560	$13,451)
E-mini S&P 500 Index	30	Dec-18	4,378,500	12,878
E-mini S&P MidCap 400 Index	4	Dec-18	810,080	(8,403)
MSCI EAFE Index	17	Dec-18	1,679,175	24,807
Total Long				$15,831

At September 30, 2018, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
During the fiscal year to date ended September 30, 2018, futures contracts were used to adjust the Fund’s overall equity exposure in an effort to stabilize portfolio volatility around a target level.
At September 30, 2018, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is equity price risk was $37,685 and $21,854, respectively.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of September 30, 2018, based on the inputs used to value them:

Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$108,565,300	—	$—	$108,565,300
Short Term Investment of Cash Collateral for Securities Loaned	5,069,448	—	—	5,069,448
Total Investments	$113,634,748	—	$—	$113,634,748
Futures Contracts(1)	$37,685	—	$—	$37,685
Total	$113,672,433	—	$—	$113,672,433
Liabilities
Futures Contracts(1)	$(21,854)	—	$—	$(21,854)

(1) The value listed reflects unrealized appreciation (depreciation) as shown in the Schedule of Investments.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

CALVERT VP VOLATILITY MANAGED MODERATE GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2018 (Unaudited)

	SHARES	VALUE ($)
EXCHANGE-TRADED FUNDS - 95.2%
Equity Exchange-Traded Funds - 64.4%
Financial Select Sector SPDR Fund	68,000	1,875,440
Health Care Select Sector SPDR Fund	20,000	1,903,000
iShares Core S&P Mid-Cap ETF	27,000	5,434,830
iShares Russell 2000 ETF	26,000	4,382,300
iShares S&P 500 Growth ETF (1)	28,000	4,960,760
iShares S&P 500 Value ETF	38,000	4,401,920
iShares S&P Mid-Cap 400 Value ETF	6,000	1,003,980
Technology Select Sector SPDR Fund	26,000	1,958,580
Vanguard FTSE Developed Markets ETF	267,000	11,553,090
Vanguard FTSE Emerging Markets ETF	28,000	1,148,000
Vanguard REIT ETF	32,000	2,581,760
Vanguard S&P 500 ETF	69,000	18,426,450
		59,630,110

Fixed-Income Exchange-Traded Funds - 30.8%
iShares Core U.S. Aggregate Bond ETF	176,000	18,571,520
Vanguard Total Bond Market ETF	127,000	9,994,900
		28,566,420

Total Exchange-Traded Funds (Cost $76,455,607)		88,196,530

SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 5.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.16%	5,010,390	5,010,390

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $5,010,390)		5,010,390

TOTAL INVESTMENTS (Cost $81,465,997) - 100.6%		93,206,920
Other assets and liabilities, net - (0.6%)		(533,154)
NET ASSETS - 100.0%		92,673,766

NOTES TO SCHEDULE OF INVESTMENTS
(1) All or a portion of this security was on loan at September 30, 2018. The aggregate market value of securities on loan at September 30, 2018 was $4,911,152 and the total market value of the collateral received by the Fund was $5,010,390, comprised of cash.

FUTURES CONTRACTS	NUMBER OF CONTRACTS	EXPIRATION MONTH/YEAR	NOTIONAL AMOUNT	VALUE/NET UNREALIZED APPRECIATION (DEPRECIATION)
Long:
E-mini Russell 2000 Index	12	Dec-18	$1,020,480	$11,529)
E-mini S&P 500 Index	21	Dec-18	3,064,950	9,014
E-mini S&P MidCap 400 Index	3	Dec-18	607,560	(6,302)
MSCI EAFE Index	13	Dec-18	1,284,075	18,970
Total Long				$10,153

At September 30, 2018, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
During the fiscal year to date ended September 30, 2018, futures contracts were used to adjust the Fund’s overall equity exposure in an effort to stabilize portfolio volatility around a target level.
At September 30, 2018, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is equity price risk was $27,984 and $17,831, respectively.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of September 30, 2018, based on the inputs used to value them:

Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$88,196,530	$—	$—	$88,196,530
Short Term Investment of Cash Collateral for Securities Loaned	5,010,390	—	—	5,010,390
Total Investments	$93,206,920	$—	$—	$93,206,920
Futures Contracts(1)	$27,984	$—	$—	$27,984
Total	$93,234,904	$—	$—	$93,234,904
Liabilities
Futures Contracts(1)	$(17,831)	$—	$—	$(17,831)

(1) The value listed reflects unrealized appreciation (depreciation) as shown in the Schedule of Investments.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

CALVERT VP VOLATILITY MANAGED GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2018 (Unaudited)

	SHARES	VALUE ($)
EXCHANGE-TRADED FUNDS - 95.2%
Equity Exchange-Traded Funds - 79.8%
Financial Select Sector SPDR Fund	148,000	4,081,840
Health Care Select Sector SPDR Fund	43,000	4,091,450
iShares Core S&P Mid-Cap ETF	61,000	12,278,690
iShares Russell 2000 ETF	56,000	9,438,800
iShares S&P 500 Growth ETF (1)	74,000	13,110,580
iShares S&P 500 Value ETF (1)	101,000	11,699,840
iShares S&P Mid-Cap 400 Value ETF	10,000	1,673,300
Technology Select Sector SPDR Fund	56,000	4,218,480
Vanguard FTSE Developed Markets ETF	579,000	25,053,330
Vanguard FTSE Emerging Markets ETF	58,000	2,378,000
Vanguard REIT ETF	79,000	6,373,720
Vanguard S&P 500 ETF	142,000	37,921,100
		132,319,130

Fixed-Income Exchange-Traded Funds - 15.4%
iShares Core U.S. Aggregate Bond ETF	241,000	25,430,320

Total Exchange-Traded Funds (Cost $129,519,439)		157,749,450

SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 7.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.16%	12,843,413	12,843,413

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $12,843,413)		12,843,413

TOTAL INVESTMENTS (Cost $142,362,852) - 102.9%		170,592,863
Other assets and liabilities, net - (2.9%)		(4,853,680)
NET ASSETS - 100.0%		165,739,183

NOTES TO SCHEDULE OF INVESTMENTS
(1) All or a portion of this security was on loan at September 30, 2018. The aggregate market value of securities on loan at September 30, 2018 was $12,584,494 and the total market value of the collateral received by the Fund was $12,843,413, comprised of cash.

FUTURES CONTRACTS	NUMBER OF CONTRACTS	EXPIRATION MONTH/YEAR	NOTIONAL AMOUNT	VALUE/NET UNREALIZED APPRECIATION (DEPRECIATION)
Long:
E-mini Russell 2000 Index	21	Dec-18	$1,785,840	$20,176)
E-mini S&P 500 Index	40	Dec-18	5,838,000	17,170
E-mini S&P MidCap 400 Index	6	Dec-18	1,215,120	(12,604)
MSCI EAFE Index	23	Dec-18	2,271,825	33,563
Total Long				$17,953

At September 30, 2018, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
During the fiscal year to date ended September 30, 2018, futures contracts were used to adjust the Fund’s overall equity exposure in an effort to stabilize portfolio volatility around a target level.

At September 30, 2018, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is equity price risk was $50,733 and $32,780, respectively.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of September 30, 2018, based on the inputs used to value them:

Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$157,749,450	$—	$—	$157,749,450
Short Term Investment of Cash Collateral for Securities Loaned	12,843,413	—	—	12,843,413
Total Investments	$170,592,863	$—	$—	$170,592,863
Futures Contracts(1)	$50,733	$—	$—	$50,733
Total	$170,643,596	$—	$—	$170,643,596
Liabilities
Futures Contracts(1)	$(32,780)	$—	$—	$(32,780)

(1) The value listed reflects unrealized appreciation (depreciation) as shown in the Schedule of Investments.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

CALVERT VP NASDAQ 100 INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2018 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 96.3%
Airlines - 0.2%
American Airlines Group, Inc. (1)	8,185	338,286

Automobiles - 0.5%
Tesla, Inc. (2)	2,996	793,251

Beverages - 2.1%
Monster Beverage Corp. (2)	9,704	565,549
PepsiCo, Inc.	24,839	2,777,000
		3,342,549

Biotechnology - 5.9%
Alexion Pharmaceuticals, Inc. (2)	3,876	538,803
Amgen, Inc.	11,368	2,356,473
Biogen, Inc. (2)	3,538	1,250,011
BioMarin Pharmaceutical, Inc. (1)(2)	3,119	302,449
Celgene Corp. (2)	12,353	1,105,470
Gilead Sciences, Inc.	22,735	1,755,369
Incyte Corp. (2)	3,784	261,399
Regeneron Pharmaceuticals, Inc. (2)	1,853	748,686
Shire plc ADR	1,195	216,618
Vertex Pharmaceuticals, Inc. (2)	4,488	865,017
		9,400,295

Commercial Services & Supplies - 0.2%
Cintas Corp.	1,863	368,520

Communications Equipment - 2.5%
Cisco Systems, Inc.	82,595	4,018,247

Entertainment - 4.2%
Activision Blizzard, Inc.	13,390	1,113,914
Electronic Arts, Inc. (2)	5,398	650,405
NetEase, Inc. ADR	1,335	304,714
Netflix, Inc. (2)	7,648	2,861,346
Take-Two Interactive Software, Inc. (2)	1,999	275,842
Twenty-First Century Fox, Inc., Class A	18,426	853,677
Twenty-First Century Fox, Inc., Class B	13,962	639,739
		6,699,637

Food & Staples Retailing - 1.9%
Costco Wholesale Corp.	7,702	1,809,046
Walgreens Boots Alliance, Inc.	17,429	1,270,574
		3,079,620

Food Products - 1.4%
Kraft Heinz Co. (The)	21,413	1,180,071
Mondelez International, Inc., Class A	25,791	1,107,981
		2,288,052

Health Care Equipment & Supplies - 1.5%
Align Technology, Inc. (2)	1,411	552,011
DENTSPLY SIRONA, Inc.	3,979	150,168
Hologic, Inc. (2)	4,777	195,762
IDEXX Laboratories, Inc. (2)	1,520	379,483
Intuitive Surgical, Inc. (2)	1,998	1,146,852
		2,424,276

Health Care Providers & Services - 0.7%
Express Scripts Holding Co. (2)	9,821	933,093
Henry Schein, Inc. (2)	2,689	228,646
		1,161,739

Health Care Technology - 0.2%
Cerner Corp. (2)	5,772	371,775

Hotels, Restaurants & Leisure - 1.5%
Marriott International, Inc., Class A	6,094	804,591
Starbucks Corp.	23,694	1,346,767
Wynn Resorts Ltd.	1,899	241,287
		2,392,645

Interactive Media & Services - 13.6%
Alphabet, Inc., Class A (2)	5,250	6,337,170
Alphabet, Inc., Class C (2)	6,145	7,333,873
Baidu, Inc. ADR (2)	4,930	1,127,393
Facebook, Inc., Class A (2)	42,355	6,965,703
		21,764,139

Internet & Direct Marketing Retail - 13.0%
Amazon.com, Inc. (2)	8,566	17,157,698
Booking Holdings, Inc. (2)	834	1,654,656
Ctrip.com International Ltd. ADR (2)	8,146	302,787
eBay, Inc. (2)	17,379	573,854
Expedia Group, Inc.	2,400	313,152
JD.com, Inc. ADR (1)(2)	16,129	420,806
MercadoLibre, Inc. (1)	770	262,162
Qurate Retail, Inc. (2)	7,570	168,130
		20,853,245

IT Services - 3.0%
Automatic Data Processing, Inc.	7,702	1,160,383
Cognizant Technology Solutions Corp., Class A	10,190	786,159
Fiserv, Inc. (2)	7,159	589,759
Paychex, Inc.	6,305	464,363

PayPal Holdings, Inc. (2)	20,761	1,823,646
		4,824,310

Leisure Products - 0.2%
Hasbro, Inc.	2,237	235,153

Life Sciences Tools & Services - 0.6%
Illumina, Inc. (2)	2,582	947,749

Machinery - 0.3%
PACCAR, Inc.	6,129	417,936

Media - 3.2%
Charter Communications, Inc., Class A (2)	4,072	1,326,983
Comcast Corp., Class A	80,293	2,843,175
Liberty Global plc, Class A (2)	3,794	109,761
Liberty Global plc, Class C (2)	9,696	273,039
Sirius XM Holdings, Inc. (1)	78,563	496,518
		5,049,476

Multiline Retail - 0.2%
Dollar Tree, Inc. (2)	4,120	335,986

Pharmaceuticals - 0.2%
Mylan NV (2)	9,013	329,876

Professional Services - 0.2%
Verisk Analytics, Inc. (2)	2,884	347,666

Road & Rail - 0.9%
CSX Corp.	15,083	1,116,896
JB Hunt Transport Services, Inc.	1,962	233,360
		1,350,256

Semiconductors & Semiconductor Equipment - 10.5%
Analog Devices, Inc.	6,527	603,486
Applied Materials, Inc.	17,264	667,254
ASML Holding NV (1)	1,292	242,922
Broadcom, Inc.	7,581	1,870,460
Intel Corp.	80,981	3,829,591
KLA-Tencor Corp.	2,728	277,465
Lam Research Corp.	2,768	419,906
Maxim Integrated Products, Inc.	4,886	275,521
Microchip Technology, Inc. (1)	4,137	326,451
Micron Technology, Inc. (2)	20,369	921,290
NVIDIA Corp.	10,678	3,000,731
QUALCOMM, Inc. (1)	25,801	1,858,446
Skyworks Solutions, Inc.	3,143	285,101
Texas Instruments, Inc.	17,116	1,836,376
Xilinx, Inc.	4,457	357,318

		16,772,318

Software - 13.4%
Adobe Systems, Inc. (2)	8,616	2,325,889
Autodesk, Inc. (2)	3,861	602,741
CA, Inc.	7,326	323,443
Cadence Design Systems, Inc. (2)	5,063	229,455
Check Point Software Technologies Ltd. (2)	2,781	327,240
Citrix Systems, Inc. (2)	2,375	264,005
Intuit, Inc.	4,543	1,033,078
Microsoft Corp.	134,673	15,402,551
Symantec Corp.	11,020	234,506
Synopsys, Inc. (2)	2,609	257,273
Workday, Inc., Class A (2)	2,556	373,125
		21,373,306

Specialty Retail - 0.9%
O'Reilly Automotive, Inc. (2)	1,415	491,458
Ross Stores, Inc.	6,620	656,042
Ulta Beauty, Inc. (2)	1,050	296,226
		1,443,726

Technology Hardware, Storage & Peripherals - 12.3%
Apple, Inc.	84,826	19,148,621
Seagate Technology plc	4,981	235,850
Western Digital Corp.	5,203	304,584
		19,689,055

Trading Companies & Distributors - 0.2%
Fastenal Co. (1)	5,066	293,929

Wireless Telecommunication Services - 0.8%
T-Mobile US, Inc. (2)	14,880	1,044,278
Vodafone Group plc ADR	8,531	185,123
		1,229,401

Total Common Stocks (Cost $52,532,715)		153,936,419

EXCHANGE-TRADED FUNDS - 0.8%
Invesco QQQTM Trust, Series 1 (1)	7,000	1,300,530

Total Exchange-Traded Funds (Cost $1,110,510)		1,300,530

	PRINCIPAL AMOUNT ($)	VALUE ($)
U.S. TREASURY OBLIGATIONS - 0.2%
U.S. Treasury Bill, 0.00%, 7/18/19 (3)	300,000	294,103

Total U.S. Treasury Obligations (Cost $294,073)		294,103

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.16%	582,457	582,457

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $582,457)		582,457

TOTAL INVESTMENTS (Cost $54,519,755) - 97.7%		156,113,509
Other assets and liabilities, net - 2.3%		3,756,718
NET ASSETS - 100.0%		159,870,227

NOTES TO SCHEDULE OF INVESTMENTS
(1) All or a portion of this security was on loan at September 30, 2018. The aggregate market value of securities on loan at September 30, 2018 was $4,502,847 and the total market value of the collateral received by the Fund was $4,588,157, comprised of cash of $582,457 and U.S. Government and/or agencies securities of $4,005,700.

(2) Non-income producing security.
(3) Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.

Abbreviations:
ADR:	American Depositary Receipt

FUTURES CONTRACTS	NUMBER OF CONTRACTS	EXPIRATION MONTH/YEAR	NOTIONAL AMOUNT	VALUE/NET UNREALIZED APPRECIATION (DEPRECIATION)
Long:
E-mini NASDAQ 100 Index	26	Dec-18	$3,980,730	$98,982

During the fiscal year to date ended September 30, 2018, the Fund used futures contracts to provide equity market exposure for uncommitted cash balances.
At September 30, 2018, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is equity price risk was $98,982.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of September 30, 2018, based on the inputs used to value them:

Assets	Level 1		Level 2	Level 3	Total
Common Stocks	$153,936,419	(1)	$—	$—	$153,936,419
Exchange-Traded Funds	1,300,530		—	—	1,300,530
U.S. Treasury Obligations	—		294,103	—	294,103
Short Term Investment of Cash Collateral for Securities Loaned	582,457		—	—	582,457
Total Investments	$155,819,406		$294,103	$—	$156,113,509

Futures Contracts(2)	98,982		—	—	98,982
Total	$155,918,388		$294,103	$—	$156,212,491

(1) The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
(2) The value listed reflects unrealized appreciation (depreciation) as shown in the Schedule of Investments.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calvert Variable Products, Inc.

By:    /s/ John H. Streur
    John H. Streur
    President

Date:    November 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ John H. Streur
    John H. Streur
    President

Date:    November 26, 2018

By:    /s/ James F. Kirchner
    James F. Kirchner
    Treasurer

Date:    November 26, 2018